UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Semiannual Report

Delaware Foundation Funds®	March 31, 2012

Delaware
Foundation® Equity Fund

Delaware Foundation
Growth Allocation Fund
Multi-asset mutual funds

Delaware Foundation Moderate Allocation Fund Delaware Foundation Conservative Allocation Fund

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Table of contents

> Disclosure of Fund expenses	1

> Security type/sector allocations, top 10 equity holdings and country allocations	3

> Statements of net assets	11

> Statements of assets and liabilities	83

> Statements of operations	84

> Statements of changes in net assets	86

> Financial highlights	90

> Notes to financial statements	109

> Other Fund information	126

> About the organization	127

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation Funds® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from October 1, 2011 to March 31, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2011 to March 31, 2012.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Equity Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/11 to
	10/1/11	3/31/12	Ratio	3/31/12*
Actual Fund return
Class A	$1,000.00	$1,224.10	1.18%	$6.56
Class C	1,000.00	1,218.20	1.93%	10.70
Class R	1,000.00	1,222.50	1.43%	7.95
Institutional Class	1,000.00	1,225.80	0.93%	5.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.18%	$5.96
Class C	1,000.00	1,015.35	1.93%	9.72
Class R	1,000.00	1,017.85	1.43%	7.21
Institutional Class	1,000.00	1,020.35	0.93%	4.70

Delaware Foundation Growth Allocation Fund
expense analysis of an investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/11 to
	10/1/11	3/31/12	Ratio	3/31/12*
Actual Fund return
Class A	$1,000.00	$1,175.90	1.15%	$6.26
Class B	1,000.00	1,175.90	1.15%	6.26
Class C	1,000.00	1,171.00	1.90%	10.31
Class R	1,000.00	1,174.10	1.40%	7.61
Institutional Class	1,000.00	1,176.90	0.90%	4.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81
Class B	1,000.00	1,019.25	1.15%	5.81
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55

(continues)       1

Disclosure of Fund expenses

Delaware Foundation® Moderate Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/11 to
	10/1/11	3/31/12	Ratio	3/31/12*
Actual Fund return
Class A	$1,000.00	$1,139.50	1.13%	$6.04
Class B	1,000.00	1,134.50	1.90%	10.14
Class C	1,000.00	1,134.10	1.90%	10.14
Class R	1,000.00	1,138.30	1.40%	7.48
Institutional Class	1,000.00	1,140.80	0.90%	4.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.13%	$5.70
Class B	1,000.00	1,015.50	1.90%	9.57
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55

Delaware Foundation Conservative Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/11 to
	10/1/11	3/31/12	Ratio	3/31/12*
Actual Fund return
Class A	$1,000.00	$1,100.70	1.13%	$5.93
Class B	1,000.00	1,101.00	1.13%	5.94
Class C	1,000.00	1,096.40	1.88%	9.85
Class R	1,000.00	1,099.30	1.38%	7.24
Institutional Class	1,000.00	1,103.00	0.88%	4.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.13%	$5.70
Class B	1,000.00	1,019.35	1.13%	5.70
Class C	1,000.00	1,015.60	1.88%	9.47
Class R	1,000.00	1,018.10	1.38%	6.96
Institutional Class	1,000.00	1,020.60	0.88%	4.45

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Equity Fund
As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	92.66%
U.S. Markets	51.52%
Consumer Discretionary	5.50%
Consumer Staples	4.95%
Energy	5.02%
Financials	6.60%
Healthcare	6.51%
Industrials	5.06%
Information Technology	13.66%
Materials	1.31%
Telecommunication Services	2.10%
Utilities	0.81%
Developed Markets	27.98%
Consumer Discretionary	4.12%
Consumer Staples	3.97%
Energy	1.73%
Financials	2.41%
Healthcare	3.41%
Industrials	4.71%
Information Technology	1.81%
Materials	4.26%
Telecommunication Services	0.81%
Utilities	0.75%
Emerging Markets	13.16%
Consumer Discretionary	0.93%
Consumer Staples	1.18%
Energy	3.02%
Financials	1.90%
Industrials	0.72%
Information Technology	2.11%
Materials	1.27%
Telecommunication Services	2.03%
Exchange-Traded Funds	2.34%
Preferred Stock	0.07%
Short-Term Investments	5.32%
Securities Lending Collateral	0.15%
Total Value of Securities	100.54%
Obligation to Return Securities Lending Collateral	(0.15%)
Other Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	2.21%
iShares MSCI Japan Index Fund	1.80%
QUALCOMM	1.22%
Google Class A	1.04%
Visa Class A	0.92%
EOG Resources	0.88%
MasterCard Class A	0.87%
Crown Castle International	0.81%
priceline.com	0.80%
Pfizer	0.80%

(continues)       3

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Equity Fund

Percentage
Country	of net assets
Australia	1.31%
Austria	0.05%
Belgium	0.12%
Bermuda	0.05%
Brazil	2.92%
Canada	1.81%
China	2.01%
Denmark	1.17%
Finland	0.43%
France	4.22%
Germany	1.75%
Guernsey	0.08%
Hong Kong	1.41%
India	0.43%
Indonesia	0.22%
Ireland	0.43%
Israel	0.91%
Italy	0.19%
Japan	2.83%
Malaysia	0.13%
Mexico	0.83%
Netherlands	0.55%
New Zealand	0.06%
Norway	0.12%
Panama	0.35%
Poland	0.07%
Republic of Korea	2.53%
Russia	1.22%
Singapore	0.15%
South Africa	1.01%
Spain	0.28%
Sweden	1.05%
Switzerland	2.75%
Taiwan	0.91%
Thailand	0.49%
Turkey	0.10%
United Kingdom	6.27%
United States	53.86%
Total	95.07%

Delaware Foundation® Growth Allocation Fund
As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	74.34%
U.S. Markets	40.01%
Consumer Discretionary	4.38%
Consumer Staples	3.76%
Energy	3.87%
Financials	5.18%
Healthcare	5.15%
Industrials	3.99%
Information Technology	10.40%
Materials	1.06%
Telecommunication Services	1.59%
Utilities	0.63%
Developed Markets	23.53%
Consumer Discretionary	3.51%
Consumer Staples	3.32%
Energy	1.37%
Financials	2.17%
Healthcare	2.74%
Industrials	4.05%
Information Technology	1.66%
Materials	3.41%
Telecommunication Services	0.67%
Utilities	0.63%
Emerging Markets	10.80%
Consumer Discretionary	0.82%
Consumer Staples	1.08%
Energy	2.39%
Financials	1.55%
Industrials	0.50%
Information Technology	1.75%
Materials	1.06%
Telecommunication Services	1.65%
Utilities	0.00%
Convertible Preferred Stock	0.09%
Exchange-Traded Funds	0.05%
Agency Collateralized Mortgage Obligations	0.30%
Agency Mortgage-Backed Securities	2.41%
Commercial Mortgage-Backed Securities	0.61%
Convertible Bonds	0.56%
Corporate Bonds	10.76%
Banking	1.34%
Basic Industry	1.19%
Brokerage	0.06%
Capital Goods	0.19%
Consumer Cyclical	0.56%
Consumer Non-Cyclical	1.03%
Energy	1.95%
Financials	0.60%
Insurance	0.30%
Media	0.27%
Real Estate	0.50%
Services	0.29%
Technology	0.51%
Telecommunications	0.88%
Transportation	0.14%
Utilities	0.95%
Non-Agency Asset-Backed Securities	0.11%
Non-Agency Collateralized Mortgage Obligations	0.03%
Regional Bonds	0.77%
Senior Secured Loans	1.01%
Sovereign Bonds	1.79%
Supranational Banks	0.06%
U.S. Treasury Obligations	2.57%
Preferred Stock	0.11%
Short-Term Investments	6.86%
Total Value of Securities	102.43%
Option Written	(0.00%)
Liabilities Net of Receivables and Other Assets	(2.43%)
Total Net Assets	100.00%

(continues)       5

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	1.64%
QUALCOMM	0.90%
Google Class A	0.79%
Visa Class A	0.68%
EOG Resources	0.65%
MasterCard Class A	0.64%
Toyota Motor	0.64%
CGI Group Class A	0.63%
Pfizer	0.62%
Crown Castle International	0.60%

Percentage
Country	of net assets
Argentina	0.09%
Australia	1.79%
Austria	0.04%
Belgium	0.10%
Bermuda	0.11%
Brazil	2.25%
Canada	2.06%
Cayman Islands	0.62%
China	1.73%
Colombia	0.05%
Curacao	0.02%
Denmark	0.90%
Finland	0.37%
France	3.29%
Germany	1.47%
Guernsey	0.04%
Hong Kong	1.33%
India	0.67%
Indonesia	0.17%
Ireland	0.36%
Israel	0.70%
Italy	0.24%
Japan	3.84%
Jersey	0.01%
Liberia	0.01%
Luxembourg	0.20%
Malaysia	0.13%
Mexico	0.92%
Netherlands	0.57%
New Zealand	0.04%
Norway	0.51%
Panama	0.31%
Peru	0.09%
Philippines	0.14%
Poland	0.14%
Republic of Korea	1.89%
Russia	1.12%
Singapore	0.21%
South Africa	0.86%
Spain	0.29%
Supranational	0.06%
Sweden	0.91%
Switzerland	2.15%
Taiwan	0.87%
Thailand	0.40%
Turkey	0.09%
United Kingdom	5.28%
United States	55.99%
Uruguay	0.03%
Venezuela	0.11%
Total	95.57%

Delaware Foundation® Moderate Allocation Fund
As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	56.33%
U.S. Markets	30.21%
Consumer Discretionary	3.26%
Consumer Staples	2.90%
Energy	2.96%
Financials	3.90%
Healthcare	3.88%
Industrials	3.00%
Information Technology	7.82%
Materials	0.81%
Telecommunication Services	1.20%
Utilities	0.48%
Developed Markets	17.81%
Consumer Discretionary	2.66%
Consumer Staples	2.51%
Energy	1.03%
Financials	1.65%
Healthcare	2.07%
Industrials	3.06%
Information Technology	1.26%
Materials	2.58%
Telecommunication Services	0.51%
Utilities	0.48%
Emerging Markets	8.31%
Consumer Discretionary	0.62%
Consumer Staples	0.83%
Energy	1.85%
Financials	1.17%
Industrials	0.39%
Information Technology	1.38%
Materials	0.82%
Telecommunication Services	1.25%
Convertible Preferred Stock	0.17%
Exchange-Traded Funds	0.03%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	0.27%
Agency Mortgage-Backed Securities	3.92%
Commercial Mortgage-Backed Securities	1.34%
Convertible Bonds	1.15%
Corporate Bonds	20.16%
Banking	2.38%
Basic Industry	2.31%
Brokerage	0.22%
Capital Goods	0.50%
Consumer Cyclical	1.16%
Consumer Non-Cyclical	2.05%
Energy	3.45%
Financials	0.85%
Insurance	0.48%
Media	0.57%
Real Estate	0.94%
Services	0.51%
Technology	1.03%
Telecommunications	1.55%
Transportation	0.28%
Utilities	1.88%
Municipal Bond	0.06%
Non-Agency Asset-Backed Securities	0.52%
Non-Agency Collateralized Mortgage Obligations	0.12%
Regional Bonds	1.26%
Senior Secured Loans	1.85%
Sovereign Bonds	3.44%
Supranational Banks	0.12%
U.S. Treasury Obligations	4.47%
Preferred Stock	0.22%
Short-Term Investments	8.61%
Total Value of Securities	104.06%
Option Written	(0.01%)
Liabilities Net of Receivables and Other Assets	(4.05%)
Total Net Assets	100.00%

(continues)       7

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	1.22%
QUALCOMM	0.67%
Google Class A	0.59%
Visa Class A	0.51%
EOG Resources	0.48%
CGI Group Class A	0.48%
MasterCard Class A	0.48%
Toyota Motor	0.48%
Pfizer	0.48%
Archer-Daniels-Midland	0.47%

Percentage
Country	of net assets
Argentina	0.07%
Australia	1.88%
Austria	0.03%
Belgium	0.07%
Bermuda	0.20%
Brazil	2.17%
Canada	2.58%
Cayman Islands	0.91%
Chile	0.22%
China	1.36%
Colombia	0.12%
Curacao	0.02%
Denmark	0.68%
Finland	0.31%
France	2.60%
Germany	1.17%
Guernsey	0.03%
Hong Kong	1.00%
India	0.50%
Indonesia	0.23%
Ireland	0.35%
Israel	0.53%
Italy	0.17%
Japan	2.91%
Jersey	0.03%
Liberia	0.01%
Luxembourg	0.29%
Malaysia	0.11%
Mexico	0.72%
Netherlands	0.89%
New Zealand	0.03%
Norway	0.85%
Panama	0.31%
Peru	0.15%
Philippines	0.13%
Poland	0.18%
Qatar	0.06%
Republic of Korea	1.65%
Russia	0.96%
Singapore	0.16%
South Africa	0.93%
Spain	0.26%
Supranational	0.12%
Sweden	0.78%
Switzerland	1.62%
Taiwan	0.66%
Thailand	0.30%
Turkey	0.12%
United Kingdom	4.70%
United States	59.02%
Uruguay	0.06%
Venezuela	0.24%
Total	95.45%

Delaware Foundation® Conservative Allocation Fund
As of March 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	37.78%
U.S. Markets	20.36%
Consumer Discretionary	2.19%
Consumer Staples	1.94%
Energy	1.99%
Financials	2.63%
Healthcare	2.63%
Industrials	2.03%
Information Technology	5.27%
Materials	0.55%
Telecommunication Services	0.81%
Utilities	0.32%
Developed Markets	11.88%
Consumer Discretionary	1.78%
Consumer Staples	1.68%
Energy	0.69%
Financials	1.09%
Healthcare	1.38%
Industrials	2.04%
Information Technology	0.84%
Materials	1.72%
Telecommunication Services	0.34%
Utilities	0.32%
Emerging Markets	5.54%
Consumer Discretionary	0.41%
Consumer Staples	0.55%
Energy	1.25%
Financials	0.78%
Industrials	0.26%
Information Technology	0.92%
Materials	0.53%
Telecommunication Services	0.84%
Convertible Preferred Stock	0.20%
Exchange-Traded Funds	0.04%
Agency Collateralized Mortgage Obligations	0.53%
Agency Mortgage-Backed Securities	7.07%
Commercial Mortgage-Backed Securities	2.04%
Convertible Bonds	1.25%
Corporate Bonds	28.48%
Banking	3.45%
Basic Industry	3.28%
Brokerage	0.29%
Capital Goods	0.66%
Consumer Cyclical	1.44%
Consumer Non-Cyclical	3.11%
Energy	5.00%
Financials	1.26%
Insurance	0.66%
Media	0.84%
Real Estate	1.29%
Services	0.68%
Technology	1.23%
Telecommunications	2.28%
Transportation	0.39%
Utilities	2.62%
Non-Agency Asset-Backed Securities	0.76%
Non-Agency Collateralized Mortgage Obligations	0.10%
Regional Bonds	1.46%
Senior Secured Loans	2.70%
Sovereign Bonds	4.41%
Supranational Banks	0.17%
U.S. Treasury Obligations	8.28%
Preferred Stock	0.31%
Short-Term Investments	11.76%
Total Value of Securities	107.34%
Option Written	(0.02%)
Liabilities Net of Receivables and Other Assets	(7.32%)
Total Net Assets	100.00%

(continues)      9

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	0.82%
QUALCOMM	0.45%
Google Class A	0.40%
Visa Class A	0.34%
MasterCard Class A	0.33%
CGI Group Class A	0.32%
EOG Resources	0.32%
Pfizer	0.32%
Toyota Motor	0.32%
Archer-Daniels-Midland	0.31%

Percentage
Country	of net assets
Argentina	0.05%
Australia	2.07%
Austria	0.02%
Belgium	0.05%
Bermuda	0.27%
Brazil	1.26%
Canada	2.68%
Cayman Islands	1.42%
Chile	0.19%
China	0.90%
Colombia	0.17%
Curacao	0.04%
Denmark	0.45%
Finland	0.26%
France	1.82%
Germany	0.94%
Guernsey	0.02%
Hong Kong	0.67%
India	0.35%
Indonesia	0.19%
Ireland	0.24%
Israel	0.34%
Italy	0.20%
Japan	1.94%
Jersey	0.06%
Liberia	0.01%
Luxembourg	0.47%
Malaysia	0.09%
Mexico	0.57%
Netherlands	1.08%
New Zealand	0.02%
Norway	1.14%
Panama	0.26%
Peru	0.21%
Philippines	0.11%
Poland	0.23%
Republic of Korea	1.24%
Russia	0.91%
Singapore	0.10%
South Africa	0.77%
Spain	0.23%
Supranational	0.17%
Sweden	0.64%
Switzerland	1.08%
Taiwan	0.45%
Thailand	0.20%
Turkey	0.04%
United Kingdom	4.08%
United States	64.52%
Uruguay	0.08%
Venezuela	0.28%
Total	95.58%

Statements of net assets

Delaware Foundation® Equity Fund
March 31, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 92.66%
U.S. Markets – 51.52%
Consumer Discretionary – 5.50%
†	AFC Enterprises	65	$1,102
†	Apollo Group Class A	216	8,346
†	Bally Technologies	12	561
†	Buffalo Wild Wings	11	998
	CEC Entertainment	20	758
†	Cheesecake Factory	22	647
	Cinemark Holdings	33	724
	Comcast Class A	288	8,643
	Comcast Special Class	150	4,427
	Cooper Tire & Rubber	37	563
	DSW Class A	17	931
	Ford Motor	230	2,873
†	G-III Apparel Group	21	597
†	Iconix Brand Group	55	956
†	Jack in the Box	36	863
	Jarden	64	2,575
	Jones Group	24	301
†	Jos. A Bank Clothiers	20	1,008
†	Knology	47	855
	Lowe’s	303	9,508
	Macy’s	59	2,344
†	Madden (Steven)	30	1,283
	McDonald’s	36	3,532
	National CineMedia	43	658
	NIKE Class B	84	9,109
	Nordstrom	46	2,563
†	OpenTable	10	405
†	Perry Ellis International	42	784
†	priceline.com	20	14,351
*	Regal Entertainment Group Class A	42	571
†	Shuffle Master	75	1,320
	Staples	450	7,281
	Starbucks	32	1,788
	Target	35	2,039
†	Tenneco	25	929
	Viacom Class B	54	2,563
			98,756
Consumer Staples – 4.95%
	Archer-Daniels-Midland	412	13,043
	Avon Products	569	11,016
	Casey’s General Stores	24	1,331
	Coca-Cola	28	2,072
	CVS Caremark	276	12,364
†	Fresh Market	16	767
	General Mills	57	2,249
	J&J Snack Foods	18	944
	Kimberly-Clark	152	11,231
	Kraft Foods	222	8,438
	PepsiCo	63	4,180
†	Prestige Brands Holdings	39	682
	Procter & Gamble	77	5,175
*	Safeway	433	8,751
†	Susser Holdings	45	1,155
	Walgreen	161	5,392
			88,790
Energy – 5.02%
	Baker Hughes	17	713
	Berry Petroleum Class A	19	895
	Bristow Group	21	1,002
†	Carrizo Oil & Gas	34	961
	Chevron	119	12,762
	ConocoPhillips	111	8,437
	El Paso	241	7,122
	EOG Resources	142	15,775
	Exxon Mobil	76	6,591
	Hess	30	1,769
†	Key Energy Services	38	587
*	Kinder Morgan	88	3,401
	Lufkin Industries	11	887
	Marathon Oil	275	8,718
	National Oilwell Varco	8	636
†	Newfield Exploration	42	1,457
	Occidental Petroleum	16	1,524
†	Pioneer Drilling	96	845
†	RigNet	39	684
†	Rosetta Resources	16	780
	Schlumberger	53	3,706
†	Swift Energy	22	639
	Williams	276	8,504
†	WPX Energy	92	1,657
			90,052
Financials – 6.60%
	AFLAC	45	2,070
	Allstate	262	8,625
	American Equity Investment Life Holding	81	1,034
	Ameriprise Financial	31	1,771
	Bank of New York Mellon	392	9,459
†	BBCN Bancorp	53	590
	BlackRock	13	2,664
	Capital One Financial	38	2,118
	Cardinal Financial	61	689
	City Holding	18	625
	CME Group	33	9,548
	DCT Industrial Trust	144	850
	Delphi Financial Group	30	1,343
	Dime Community Bancshares	54	789
*	DuPont Fabros Technology	36	880
	EastGroup Properties	21	1,055
	Entertainment Properties Trust	20	928
	Flushing Financial	59	794
	Home Bancshares	28	745

(continues)      11

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Home Properties	18	$1,098
	Host Hotels & Resorts	128	2,102
@	Independent Bank	26	747
†	IntercontinentalExchange	97	13,331
	JPMorgan Chase	114	5,242
	LaSalle Hotel Properties	39	1,097
	Marsh & McLennan	262	8,591
	Park National	14	968
†	Piper Jaffray	26	692
	Primerica	34	857
	ProAssurance	10	881
	Progressive	478	11,081
	Prosperity Bancshares	18	824
	Prudential Financial	39	2,472
	Sovran Self Storage	22	1,096
	State Street	43	1,957
	Susquehanna Bancshares	95	939
	Tanger Factory Outlet Centers	30	892
†	Texas Capital Bancshares	18	623
	Travelers	169	10,006
	Trustmark	27	674
	Webster Financial	41	929
	Wells Fargo	142	4,848
			118,524
Healthcare – 6.51%
	Abbott Laboratories	50	3,065
†	Acorda Therapeutics	27	717
†	Air Methods	12	1,047
†	Align Technology	46	1,267
	Allergan	149	14,220
	AmerisourceBergen	35	1,389
	Baxter International	144	8,608
	Cardinal Health	202	8,708
†	Catalyst Health Solutions	16	1,020
†	Celgene	31	2,403
	Conmed	26	777
†	CryoLife	73	385
†	Express Scripts	55	2,980
†	Gilead Sciences	52	2,540
†	Greenway Medical Technologies	33	504
†	Haemonetics	14	976
*†	Incyte	49	946
	Johnson & Johnson	142	9,366
	Merck	335	12,864
†	Merit Medical Systems	67	832
†	ONYX Pharmaceuticals	33	1,243
	Perrigo	56	5,785
	Pfizer	632	14,322
	Quality Systems	21	918
	Quest Diagnostics	139	8,500
†	Quidel	52	955
†	Salix Pharmaceuticals	16	840
†	Spectrum Pharmaceuticals	65	821
	Thermo Fisher Scientific	45	2,537
	UnitedHealth Group	70	4,126
†	Vertex Pharmaceuticals	29	1,189
	West Pharmaceutical Services	21	893
			116,743
Industrials – 5.06%
	AAON	42	848
	Acuity Brands	16	1,005
	Applied Industrial Technologies	32	1,316
	Barnes Group	37	973
	Caterpillar	84	8,948
†	Chart Industries	14	1,027
†	Columbus McKinnon	39	635
†	CRA International	18	454
	Cummins	11	1,320
	Deere	31	2,508
	Ducommun	13	155
	ESCO Technologies	21	772
†	Esterline Technologies	18	1,286
	Expeditors International of Washington	148	6,883
	FedEx	16	1,471
	Fluor	28	1,681
†	FTI Consulting	18	675
	General Electric	144	2,890
	Granite Construction	20	575
	Honeywell International	46	2,808
†	Hub Group Class A	34	1,225
	Hunt (J.B.) Transport Services	24	1,305
†	Kadant	34	810
†	KEYW Holding	45	349
†	Kforce	63	939
	Lockheed Martin	20	1,797
	Manpower	22	1,042
	McGrath RentCorp	17	546
†	MYR Group	39	697
	Northrop Grumman	139	8,490
	Raytheon	165	8,709
	Republic Services	38	1,161
	Rockwell Collins	13	748
	Roper Industries	9	892
†	RPX	17	288
†	Tetra Tech	28	738
†	Titan Machinery	36	1,015
	Towers Watson Class A	28	1,850
	Triumph Group	33	2,068
†	Tutor Perini	25	390
	Union Pacific	20	2,150
	United Stationers	35	1,086
	United Technologies	46	3,815

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	URS	28	$1,191
	US Ecology	36	783
	Waste Management	242	8,460
			90,774
Information Technology – 13.66%
†	Adobe Systems	321	11,014
	Adtran	31	967
*†	Amkor Technology	95	584
†	Anixter International	16	1,160
†	Apple	66	39,566
†	Applied Micro Circuits	107	743
†	Cirrus Logic	28	666
	Cisco Systems	476	10,067
†	Citrix Systems	11	868
†	Cognizant Technology Solutions Class A	33	2,539
†	comScore	30	642
†	Demandware	2	60
†	eBay	38	1,402
†	EMC	132	3,944
†	EPAM Systems	24	492
†	ExlService Holdings	17	466
†	FARO Technologies	19	1,108
†	Google Class A	29	18,596
	Intel	432	12,144
	International Business Machines	8	1,669
	Intuit	202	12,146
†	IXYS	57	752
	j2 Global	34	975
†	Liquidity Services	19	851
†	LogMeln	25	881
	MasterCard Class A	37	15,560
	Microsoft	188	6,063
	Motorola Solutions	174	8,844
†	NETGEAR	18	688
†	Nuance Communications	46	1,177
	Plantronics	22	886
†	Polycom	251	4,787
†	Progress Software	37	874
	QUALCOMM	321	21,835
†	QuinStreet	51	535
†	Rofin-Sinar Technologies	18	475
†	Semtech	27	768
†	SolarWinds	19	734
†	SS&C Technologies Holdings	53	1,236
†	Symantec	90	1,683
†	Synaptics	14	511
	Syntel	11	616
†	TeleTech Holdings	48	773
†	Teradata	122	8,314
†	ValueClick	46	908
	VeriSign	288	11,042
†	ViaSat	16	771
	Visa Class A	140	16,520
†	Vocus	44	583
	Xerox	1,057	8,541
†	Yahoo	404	6,149
			245,175
Materials – 1.31%
	Allegheny Technologies	20	823
	Boise	87	714
†	Castle (A.M.)	72	911
	Celanese Class A	42	1,940
	Cliffs Natural Resources	21	1,454
†	Coeur d’Alene Mines	29	688
	duPont (E.I.) deNemours	200	10,581
	Eastman Chemical	31	1,602
†	Ferro	113	671
	Innophos Holdings	16	802
	Koppers Holdings	14	540
†	Owens-Illinois	46	1,074
	Silgan Holdings	22	972
†	TPC Group	15	663
			23,435
Telecommunication Services – 2.10%
	AT&T	424	13,242
	Atlantic Tele-Network	14	509
†	Crown Castle International	274	14,615
	NTELOS Holdings	25	518
	Verizon Communications	229	8,755
			37,639
Utilities – 0.81%
	AGL Resources	31	1,216
	Cleco	24	952
	Edison International	202	8,587
	MDU Resources Group	55	1,231
	NorthWestern	19	674
	OGE Energy	23	1,231
	UIL Holdings	17	591
			14,482
Total U.S. Markets
	(cost $696,409)		924,370

§Developed Markets – 27.98%
Consumer Discretionary – 4.12%
	Adidas	18	1,405
	Bayerische Motoren Werke	75	6,745
	Cie Financiere Richemont Class A	29	1,818
	Crown	127	1,143
	Don Quijote	200	7,260
	Eutelsat Communications	32	1,183
	Hennes & Mauritz Class B	35	1,266
	Inditex	20	1,916

(continues)      13

Statements of net assets

Delaware Foundation® Equity Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Discretionary (continued)
LVMH Moet Hennessy Louis Vuitton	9	$1,547
Next	30	1,431
Pirelli & C	95	1,130
PPR	25	4,301
Publicis Groupe	140	7,718
Reed Elsevier	130	1,154
Sky City Entertainment Group	325	1,048
Sumitomo Rubber Industries	322	4,275
Swatch Group Bearer Shares	3	1,381
Techtronic Industries	4,000	5,408
Toyota Motor	300	12,938
Yamada Denki	13	812
Yamaha	100	1,036
Yue Yuen Industrial Holdings	2,000	7,018
		73,933
Consumer Staples – 3.97%
Anheuser-Busch InBev	31	2,265
Aryzta	230	11,363
British American Tobacco	77	3,880
Carlsberg Class B	84	6,941
Coca-Cola Amatil	515	6,652
Danone	19	1,325
Diageo	85	2,043
Golden Agri-Resources	2,000	1,249
Greggs	560	4,662
Imperial Tobacco Group	36	1,460
Kerry Group Class A	30	1,388
Koninklijke Ahold	105	1,455
L’Oreal	13	1,604
Nestle	89	5,600
Reckitt Benckiser Group	32	1,808
SABMiller	30	1,204
Tesco	1,739	9,179
Unilever	67	2,212
Unilever CVA	60	2,042
Wesfarmers	30	933
Woolworths	75	2,018
		71,283
Energy – 1.73%
Aker Solutions	75	1,269
AMEC	70	1,241
BG Group	126	2,918
† EDP Renovaveis	200	994
† Lundin Petroleum	47	1,007
Neste Oil	90	1,108
Noble	49	1,836
Petrofac	44	1,225
Santos	95	1,401
Subsea 7	295	7,813
Total	169	8,619
Woodside Petroleum	43	1,550
		30,981
Financials – 2.41%
AIA Group	400	1,465
Alterra Capital Holdings	40	919
Assicurazioni Generali	110	1,708
AXA	419	6,946
Banca Carige	485	636
Erste Group Bank	41	945
Hong Kong Exchanges & Clearing	100	1,680
† Lloyds Banking Group	3,300	1,774
London Stock Exchange Group	65	1,075
Man Group	400	862
Mitsubishi UFJ Financial Group	1,300	6,470
Nordea Bank	726	6,601
Standard Chartered	391	9,756
† UBS	175	2,452
		43,289
Healthcare – 3.41%
† Alkermes	74	1,373
Cie Generale d’Optique
Essilor International	11	980
Coloplast Class B	6	1,039
Dainippon Sumitomo Pharma	100	1,059
Fresenius	11	1,128
Getinge Class B	42	1,196
GlaxoSmithKline	155	3,462
† ICON ADR	37	785
Meda Class A	343	3,271
Novartis	130	7,195
Novo Nordisk ADR	71	9,848
Novo Nordisk Class B	16	2,215
Roche Holding	30	5,221
Sanofi	97	7,533
Shire	50	1,615
Teva Pharmaceutical Industries ADR	293	13,203
		61,123
Industrials – 4.71%
ABB	111	2,277
Aeroports de Paris	13	1,067
Aggreko	35	1,260
Alfa Laval	50	1,029
Alstom	170	6,634
Cie de Saint-Gobain	102	4,555
Copa Holdings Class A	78	6,178
Deutsche Post	492	9,472
DSV	45	1,020
East Japan Railway	120	7,552
Elbit Systems	29	1,125
European Aeronautic Defence & Space	45	1,843
Ferrovial	95	1,092
Fraport	19	1,190
G4S	280	1,220
Invensys	310	987

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Industrials (continued)
ITOCHU	717	$7,821
Koninklijke Philips Electronics	91	1,845
QR National	270	1,043
Rolls-Royce Holdings	90	1,169
Sandvik	110	1,588
Schneider Electric	18	1,176
Siemens	24	2,419
Societe BIC	11	1,104
Teleperformance	349	9,971
Vallourec	71	4,498
Volvo Class B	125	1,821
Yamato Holdings	100	1,545
		84,501
Information Technology – 1.81%
Accenture Class A	39	2,516
ASML Holding	40	1,999
Avago Technologies	36	1,403
† CGI Group Class A	641	14,284
Computershare	125	1,165
† Foxconn International Holdings	2,000	1,424
† InterXion Holding	41	736
* Nokia	1,195	6,506
SAP	36	2,514
		32,547
Materials – 4.26%
Agrium	25	2,159
Air Liquide	14	1,866
Anglo American	50	1,869
Anglo American ADR	100	1,867
† AuRico Gold	811	7,228
BASF	40	3,499
BHP Billiton	102	3,112
BHP Billiton Limited	140	5,019
Israel Chemicals	170	1,935
Johnson Matthey	28	1,056
Kazakhmys	75	1,089
Lafarge	66	3,150
Lanxess	11	909
Newcrest Mining	55	1,691
Rexam	1,533	10,498
Rio Tinto	143	7,882
Rio Tinto Limited	14	948
Syngenta	5	1,729
Syngenta ADR	124	8,535
Wacker Chemie	9	794
Yamana Gold	559	8,719
Yara International	20	954
		76,508
Telecommunication Services – 0.81%
China Mobile ADR	78	4,296
Tele2 Class B	55	1,122
Vodafone Group	2,451	6,751
Vodafone Group ADR	84	2,324
		14,493
Utilities – 0.75%
Centrica	250	1,265
Enagas	55	1,058
National Grid	960	9,680
SSE	65	1,382
		13,385
Total Developed Markets
(cost $457,357)		502,043

XEmerging Markets – 13.16%
Consumer Discretionary – 0.93%
*† Ctrip.com International ADR	156	3,376
Focus Media Holding ADR	69	1,733
Grupo Televisa ADR	230	4,848
Hyundai Home Shopping Network	32	3,788
Hyundai Motor	7	1,441
LG Electronics	20	1,463
		16,649
Consumer Staples – 1.18%
Brazil Foods ADR	115	2,301
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	51	2,429
Fomento Economico Mexicano ADR	32	2,633
Hypermarcas	326	2,302
@ Lotte Chilsung Beverage	5	5,372
@ Lotte Confectionery	2	2,931
Tingyi Cayman Islands Holding	139	402
Tsingtao Brewery	71	384
Wal-Mart de Mexico Series V	730	2,450
		21,204
Energy – 3.02%
Banpu NVDR	175	3,451
CNOOC	3,000	6,166
CNOOC ADR	11	2,247
Gazprom ADR	358	4,428
LUKOIL ADR	56	3,405
PetroChina ADR	16	2,248
Petroleo Brasileiro SA ADR	388	10,305
Petroleo Brasileiro SP ADR	291	7,438
† Polski Koncern Naftowy Orlen	102	1,225
PTT	277	3,181
# Reliance Industries GDR 144A	188	5,480
Rosneft Oil GDR	315	2,230
Sasol ADR	48	2,335
		54,139

(continues)      15

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
	Common Stock (continued)
	XEmerging Markets (continued)
	Financials – 1.90%
	Banco Santander Brasil ADR	200	$1,834
	Bangkok Bank	171	1,026
	China Construction Bank	2,897	2,238
=#@†	Etalon Group 144A GDR	200	1,370
	ICICI Bank ADR	48	1,674
	Industrial & Commercial Bank of China	5,125	3,306
	Itau Unibanco Holding ADR	200	3,838
@	KB Financial Group ADR	124	4,551
	Samsung Life Insurance	22	1,924
=@	Sberbank	1,267	4,098
	Standard Bank Group	270	3,920
@†	UEM Land Holdings	3,277	2,397
	VTB Bank GDR	404	1,822
			33,998
	Industrials – 0.72%
	All America Latina Logistica	330	1,647
	Gol Linhas Aereas Inteligentes ADR	250	1,683
@	KCC	13	3,744
	Santos Brasil Participacoes	113	1,976
	United Tractors	1,085	3,916
			12,966
	Information Technology – 2.11%
†	Baidu ADR	18	2,624
	Hon Hai Precision Industry	1,660	6,442
	LG Display ADR	138	1,624
	Samsung Electronics	9	10,138
†	Sina	31	2,015
*†	Sohu.com	129	7,117
	Taiwan Semiconductor
	Manufacturing ADR	246	3,759
	United Microelectronics	7,390	3,619
†	WNS Holdings ADR	47	566
			37,904
	Materials – 1.27%
	Anglo American Platinum	25	1,740
	ArcelorMittal South Africa	226	1,649
*	Braskem ADR	103	1,641
*	Cemex ADR	317	2,461
	Fibria Celulose ADR	330	2,769
@	Gerdau	200	1,561
	Gerdau ADR	118	1,136
	Impala Platinum Holdings	86	1,694
	Siam Cement NVDR	100	1,151
	Vale ADR	300	6,999
			22,801
	Telecommunication Services – 2.03%
	America Movil ADR	99	2,458
	China Telecom	4,000	2,215
	China Unicom Hong Kong ADR	233	3,914
	Chunghwa Telecom ADR	79	2,430
	KT ADR	258	3,532
	Mobile Telesystems ADR	326	5,979
	MTN Group	135	2,376
	SK Telecom ADR	354	4,924
	Telefonica Brasil ADR	80	2,450
	Turkcell Iletisim Hizmet ADR	141	1,777
	Vodacom Group	316	4,455
			36,510
	Total Emerging Markets
	(cost $235,983)		236,171

	Total Common Stock
	(cost $1,389,749)		1,662,584

	Exchange-Traded Funds – 2.34%
	iShares MSCI EAFE Growth Index	130	7,623
	iShares MSCI Hong Kong Index Fund	60	1,046
	iShares MSCI Japan Index Fund	3,170	32,271
	iShares MSCI Singapore Index Fund	85	1,096
	Total Exchange-Traded Funds
	(cost $41,301)		42,036

	Preferred Stock – 0.07%
	Volkswagen	7	1,231
	Total Preferred Stock (cost $1,178)		1,231

		Principal
		Amount
	Short-Term Investments – 5.32%
	≠Discount Notes – 2.02%
	Federal Home Loan Bank
	0.04% 4/27/12	$14,923	14,923
	0.65% 4/25/12	21,406	21,406
			36,329
	Repurchase Agreements – 2.79%
	Bank of America 0.03%, dated
	3/30/12, to be repurchased
	on 4/2/12, repurchase price
	$14,923 (collateralized by U.S.
	government obligations 0.125%-
	4.125% 12/31/13-5/15/15;
	market value $15,221)	14,923	14,923
	BNP Paribas 0.04%, dated 3/30/12,
	to be repurchased on 4/2/12,
	repurchase price $35,154
	(collateralized by U.S. government
	obligations 1.375%-7.50% 6/15/12-
	2/15/37; market value $35,857)	35,154	35,154
			50,077

	Principal	Value
	Amount	(U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligation – 0.51%
U.S. Treasury Bill 0.008% 4/19/12	$9,163	$9,163
		9,163
Total Short-Term Investments
(cost $95,568)		95,569

Total Value of Securities Before Securities
Lending Collateral – 100.39%
(cost $1,527,796)		1,801,420

	Number of
	Shares
Securities Lending Collateral** – 0.15%
Investment Companies
Delaware Investments Collateral
Fund No. 1	2,639	2,639
Total Securities Lending Collateral
(cost $2,639)		2,639

Total Value of Securities – 100.54%
(cost $1,530,435)		1,804,059	©
Obligation to Return Securities Lending
Collateral** – (0.15%)		(2,639)
Other Liabilities Net of Receivables and
Other Assets – (0.39%)		(7,106	)«
Net Assets Applicable to 172,479 Shares
Outstanding – 100.00%		$1,794,314

Net Asset Value – Delaware Foundation® Equity Fund
Class A ($421,128 / 40,493 Shares)		$10.40
Net Asset Value – Delaware Foundation Equity Fund
Class C ($28,711 / 2,771 Shares)		$10.36
Net Asset Value – Delaware Foundation Equity Fund
Class R ($6,637 / 639 Shares)		$10.39
Net Asset Value – Delaware Foundation Equity Fund
Institutional Class ($1,337,838 / 128,576 Shares)		$10.41

Components of Net Assets at March 31, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$1,544,429
Undistributed net investment income		609
Accumulated net realized loss on investments		(24,312)
Net unrealized appreciation of investments
and derivatives		273,588
Total net assets		$1,794,314

†	Non income producing security.
*	Fully or partially on loan.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $26,771, which represented 1.49% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $6,850, which represented 0.38% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $5,468, which represented 0.30% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $2,539 of securities loaned.
«	Includes foreign currency valued at $21,489 with a cost of $21,584.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Equity Fund
Net asset value Class A (A)	$10.40
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$11.03

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

(continues)      17

Statements of net assets

Delaware Foundation® Equity Fund

The following foreign currency exchange contract was outstanding at March 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	EUR	501	USD	(665)	4/3/12	$ 2

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certificate
EUR — European Monetary Unit
GDR — Global Depositary Receipt
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipt
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund
March 31, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 74.34%
U.S. Markets – 40.01%
Consumer Discretionary – 4.38%
†	AFC Enterprises	3,295	$55,883
†	Apollo Group Class A	8,700	336,168
†	Bally Technologies	580	27,115
†	Buffalo Wild Wings	490	44,438
	CEC Entertainment	1,015	38,479
†	Cheesecake Factory	1,045	30,713
	Cinemark Holdings	1,650	36,218
	Comcast Class A	14,600	438,146
	Comcast Special Class	6,400	188,864
	Cooper Tire & Rubber	1,755	26,711
	DSW Class A	1,605	87,906
	Ford Motor	10,240	127,898
†	G-III Apparel Group	1,010	28,704
†	Iconix Brand Group	2,795	48,577
†	Jack in the Box	1,780	42,667
	Jarden	2,760	111,035
	Jones Group	1,200	15,072
†	Jos. A Bank Clothiers	1,045	52,678
†	Knology	2,325	42,315
	Lowe’s	13,700	429,906
	Macy’s	2,670	106,079
†	Madden (Steven)	1,655	70,751
	McDonald’s	1,560	153,036
	National CineMedia	2,205	33,737
	NIKE Class B	3,575	387,673
	Nordstrom	1,990	110,883
†	OpenTable	480	19,426
†	Perry Ellis International	2,135	39,860
†	priceline.com	850	609,875
	Regal Entertainment Group
	Class A	1,750	23,800
†	Shuffle Master	3,905	68,728
	Staples	19,000	307,420
	Starbucks	1,510	84,394
	Target	1,570	91,484
†	Tenneco	1,285	47,738
	Viacom Class B	2,760	130,990
			4,495,367
Consumer Staples – 3.76%
	Archer-Daniels-Midland	19,400	614,203
	Avon Products	21,100	408,496
	Casey’s General Stores	1,185	65,720
	Coca-Cola	1,200	88,812
	CVS Caremark	12,000	537,599
†	Fresh Market	795	38,120
	General Mills	2,440	96,258
	J&J Snack Foods	885	46,427
	Kimberly-Clark	6,820	503,929
	Kraft Foods	10,100	383,901
	PepsiCo	2,640	175,164
†	Prestige Brands Holdings	1,875	32,775
	Procter & Gamble	3,360	225,826
	Safeway	17,600	355,696
†	Susser Holdings	2,275	58,399
	Walgreen	6,800	227,732
			3,859,057
Energy – 3.87%
	Baker Hughes	730	30,616
	Berry Petroleum Class A	995	46,894
	Bristow Group	1,065	50,832
†	Carrizo Oil & Gas	1,660	46,912
	Chevron	5,170	554,432
	ConocoPhillips	5,300	402,853
	El Paso	10,200	301,410
	EOG Resources	6,000	666,601
	Exxon Mobil	3,270	283,607
	Hess	1,360	80,172
†	Key Energy Services	1,850	28,583
	Kinder Morgan	5,000	193,250
	Lufkin Industries	535	43,148
	Marathon Oil	11,700	370,890
	National Oilwell Varco	370	29,404
†	Newfield Exploration	1,730	59,996
	Occidental Petroleum	700	66,661
†	Pioneer Drilling	4,530	39,864
†	RigNet	1,905	33,395
†	Rosetta Resources	790	38,520
	Schlumberger	2,270	158,741
†	Swift Energy	1,060	30,772
	Williams	11,500	354,315
†	WPX Energy	3,833	69,032
			3,980,900
Financials – 5.18%
	AFLAC	1,990	91,520
	Allstate	12,900	424,668
	American Equity Investment
	Life Holding	4,150	52,996
	Ameriprise Financial	1,400	79,982
	Bank of New York Mellon	17,600	424,688
†	BBCN Bancorp	2,625	29,216
	BlackRock	550	112,695
	Capital One Financial	1,640	91,414
	Cardinal Financial	3,030	34,239
	City Holding	910	31,595
	CME Group	1,385	400,722
	DCT Industrial Trust	7,100	41,890
	Dime Community Bancshares	2,635	38,497
	DuPont Fabros Technology	1,730	42,299
	EastGroup Properties	1,055	52,982

(continues)       19

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Entertainment Properties Trust	1,065	$49,395
	Flushing Financial	2,990	40,245
	Home Bancshares	1,330	35,391
	Home Properties	935	57,044
	Host Hotels & Resorts	5,470	89,817
@	Independent Bank	1,350	38,786
†	IntercontinentalExchange	4,110	564,797
	JPMorgan Chase	4,850	223,003
	LaSalle Hotel Properties	1,970	55,436
	Marsh & McLennan	11,700	383,643
	Park National	655	45,306
†	Piper Jaffray	1,285	34,207
	Primerica	1,745	43,991
	ProAssurance	460	40,531
	Progressive	20,300	470,555
	Prosperity Bancshares	970	44,426
	Prudential Financial	1,710	108,397
	Sovran Self Storage	1,175	58,550
	State Street	1,920	87,360
	Susquehanna Bancshares	4,660	46,041
	Tanger Factory Outlet Centers	1,445	42,960
†	Texas Capital Bancshares	910	31,504
	Travelers	8,240	487,809
	Trustmark	1,350	33,723
	Webster Financial	2,160	48,967
	Wells Fargo	6,200	211,668
			5,322,955
Healthcare – 5.15%
	Abbott Laboratories	2,240	137,290
†	Acorda Therapeutics	1,390	36,905
†	Air Methods	600	52,350
†	Align Technology	2,250	61,988
	Allergan	6,350	605,981
	AmerisourceBergen	1,550	61,504
	Baxter International	7,200	430,416
	Cardinal Health	9,400	405,234
†	Catalyst Health Solutions	770	49,072
†	Celgene	1,350	104,652
	Conmed	1,320	39,428
†	CryoLife	3,685	19,420
†	Express Scripts	2,350	127,323
†	Gilead Sciences	2,230	108,936
†	Greenway Medical Technologies	1,595	24,372
†	Haemonetics	655	45,640
†	Incyte	2,505	48,347
	Johnson & Johnson	5,970	393,781
	Merck	15,210	584,064
†	Merit Medical Systems	3,213	39,905
†	ONYX Pharmaceuticals	1,580	59,534
	Perrigo	2,400	247,944
	Pfizer	28,329	641,923
	Quality Systems	1,035	45,261
	Quest Diagnostics	6,700	409,705
†	Quidel	2,535	46,568
†	Salix Pharmaceuticals	770	40,425
†	Spectrum Pharmaceuticals	3,125	39,469
	Thermo Fisher Scientific	1,940	109,377
	UnitedHealth Group	3,060	180,356
†	Vertex Pharmaceuticals	1,290	52,903
	West Pharmaceutical Services	1,025	43,593
			5,293,666
Industrials – 3.99%
	AAON	2,015	40,683
	Acuity Brands	780	49,007
	Applied Industrial Technologies	1,595	65,602
	Barnes Group	1,875	49,331
	Caterpillar	3,620	385,602
†	Chart Industries	745	54,631
†	Columbus McKinnon	2,205	35,919
†	CRA International	925	23,329
	Cummins	510	61,220
	Deere	1,380	111,642
	Ducommun	635	7,557
	ESCO Technologies	1,020	37,505
†	Esterline Technologies	980	70,031
	Expeditors International
	of Washington	6,300	293,013
	FedEx	690	63,452
	Fluor	1,160	69,646
†	FTI Consulting	880	33,018
	General Electric	6,220	124,835
	Granite Construction	980	28,165
	Honeywell International	2,030	123,932
†	Hub Group Class A	1,705	61,431
	Hunt (J.B.) Transport Services	1,040	56,545
†	Kadant	1,600	38,112
†	KEYW Holding	2,220	17,205
†	Kforce	3,375	50,288
	Lockheed Martin	800	71,888
	Manpower	910	43,107
	McGrath RentCorp	830	26,651
†	MYR Group	1,980	35,363
	Northrop Grumman	6,500	397,020
	Raytheon	7,500	395,850
	Republic Services	1,440	44,006
	Rockwell Collins	550	31,658
	Roper Industries	370	36,689
†	RPX	860	14,586
†	Tetra Tech	1,410	37,168
†	Titan Machinery	1,645	46,389

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Towers Watson Class A	1,230	$81,266
	Triumph Group	1,385	86,784
†	Tutor Perini	1,295	20,176
	Union Pacific	820	88,134
	United Stationers	1,670	51,820
	United Technologies	1,980	164,221
	URS	1,190	50,599
	US Ecology	1,825	39,676
	Waste Management	10,900	381,064
			4,095,816
Information Technology – 10.40%
†	Adobe Systems	13,600	466,616
	Adtran	1,550	48,345
†	Amkor Technology	4,810	29,557
†	Anixter International	795	57,661
†	Apple	2,810	1,684,510
†	Applied Micro Circuits	5,280	36,643
†	Cirrus Logic	1,410	33,558
	Cisco Systems	21,320	450,918
†	Citrix Systems	490	38,666
†	Cognizant Technology
	Solutions Class A	1,450	111,578
†	comScore	1,415	30,267
†	Demandware	115	3,427
†	eBay	1,600	59,024
†	EMC	5,530	165,236
†	EPAM Systems	1,135	23,290
†	ExlService Holdings	870	23,873
†	FARO Technologies	970	56,580
†	Google Class A	1,260	807,961
	Intel	19,250	541,118
	International Business Machines	350	73,028
	Intuit	8,550	514,112
†	IXYS	2,795	36,894
	j2 Global	1,665	47,752
†	Liquidity Services	930	41,664
†	LogMeln	1,230	43,333
	MasterCard Class A	1,575	662,350
	Microsoft	8,810	284,123
	Motorola Solutions	7,371	374,668
†	NETGEAR	895	34,189
†	Nuance Communications	1,880	48,090
	Plantronics	1,145	46,098
†	Polycom	10,700	204,049
†	Progress Software	1,820	42,988
	QUALCOMM	13,610	925,751
†	QuinStreet	2,495	26,173
†	Rofin-Sinar Technologies	1,000	26,370
†	Semtech	1,380	39,275
†	SolarWinds	1,010	39,037
†	SS&C Technologies Holdings	2,535	59,142
†	Symantec	3,850	71,995
†	Synaptics	750	27,383
	Syntel	515	28,840
†	TeleTech Holdings	2,415	38,882
†	Teradata	5,200	354,380
†	ValueClick	2,330	45,994
	VeriSign	12,200	467,748
†	ViaSat	800	38,568
	Visa Class A	5,925	699,149
†	Vocus	2,145	28,421
	Xerox	46,500	375,720
†	Yahoo	18,000	273,960
			10,688,954
Materials – 1.06%
	Allegheny Technologies	890	36,641
	Boise	4,640	38,094
†	Castle (A.M.)	3,550	44,908
	Celanese Class A	1,820	84,048
	Cliffs Natural Resources	860	59,564
†	Coeur d’Alene Mines	1,470	34,898
	duPont (E.I.) deNemours	9,390	496,731
	Eastman Chemical	1,370	70,815
†	Ferro	5,385	31,987
	Innophos Holdings	760	38,091
	Koppers Holdings	725	27,956
†	Owens-Illinois	2,010	46,913
	Silgan Holdings	1,095	48,399
†	TPC Group	735	32,494
			1,091,539
Telecommunication Services – 1.59%
	AT&T	18,870	589,310
	Atlantic Tele-Network	655	23,816
†	Crown Castle International	11,600	618,743
	NTELOS Holdings	1,255	25,979
	Verizon Communications	9,900	378,477
			1,636,325
Utilities – 0.63%
	AGL Resources	1,380	54,124
	Cleco	1,205	47,778
	Edison International	8,900	378,339
	MDU Resources Group	2,350	52,617
	NorthWestern	910	32,269
	OGE Energy	1,040	55,640
	UIL Holdings	880	30,589
			651,356
Total U.S. Markets (cost $30,178,157)			41,115,935
(continues)       21

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets – 23.53%
Consumer Discretionary – 3.51%
Adidas	785	$61,286
Bayerische Motoren Werke	3,429	308,363
Cie Financiere Richemont Class A	1,240	77,749
Crown	5,650	50,854
Don Quijote	8,300	301,280
Eutelsat Communications	1,410	52,126
Hennes & Mauritz Class B	1,560	56,449
Inditex	895	85,726
LVMH Moet Hennessy Louis Vuitton	380	65,300
McDonald’s Holdings Japan	1,500	39,790
Next	1,240	59,162
Pirelli & C	4,070	48,417
PPR	991	170,492
Publicis Groupe	6,273	345,808
Reed Elsevier	5,600	49,711
Shimamura	400	44,742
Shimano	900	54,195
Sky City Entertainment Group	13,500	43,549
Sumitomo Rubber Industries	15,368	204,016
Suzuki Motor	2,400	57,315
Swatch Group Bearer Shares	140	64,440
Techtronic Industries	201,500	272,452
Toyota Motor	15,186	654,876
Yamada Denki	656	40,968
Yamaha	4,500	46,639
Yue Yuen Industrial Holdings	102,000	357,925
		3,613,630
Consumer Staples – 3.32%
Anheuser-Busch InBev	1,360	99,358
Aryzta	9,752	481,820
Asahi Group Holdings	2,600	57,568
British American Tobacco	3,420	172,336
Carlsberg Class B	3,799	313,911
Coca-Cola Amatil	23,472	303,160
Danone	800	55,800
Diageo	3,750	90,119
Golden Agri-Resources	79,000	49,340
Greggs	26,066	217,003
Imperial Tobacco Group	1,560	63,252
Japan Tobacco	16	90,065
Kao	2,700	70,839
Kerry Group Class A	1,235	57,153
Koninklijke Ahold	4,500	62,355
L’Oreal	590	72,776
Nestle	4,010	252,319
Reckitt Benckiser Group	1,360	76,852
SABMiller	1,260	50,574
Seven & I Holdings	1,600	47,506
Tesco	77,919	411,271
Unilever	2,990	98,708
Unilever CVA	2,540	86,431
Wesfarmers	1,200	37,312
Woolworths	3,380	90,952
		3,408,780
Energy – 1.37%
Aker Solutions	3,070	51,948
AMEC	2,995	53,077
BG Group	5,650	130,854
† EDP Renovaveis	8,750	43,480
Inpex	7	47,267
† Lundin Petroleum	2,030	43,509
Neste Oil	3,770	46,432
Noble	2,170	81,310
Petrofac	1,940	53,991
Santos	4,000	58,996
Subsea 7	13,448	356,157
Total	7,314	373,005
Woodside Petroleum	1,830	65,980
		1,406,006
Financials – 2.17%
AIA Group	22,000	80,599
Alterra Capital Holdings	1,995	45,845
Assicurazioni Generali	4,620	71,719
AXA	18,909	313,460
Banca Carige	21,000	27,559
City Developments	6,000	54,181
Daito Trust Construction	600	53,850
Erste Group Bank	1,820	41,967
Hong Kong Exchanges & Clearing	3,200	53,776
† Lloyds Banking Group	142,000	76,324
London Stock Exchange Group	2,750	45,480
Man Group	17,000	36,653
Mitsubishi UFJ Financial Group	74,814	372,330
Nordea Bank	33,142	301,318
Seven Bank	22,000	47,835
Sony Financial Holdings	2,700	47,943
Standard Chartered	17,909	446,855
Swire Properties	2,450	6,089
† UBS	7,700	107,904
		2,231,687
Healthcare – 2.74%
† Alkermes	3,555	65,945
Cie Generale d’Optique
Essilor International	480	42,781
Coloplast Class B	285	49,347
Dainippon Sumitomo Pharma	4,800	50,850
Fresenius	475	48,709
Getinge Class B	1,800	51,258
GlaxoSmithKline	6,750	150,770

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Healthcare (continued)
† ICON ADR	1,720	$36,498
Meda Class A	15,951	152,135
Miraca Holdings	1,300	50,722
Novartis	5,909	327,034
Novo Nordisk ADR	3,000	416,130
Novo Nordisk Class B	715	99,001
Roche Holding	1,340	233,205
Sanofi	4,429	343,949
Santen Pharmaceutical	1,100	46,971
Shire	2,180	70,433
Teva Pharmaceutical Industries ADR	12,800	576,768
		2,812,506
Industrials – 4.05%
ABB	5,000	102,581
Aeroports de Paris	580	47,602
Aggreko	1,440	51,827
Alfa Laval	2,120	43,612
Alstom	7,731	301,684
Central Japan Railway	7	57,667
Cie de Saint-Gobain	4,830	215,695
Copa Holdings Class A	3,300	261,360
Deutsche Post	20,779	400,021
DSV	1,980	44,894
East Japan Railway	5,903	371,500
Elbit Systems	1,300	50,450
European Aeronautic
Defence & Space	1,900	77,804
FANUC	300	53,198
Ferrovial	4,150	47,698
Fraport	810	50,718
Fraser and Neave	9,000	47,975
G4S	12,050	52,520
Hoya	2,700	60,631
IHI	19,000	47,968
Invensys	14,100	44,879
ITOCHU	33,523	365,661
Koninklijke Philips Electronics	3,819	77,417
Kurita Water Industries	1,500	36,746
Mitsubishi Electric	8,000	70,737
QR National	12,100	46,747
Rolls-Royce Holdings	4,050	52,600
Sandvik	4,800	69,288
Schneider Electric	760	49,655
Siemens	1,090	109,884
Societe BIC	475	47,663
Swire Pacific Class A	4,500	50,444
Teleperformance	14,581	416,629
Vallourec	3,207	203,158
Volvo Class B	5,570	81,160
Yamato Holdings	3,500	54,074
		4,164,147
Information Technology – 1.66%
Accenture Class A	1,660	107,070
ASM Pacific Technology	3,650	53,253
ASML Holding	1,740	86,974
Avago Technologies	1,580	61,573
Canon	2,400	113,354
† CGI Group Class A	29,128	649,105
Computershare	5,350	49,871
† Foxconn International Holdings	63,000	44,863
† InterXion Holding	2,000	35,900
Nokia	54,360	295,934
SAP	1,590	111,030
Tokyo Electron	800	45,757
Trend Micro	1,600	49,149
		1,703,833
Materials – 3.41%
Agrium	1,090	94,143
Air Liquide	635	84,653
Anglo American	2,130	79,618
Anglo American ADR	3,900	72,812
† AuRico Gold	35,324	314,802
BASF	1,745	152,642
BHP Billiton	4,550	138,818
BHP Billiton Limited	6,285	225,300
Israel Chemicals	7,900	89,908
Johnson Matthey	1,245	46,975
Kansai Paint	5,000	50,432
Kazakhmys	3,340	48,507
Lafarge	2,789	133,104
Lanxess	490	40,503
Newcrest Mining	2,420	74,393
Nitto Denko	1,300	52,371
Rexam	69,785	477,835
Rio Tinto	6,404	352,970
Rio Tinto Limited	590	39,965
Sika Bearer Shares	18	38,963
Syngenta	230	79,520
Syngenta ADR	5,250	361,358
Wacker Chemie	395	34,826
Yamana Gold	24,350	379,817
Yara International	880	41,975
		3,506,210
Telecommunication Services – 0.67%
China Mobile ADR	3,650	201,042
KDDI	8	51,797
Tele2 Class B	2,340	47,749
Vodafone Group	104,017	286,489
Vodafone Group ADR	3,570	98,782
		685,859

(continues)       23

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Utilities – 0.63%
	Centrica	10,750	$54,402
	Enagas	2,310	44,455
	National Grid	43,858	442,286
	Shikoku Electric Power	1,500	42,272
	SSE	2,870	61,007
			644,422
Total Developed Markets
	(cost $21,558,987)		24,177,080

XEmerging Markets – 10.80%
Consumer Discretionary – 0.82%
†	Ctrip.com International ADR	6,600	142,824
	Focus Media Holding ADR	3,200	80,384
	Grupo Televisa ADR	10,600	223,448
	Hyundai Home Shopping Network	1,302	154,137
	Hyundai Motor	330	67,930
	LG Electronics	1,171	85,660
	Mahindra & Mahindra	6,403	88,177
			842,560
Consumer Staples – 1.08%
	Brazil Foods ADR	4,600	92,046
	China Mengniu Dairy	23,000	67,381
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	2,200	104,764
	Fomento Economico
	Mexicano ADR	1,375	113,121
	Hypermarcas	15,500	109,438
@	Lotte Chilsung Beverage	125	134,287
@	Lotte Confectionery	75	109,926
	Tingyi Cayman Islands Holding	30,245	87,437
	Tsingtao Brewery	13,202	71,318
@	United Spirits	8,879	105,834
	Wal-Mart de Mexico Series V	33,848	113,581
			1,109,133
Energy – 2.39%
	Banpu NVDR	7,380	145,541
	CNOOC	160,000	328,835
	CNOOC ADR	500	102,145
	Gazprom ADR	15,800	195,446
	LUKOIL ADR	2,400	145,920
	PetroChina ADR	725	101,884
	Petroleo Brasileiro SA ADR	17,175	456,168
	Petroleo Brasileiro SP ADR	12,000	306,720
	Polski Koncern Naftowy Orlen	4,748	57,044
	PTT	9,868	113,308
#	Reliance Industries GDR 144A	7,686	224,047
	Rosneft Oil GDR	13,310	94,235
	Sasol ADR	2,000	97,280
	YPF ADR	3,200	90,912
			2,459,485
Financials – 1.55%
	Banco Santander Brasil ADR	11,110	101,879
	Bangkok Bank	17,931	107,598
	China Construction Bank	120,933	93,437
†#@=	Etalon Group GDR 144A	6,500	44,525
	ICICI Bank ADR	2,100	73,227
	Industrial & Commercial
	Bank of China	244,600	157,804
	Itau Unibanco Holding ADR	6,300	120,897
@	KB Financial Group ADR	5,693	208,946
	Samsung Life Insurance	1,470	128,571
@=	Sberbank	61,617	199,282
	Standard Bank Group	11,137	161,682
†@	UEM Land Holdings	153,095	112,005
	VTB Bank GDR	18,500	83,435
			1,593,288
Industrials – 0.50%
	All America Latina Logistica	15,288	76,287
	Gol Linhas Aereas
	Inteligentes ADR	9,900	66,627
@	KCC	545	156,966
	Santos Brasil Participacoes	5,000	87,421
	United Tractors	34,452	124,335
			511,636
Information Technology – 1.75%
†	Baidu ADR	800	116,616
	Hon Hai Precision Industry	71,887	278,953
	HTC	4,255	86,089
	LG Display ADR	6,000	70,620
	MediaTek	8,001	76,602
	Samsung Electronics	349	393,122
†	Sina	1,500	97,500
†	Sohu.com	5,600	308,952
	Taiwan Semiconductor
	Manufacturing	43,074	123,936
	Taiwan Semiconductor
	Manufacturing ADR	4,500	68,760
	United Microelectronics	306,000	149,853
†	WNS Holdings ADR	2,270	27,354
			1,798,357
Materials – 1.06%
	Anglo American Platinum	1,159	80,684
	ArcelorMittal South Africa	10,281	75,003
	Braskem ADR	4,800	76,464
†	Cemex ADR	14,672	113,857
	Fibria Celulose ADR	11,497	96,460
@	Gerdau	7,000	54,638
	Gerdau ADR	5,100	49,113
	Impala Platinum Holdings	3,978	78,360

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Materials (continued)
Siam Cement NVDR		3,900	$44,908
Steel Authority of India		31,157	57,755
Ultratech Cement		3,596	107,116
Vale ADR		10,850	253,131
			1,087,489
Telecommunication Services – 1.65%
America Movil ADR		4,200	104,286
China Telecom		172,000	95,241
China Unicom Hong Kong ADR		10,819	181,759
Chunghwa Telecom ADR		3,680	113,197
KT ADR		11,200	153,328
Mobile Telesystems ADR		18,000	330,120
MTN Group		4,621	81,339
SK Telecom ADR		18,000	250,380
Telefonica Brasil ADR		3,680	112,718
Turkcell Iletisim Hizmet ADR		7,650	96,390
Vodacom Group		12,432	175,280
			1,694,038
Utilities – 0.00%
†@ Enel OGK-5 GDR		100	393
			393
Total Emerging Markets
(cost $10,966,153)			11,096,379

Total Common Stock
(cost $62,703,297)			76,389,394

Convertible Preferred Stock – 0.09%
Apache 6.00% exercise price
$109.12, expiration date 8/1/13		200	11,108
Aspen Insurance Holdings
5.625% exercise price $29.28,
expiration date 12/31/49		262	14,541
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		3	2,937
# Chesapeake Energy 144A
5.75% exercise price $27.94,
expiration date 12/31/49		10	10,200
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		18	17,735
PPL 9.50% exercise price
$28.80, expiration date 7/1/13		250	13,585
SandRidge Energy 8.50%
exercise price $8.01, expiration
date 12/31/49		73	8,710
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		9	10,050
Total Convertible Preferred Stock
(cost $93,378)			88,866

Exchange-Traded Funds – 0.05%
iShares MSCI EAFE Growth Index		380	22,283
iShares MSCI Japan Index Fund		2,800	28,504
Total Exchange-Traded Funds
(cost $49,573)			50,787

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.30%
Fannie Mae REMICs
Series 2003-26 AT
5.00% 11/25/32	USD	35,447	37,669
Series 2003-32 PH
5.50% 3/25/32		24,615	25,659
Series 2010-29 PA
4.50% 10/25/38		62,092	65,494
Series 2010-41 PN
4.50% 4/25/40		20,000	21,573
Freddie Mac REMICs
Series 2512 PG
5.50% 10/15/22		75,000	83,093
GNMA Series 2010-113 KE
4.50% 9/20/40		50,000	54,972
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		20,000	20,985
Total Agency Collateralized Mortgage
Obligations (cost $294,868)			309,445

Agency Mortgage-Backed Securities – 2.41%
Fannie Mae S.F. 15 yr
4.00% 11/1/25		46,751	50,103
5.50% 7/1/22		17,888	19,505
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27		183,000	189,434
3.00% 5/1/27		70,000	72,275
3.50% 4/1/27		240,000	251,700
Fannie Mae S.F. 20 yr
5.50% 8/1/28		17,652	19,260
Fannie Mae S.F. 30 yr
3.50% 2/1/41		103,140	106,027
4.00% 1/1/42		34,814	36,541
5.00% 12/1/36		109,905	118,844
6.00% 2/1/41		85,586	94,837
6.50% 2/1/36		8,533	9,627
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		260,000	266,988
3.50% 5/1/42		170,000	174,064
4.00% 5/1/42		180,000	188,325
5.50% 5/1/42		60,000	65,269
6.00% 4/1/42		85,000	93,646
6.00% 5/1/42		294,000	323,447
6.00% 6/1/42		75,000	82,406

(continues)       25

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
	5.50% 3/1/42	USD	130,000	$141,659
	6.00% 8/1/38		64,409	71,577
	6.00% 10/1/38		90,679	100,771
Total Agency Mortgage-Backed
	Securities (cost $2,455,845)			2,476,305

Commercial Mortgage-Backed Securities – 0.61%
#	American Tower Trust
	Series 2007-1A AFX 144A
	5.42% 4/15/37		25,000	26,615
	BAML Commercial
	Mortgage Securities
	•Series 2005-1 A5
	5.171% 11/10/42		10,000	10,998
	Series 2006-4 A4
	5.634% 7/10/46		110,000	124,132
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		40,000	42,921
	Series 2006-PW12 A4
	5.719% 9/11/38		40,000	45,405
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		15,000	16,530
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		19,426	20,221
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		100,000	105,770
	•Series 2004-GG2 A6
	5.396% 8/10/38		45,000	48,550
	Series 2005-GG4 A4
	4.761% 7/10/39		15,000	15,994
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	21,689
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		15,000	16,470
	Series 2005-LDP5 A4
	5.205% 12/15/44		15,000	16,731
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		15,000	15,774
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.64% 6/11/42		55,000	63,229
	#WF-RBS Commercial Mortgage
	Trust Series 2011-C3 A4 144A
	4.375% 3/15/44		30,000	32,153
Total Commercial Mortgage-Backed
	Securities (cost $559,311)			623,182

Convertible Bonds – 0.56%
	AAR 1.75%
	exercise price $29.04,
	expiration date 1/1/26		12,000	11,910
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12		4,000	4,075
	6.00% exercise price $28.08,
	expiration date 4/30/15		24,000	25,080
#	Alaska Communications System
	Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		13,000	10,075
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		15,000	14,813
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		11,000	11,096
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		13,000	13,634
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		20,000	16,775
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16		7,000	7,061
	Chesapeake Energy 2.25%
	exercise price $85.81,
	expiration date 12/15/38		11,000	8,951
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		15,000	11,756
#	Corporate Office Properties
	144A 4.25%
	exercise price $48.00,
	expiration date 4/12/30		25,000	24,468
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		5,000	4,025
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		7,000	14,035
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		10,000	10,088
#	Gaylord Entertainment 144A
	3.75% exercise price $27.25,
	expiration date 9/29/14		9,000	11,588
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		6,000	6,353
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 11/30/29		15,000	17,212

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Helix Energy Solutions Group
	3.25% exercise price $25.02,
	expiration date 3/12/32	USD	15,000	$15,900
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		3,000	2,996
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		5,000	4,819
	Intel 2.95%
	exercise price $29.96,
	expiration date 12/15/35		10,000	11,550
	James River Coal 4.50%
	exercise price $25.78,
	expiration date 12/1/15		6,000	3,390
	Jefferies Group 3.875%
	exercise price $37.94,
	expiration date 11/1/29		18,000	17,190
	L-3 Communications Holdings
	3.00% exercise price $96.48,
	expiration date 8/1/35		17,000	16,639
	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14		18,000	17,257
#	Lexington Realty Trust 144A
	6.00% exercise price $7.01,
	expiration date 1/11/30		10,000	13,813
	Linear Technology 3.00%
	exercise price $43.39,
	expiration date 5/1/27		28,000	29,924
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		37,000	35,566
	MGM Resorts International
	4.25% exercise price $18.58,
	expiration date 4/10/15		12,000	12,735
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		10,000	18,775
	National Retail Properties 5.125%
	exercise price $25.37,
	expiration date 6/15/28		7,000	7,998
#	Nuance Communications 144A
	2.75% exercise price $32.30,
	expiration date 11/1/31		4,000	4,540
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13		6,000	5,955
	2.75% exercise price $42.13,
	expiration date 6/30/17		11,000	9,433
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		25,000	24,594
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		16,000	16,100
	Peabody Energy 4.75%
	exercise price $58.19,
	expiration date 12/15/41		2,000	1,910
	PHH 4.00%
	exercise price $25.80,
	expiration date 9/1/14		26,000	25,090
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		11,000	11,591
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		11,000	13,076
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		6,000	10,575
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37		8,000	7,960
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		13,000	16,673
Total Convertible Bonds
	(cost $547,650)			579,044

Corporate Bonds – 10.76%
Banking – 1.34%
	Abbey National Treasury Services
	4.00% 4/27/16		25,000	24,826
	Bank of America
	3.75% 7/12/16		15,000	15,090
	3.875% 3/22/17		25,000	25,166
	5.70% 1/24/22		45,000	47,726
	BB&T
	3.95% 3/22/22		55,000	55,256
	5.25% 11/1/19		90,000	98,934
•	BB&T Capital Trust IV
	6.82% 6/12/57		10,000	10,138
	Capital One Capital V
	10.25% 8/15/39		18,000	18,585
	City National 5.25% 9/15/20		30,000	30,217
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank
	3.875% 2/8/22		35,000	33,916
	Fifth Third Bancorp
	3.50% 3/15/22		90,000	88,122
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		45,000	45,000
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		20,000	14,350
	HSBC Holdings 4.00% 3/30/22		135,000	134,088
	JPMorgan Chase 4.50% 1/24/22		25,000	26,060
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		50,000	50,530
	KeyCorp 5.10% 3/24/21		80,000	88,336
	Lloyds TSB Bank 4.20% 3/28/17		85,000	85,734

(continues)       27

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	PNC Funding
	3.30% 3/8/22	USD	15,000	$14,871
	5.125% 2/8/20		135,000	153,166
	5.625% 2/1/17		52,000	58,094
	SunTrust Banks 3.50% 1/20/17		25,000	25,528
	SVB Financial Group
	5.375% 9/15/20		50,000	54,166
•	USB Capital IX 3.50% 10/29/49		65,000	50,188
	Wachovia
	•0.937% 10/15/16		20,000	18,610
	5.25% 8/1/14		10,000	10,769
	5.625% 10/15/16		45,000	50,217
	Wells Fargo 3.50% 3/8/22		25,000	24,663
	Zions Bancorporation
	7.75% 9/23/14		25,000	27,391
				1,379,737
Basic Industry – 1.19%
	AK Steel 7.625% 5/15/20		20,000	19,400
	Alcoa
	5.40% 4/15/21		55,000	56,934
	6.75% 7/15/18		35,000	39,948
#	Algoma Acquisition 144A
	9.875% 6/15/15		15,000	13,725
	ArcelorMittal
	6.25% 2/25/22		45,000	45,583
	9.85% 6/1/19		35,000	42,171
#	Barrick Gold 144A
	3.85% 4/1/22		55,000	55,332
	5.25% 4/1/42		5,000	5,046
	Barrick North America Finance
	4.40% 5/30/21		45,000	47,522
	Century Aluminum
	8.00% 5/15/14		22,000	22,605
	CF Industries 7.125% 5/1/20		32,000	38,200
	Compass Minerals International
	8.00% 6/1/19		15,000	16,350
	Domtar 4.40% 4/1/22		20,000	19,803
	Dow Chemical 8.55% 5/15/19		98,000	128,610
#	FMG Resources August 2006
	144A 6.875% 4/1/22		25,000	24,438
	Georgia-Pacific
	#144A 5.40% 11/1/20		10,000	11,182
	8.00% 1/15/24		70,000	89,291
	Headwaters 7.625% 4/1/19		25,000	24,438
	Hexion U.S. Finance
	8.875% 2/1/18		18,000	18,720
	International Paper
	4.75% 2/15/22		65,000	68,630
	9.375% 5/15/19		5,000	6,615
#	MacDermid 144A 9.50% 4/15/17		7,000	7,298
	Mohawk Industries
	6.375% 1/15/16		9,000	9,990
	Momentive Performance Materials
	11.50% 12/1/16		10,000	8,350
#	Murray Energy 144A
	10.25% 10/15/15		17,000	16,618
	Norcraft 10.50% 12/15/15		10,000	8,825
	Nortek 8.50% 4/15/21		25,000	24,875
	Novelis 8.75% 12/15/20		20,000	22,000
	Ply Gem Industries
	13.125% 7/15/14		10,000	10,150
	Rayonier 3.75% 4/1/22		25,000	24,583
	Rio Tinto Finance USA
	3.50% 3/22/22		110,000	110,431
	Ryerson
	•7.922% 11/1/14		3,000	2,835
	12.00% 11/1/15		19,000	19,570
	Smurfit Kappa Funding
	7.75% 4/1/15		15,000	15,150
	Steel Dynamics 7.75% 4/15/16		5,000	5,213
	Teck Resources
	3.00% 3/1/19		15,000	14,826
	5.20% 3/1/42		35,000	33,328
	Vale Overseas 4.375% 1/11/22		92,000	92,868
				1,221,453
Brokerage – 0.06%
	Jefferies Group
	6.25% 1/15/36		5,000	4,563
	6.45% 6/8/27		10,000	9,950
	Lazard Group 6.85% 6/15/17		45,000	49,526
				64,039
Capital Goods – 0.19%
	Anixter 10.00% 3/15/14		3,000	3,285
	Berry Plastics 9.75% 1/15/21		20,000	21,950
	Koninklijke Philips Electronics
	3.75% 3/15/22		25,000	25,200
	5.00% 3/15/42		50,000	50,090
	Kratos Defense & Security
	Solutions 10.00% 6/1/17		10,000	10,875
#	Plastipak Holdings 144A
	10.625% 8/15/19		10,000	11,450
	Pregis 12.375% 10/15/13		19,000	19,118
	RBS Global 11.75% 8/1/16		14,000	14,858
	Stanley Black & Decker
	3.40% 12/1/21		25,000	25,377
	Trimas 9.75% 12/15/17		10,000	11,100
				193,303
Consumer Cyclical – 0.56%
	American Axle & Manufacturing
	7.875% 3/1/17		24,000	24,840
	CKE Restaurants
	11.375% 7/15/18		16,000	18,360
	Dave & Buster’s 11.00% 6/1/18		5,000	5,375

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Delphi 144A 6.125% 5/15/21	USD	20,000	$21,400
	Ford Motor 7.45% 7/16/31		44,000	54,009
	Hanesbrands 6.375% 12/15/20		15,000	15,488
	Historic TW 6.875% 6/15/18		65,000	79,774
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		15,000	15,000
	5.875% 6/15/19		10,000	10,588
	6.00% 11/1/20		15,000	15,975
	#144A 6.00% 10/1/21		12,000	12,840
	Ingles Markets 8.875% 5/15/17		12,000	13,050
	Macy’s Retail Holdings
	3.875% 1/15/22		45,000	45,221
	5.90% 12/1/16		23,000	26,421
	Meritor 8.125% 9/15/15		28,000	29,680
	New Albertsons 7.25% 5/1/13		7,000	7,350
	OSI Restaurant Partners
	10.00% 6/15/15		12,000	12,480
#	Rite Aid 144A 9.25% 3/15/20		5,000	5,063
#	Sealy Mattress 144A
	10.875% 4/15/16		8,000	8,700
	Target 2.90% 1/15/22		30,000	29,714
	Tomkins 9.00% 10/1/18		18,000	20,025
	Tops Holding 10.125% 10/15/15		7,000	7,508
	Wyndham Worldwide
	4.25% 3/1/22		55,000	54,025
	5.625% 3/1/21		20,000	21,570
	5.75% 2/1/18		20,000	22,299
				576,755
Consumer Non-Cyclical – 1.03%
	Accellent 8.375% 2/1/17		10,000	10,100
#	AMGH Merger Sub 144A
	9.25% 11/1/18		15,000	15,675
#	Aristotle Holding 144A
	2.65% 2/15/17		20,000	20,249
	3.50% 11/15/16		10,000	10,457
	3.90% 2/15/22		10,000	10,128
	4.75% 11/15/21		10,000	10,723
	Biomet
	11.625% 10/15/17		10,000	10,863
	PIK 10.375% 10/15/17		10,000	10,825
	Bio-Rad Laboratories
	4.875% 12/15/20		5,000	5,141
	8.00% 9/15/16		9,000	10,035
	Boston Scientific 6.00% 1/15/20		30,000	34,488
	CareFusion 6.375% 8/1/19		55,000	64,005
	Celgene 3.95% 10/15/20		30,000	30,604
	Community Health Systems
	#144A 8.00% 11/15/19		5,000	5,200
	8.875% 7/15/15		2,000	2,075
	Del Monte 7.625% 2/15/19		20,000	20,000
#	Dole Food 144A 8.00% 10/1/16		9,000	9,495
	General Mills 3.15% 12/15/21		15,000	15,045
	Jarden 6.125% 11/15/22		15,000	15,788
#	Kinetic Concepts 144A
	12.50% 11/1/19		20,000	19,000
•	Kraft Foods 1.457% 7/10/13		40,000	40,270
	Kroger 2.20% 1/15/17		80,000	81,359
	Medtronic 3.125% 3/15/22		25,000	25,171
#	Multiplan 144A 9.875% 9/1/18		20,000	21,700
	NBTY 9.00% 10/1/18		25,000	27,656
	PepsiCo 2.75% 3/5/22		35,000	34,127
	Quest Diagnostics 4.70% 4/1/21		40,000	43,377
	Radnet Management
	10.375% 4/1/18		10,000	10,000
#	SABMiller Holdings 144A
	2.45% 1/15/17		225,000	228,077
	Safeway 4.75% 12/1/21		30,000	31,073
	Sara Lee 4.10% 9/15/20		18,000	18,266
	Scotts Miracle-Gro
	6.625% 12/15/20		10,000	10,575
	Teva Pharmaceutical Finance IV
	3.65% 11/10/21		15,000	15,215
	Tyson Foods 10.50% 3/1/14		14,000	16,310
#	Woolworths 144A
	3.15% 4/12/16		15,000	15,559
	4.55% 4/12/21		50,000	53,859
	Zimmer Holdings
	3.375% 11/30/21		30,000	30,149
	4.625% 11/30/19		25,000	27,628
				1,060,267
Energy – 1.95%
	AmeriGas Finance
	6.75% 5/20/20		15,000	15,263
	7.00% 5/20/22		5,000	5,113
	Antero Resources Finance
	9.375% 12/1/17		7,000	7,613
	Berry Petroleum 10.25% 6/1/14		8,000	9,280
#	Canadian Oil Sands 144A
	4.50% 4/1/22		25,000	25,234
	Chesapeake Energy
	6.125% 2/15/21		5,000	4,975
	6.50% 8/15/17		11,000	11,770
	6.625% 8/15/20		10,000	10,225
	Comstock Resources
	7.75% 4/1/19		5,000	4,675
#	Continental Resources 144A
	5.00% 9/15/22		15,000	15,094
	Copano Energy 7.75% 6/1/18		12,000	12,630
	Ecopetrol 7.625% 7/23/19		41,000	50,943
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		30,000	33,675
•	Enbridge Energy Partners
	8.05% 10/1/37		50,000	54,378
	Encana 3.90% 11/15/21		55,000	53,649

(continues)       29

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Energy Transfer Partners
	4.65% 6/1/21	USD	65,000	$66,343
	6.05% 6/1/41		5,000	5,063
	9.70% 3/15/19		20,000	25,604
#	ENI 144A 4.15% 10/1/20		100,000	99,341
	Enterprise Products Operating
	•7.034% 1/15/68		55,000	59,195
	9.75% 1/31/14		65,000	74,623
	Forest Oil 7.25% 6/15/19		15,000	14,738
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		12,000	12,585
#	Hercules Offshore 144A
	10.50% 10/15/17		24,000	25,260
#	Hilcorp Energy I 144A
	7.625% 4/15/21		10,000	10,850
	HollyFrontier 9.875% 6/15/17		12,000	13,440
	Husky Energy 3.95% 4/15/22		100,000	100,879
	Inergy 6.875% 8/1/21		10,000	9,675
	Kinder Morgan Energy Partners
	3.95% 9/1/22		60,000	59,529
	9.00% 2/1/19		40,000	51,306
	Linn Energy
	#144A 6.50% 5/15/19		5,000	4,925
	8.625% 4/15/20		10,000	10,825
#	NFR Energy 144A 9.75% 2/15/17		15,000	12,975
	NiSource Finance
	4.45% 12/1/21		10,000	10,451
	5.80% 2/1/42		25,000	26,778
	Noble Holding International
	3.95% 3/15/22		30,000	30,039
	5.25% 3/15/42		70,000	69,801
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		20,000	23,000
	Petrobras International Finance
	3.50% 2/6/17		10,000	10,275
	5.375% 1/27/21		64,000	69,231
	5.75% 1/20/20		25,000	27,820
	5.875% 3/1/18		5,000	5,633
	Petrohawk Energy 7.25% 8/15/18		30,000	34,463
	Petroleos de Venezuela
	9.00% 11/17/21		118,000	96,169
	12.75% 2/17/22		14,000	14,035
	Petroleum Development
	12.00% 2/15/18		12,000	13,080
	Plains All American Pipeline
	3.65% 6/1/22		50,000	49,190
	8.75% 5/1/19		40,000	52,172
	Pride International
	6.875% 8/15/20		65,000	79,396
	Quicksilver Resources
	9.125% 8/15/19		10,000	9,800
	Range Resources 5.00% 8/15/22		20,000	19,775
#	Samson Investment 144A
	9.75% 2/15/20		5,000	5,069
	SandRidge Energy
	7.50% 3/15/21		5,000	4,950
#	Southwestern Energy 144A
	4.10% 3/15/22		25,000	24,832
•	TransCanada PipeLines
	6.35% 5/15/67		70,000	72,431
	Transocean
	5.05% 12/15/16		5,000	5,360
	6.375% 12/15/21		75,000	84,543
	Weatherford International
	4.50% 4/15/22		10,000	9,986
	9.625% 3/1/19		30,000	39,812
	Williams
	7.75% 6/15/31		10,000	12,215
	8.75% 3/15/32		7,000	9,253
	Williams Partners
	4.00% 11/15/21		25,000	25,312
	7.25% 2/1/17		35,000	42,163
#	Woodside Finance 144A
	8.125% 3/1/14		45,000	49,905
	8.75% 3/1/19		5,000	6,354
				2,004,966
Financials – 0.60%
	E Trade Financial
	12.50% 11/30/17		26,000	30,388
	General Electric Capital
	4.65% 10/17/21		85,000	90,642
	5.50% 2/1/17	NZD	20,000	16,732
	6.00% 8/7/19	USD	99,000	115,783
	International Lease Finance
	5.875% 4/1/19		10,000	9,678
	6.25% 5/15/19		21,000	20,734
	8.25% 12/15/20		35,000	38,595
	8.75% 3/15/17		35,000	39,025
#	IPIC GMTN 144A 5.50% 3/1/22		200,000	206,750
#	Nuveen Investments 144A
	10.50% 11/15/15		25,000	25,906
	Syngenta Finance
	3.125% 3/28/22		25,000	25,218
				619,451
Insurance – 0.30%
•	Chubb 6.375% 3/29/67		35,000	36,313
	Coventry Health Care
	5.45% 6/15/21		50,000	54,832
#	Highmark 144A
	4.75% 5/15/21		15,000	15,051
	6.125% 5/15/41		5,000	5,214
•	ING Groep 5.775% 12/29/49		25,000	21,625
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		10,000	9,050

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	MetLife
	6.40% 12/15/36	USD	35,000	$34,475
	6.817% 8/15/18		55,000	67,480
	Prudential Financial
	3.875% 1/14/15		10,000	10,537
	4.50% 11/15/20		10,000	10,628
	4.50% 11/16/21		10,000	10,640
	6.00% 12/1/17		10,000	11,665
•	XL Group 6.50% 12/31/49		25,000	21,313
				308,823
Media – 0.27%
	Affinion Group 7.875% 12/15/18		20,000	18,300
	CBS 3.375% 3/1/22		55,000	53,202
	CCO Holdings 7.00% 1/15/19		5,000	5,325
	Clear Channel Communications
	9.00% 3/1/21		10,000	9,050
#	Clear Channel Worldwide 144A
	7.625% 3/15/20		15,000	14,700
	DISH DBS 7.875% 9/1/19		12,000	13,860
	Interpublic Group 4.00% 3/15/22		40,000	39,248
	Nielsen Finance
	11.50% 5/1/16		3,000	3,473
	11.625% 2/1/14		2,000	2,320
#	Sinclair Television Group 144A
	9.25% 11/1/17		12,000	13,410
#	Sirius XM Radio 144A
	8.75% 4/1/15		20,000	22,800
	Time Warner Cable 5.50% 9/1/41		35,000	36,800
#	Univision Communications 144A
	6.875% 5/15/19		20,000	20,375
	Videotron 6.375% 12/15/15		3,000	3,079
#	XM Satellite Radio 144A
	13.00% 8/1/13		17,000	19,316
				275,258
Real Estate – 0.50%
	Alexandria Real Estate Equities
	4.60% 4/1/22		35,000	34,329
	American Tower
	4.70% 3/15/22		10,000	10,100
	5.90% 11/1/21		70,000	77,306
	Brandywine Operating Partnership
	4.95% 4/15/18		30,000	30,631
	Developers Diversified Realty
	4.75% 4/15/18		20,000	20,745
	7.50% 4/1/17		5,000	5,679
	7.875% 9/1/20		30,000	35,536
	9.625% 3/15/16		15,000	18,176
	Digital Realty Trust 5.25% 3/15/21		65,000	67,140
	Health Care REIT
	4.125% 4/1/19		50,000	49,676
	5.25% 1/15/22		40,000	41,920
	Regency Centers 4.80% 4/15/21		30,000	31,015
	UDR 4.625% 1/10/22		50,000	51,285
#	WEA Finance 144A
	4.625% 5/10/21		40,000	40,538
				514,076
Services – 0.29%
	Ameristar Casinos 7.50% 4/15/21		20,000	21,075
	Beazer Homes USA
	9.125% 5/15/19		10,000	8,650
	Casella Waste Systems
	11.00% 7/15/14		4,000	4,300
#	Equinox Holdings 144A
	9.50% 2/1/16		3,000	3,223
	Geo Group 6.625% 2/15/21		10,000	10,513
	Iron Mountain 7.75% 10/1/19		5,000	5,488
	M/I Homes 8.625% 11/15/18		15,000	15,075
	Marina District Finance
	9.875% 8/15/18		5,000	4,513
	MGM Resorts International
	11.375% 3/1/18		42,000	50,137
	Mobile Mini 6.875% 5/1/15		5,000	5,075
	PHH 9.25% 3/1/16		40,000	40,849
	Pinnacle Entertainment
	8.75% 5/15/20		23,000	25,242
	Royal Caribbean Cruises
	7.00% 6/15/13		7,000	7,350
	RSC Equipment Rental
	10.25% 11/15/19		14,000	15,750
	Ryland Group 8.40% 5/15/17		12,000	13,320
	Standard Pacific 10.75% 9/15/16		15,000	17,325
#	United Air Lines 144A
	12.00% 11/1/13		18,000	19,170
	Western Union 3.65% 8/22/18		20,000	21,414
	Wynn Las Vegas 7.75% 8/15/20		5,000	5,519
				293,988
Technology – 0.51%
	Amkor Technology
	7.375% 5/1/18		10,000	10,763
	Avaya
	#144A 7.00% 4/1/19		20,000	20,150
	9.75% 11/1/15		15,000	14,850
	PIK 10.125% 11/1/15		5,000	4,975
	Broadcom 2.70% 11/1/18		35,000	35,641
	CDW 12.535% 10/12/17		10,000	10,913
	First Data
	9.875% 9/24/15		15,000	15,150
	11.25% 3/31/16		20,000	18,200
	GXS Worldwide 9.75% 6/15/15		35,000	34,213
	Hewlett-Packard 4.05% 9/15/22		75,000	74,852
	Jabil Circuit 7.75% 7/15/16		8,000	9,160
	National Semiconductor
	6.60% 6/15/17		55,000	67,927

(continues)       31

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
#	Seagate Technology International
	144A 10.00% 5/1/14	USD	25,000	$28,375
	Symantec 4.20% 9/15/20		25,000	25,548
	Tyco Electronics Group
	3.50% 2/3/22		80,000	78,152
#	Unisys 144A 12.75% 10/15/14		7,000	7,840
	Xerox
	4.50% 5/15/21		50,000	51,533
	6.35% 5/15/18		10,000	11,617
				519,859
Telecommunications – 0.88%
	America Movil SAB 5.00% 3/30/20		160,000	178,718
	CenturyLink 5.80% 3/15/22		25,000	24,458
#	Clearwire Communications 144A
	12.00% 12/1/15		33,000	32,670
	Cricket Communications
	7.75% 10/15/20		30,000	29,588
#	Crown Castle Towers 144A
	4.883% 8/15/20		135,000	139,143
#	DIRECTV Holdings 144A
	3.80% 3/15/22		85,000	84,005
	5.15% 3/15/42		15,000	14,668
	Frontier Communications
	6.25% 1/15/13		2,000	2,060
	Intelsat Jackson Holdings
	7.25% 10/15/20		15,000	15,806
	Intelsat Luxembourg
	11.25% 2/4/17		20,000	20,850
	PIK 11.50% 2/4/17		274	286
	Level 3 Financing 10.00% 2/1/18		12,000	13,200
	MetroPCS Wireless
	6.625% 11/15/20		10,000	9,963
	NII Capital 10.00% 8/15/16		21,000	23,888
	PAETEC Holding 8.875% 6/30/17		9,000	9,810
	Qwest
	6.75% 12/1/21		20,000	22,375
	8.375% 5/1/16		45,000	53,996
	Sprint Capital 8.75% 3/15/32		12,000	10,350
	Sprint Nextel
	6.00% 12/1/16		10,000	8,975
	8.375% 8/15/17		10,000	9,700
	#144A 9.125% 3/1/17		20,000	19,950
	Telefonica Emisiones
	6.421% 6/20/16		75,000	80,029
	Telesat Canada
	11.00% 11/1/15		31,000	33,248
	12.50% 11/1/17		12,000	13,470
#	Vivendi 144A 6.625% 4/4/18		37,000	41,617
	West 7.875% 1/15/19		5,000	5,350
	Windstream 8.125% 8/1/13		9,000	9,630
				907,803
Transportation – 0.14%
#	Brambles USA 144A
	3.95% 4/1/15		40,000	41,333
	Burlington Northern Santa Fe
	4.40% 3/15/42		50,000	47,461
	CSX 4.75% 5/30/42		10,000	9,736
#	ERAC USA Finance 144A
	2.75% 3/15/17		5,000	5,001
	5.25% 10/1/20		40,000	43,441
				146,972
Utilities – 0.95%
	AES 8.00% 6/1/20		9,000	10,373
	Ameren Illinois 9.75% 11/15/18		50,000	67,820
#	American Transmission Systems
	144A 5.25% 1/15/22		50,000	56,559
	Baltimore Gas & Electric
	3.50% 11/15/21		45,000	45,576
#	Calpine 144A 7.875% 7/31/20		15,000	16,388
	CenterPoint Energy
	5.95% 2/1/17		30,000	34,095
	CMS Energy
	4.25% 9/30/15		65,000	67,765
	6.25% 2/1/20		10,000	10,974
	ComEd Financing III
	6.35% 3/15/33		20,000	19,296
	Commonwealth Edison
	3.40% 9/1/21		50,000	51,657
	GenOn Energy 9.875% 10/15/20		10,000	9,150
	Great Plains Energy
	5.292% 6/15/22		90,000	96,215
	Ipalco Enterprises 5.00% 5/1/18		15,000	15,000
	Jersey Central Power & Light
	5.625% 5/1/16		10,000	11,246
	LG&E & KU Energy
	3.75% 11/15/20		25,000	24,939
	#144A 4.375% 10/1/21		25,000	25,748
•	NextEra Energy Capital Holdings
	6.35% 10/1/66		25,000	25,525
	NRG Energy
	7.375% 1/15/17		15,000	15,638
	7.875% 5/15/21		15,000	14,475
	PacifiCorp 2.95% 2/1/22		30,000	29,638
	Pennsylvania Electric
	5.20% 4/1/20		25,000	27,136
•	PPL Capital Funding
	6.70% 3/30/67		15,000	15,016
	Public Service Company of
	Oklahoma 5.15% 12/1/19		100,000	112,474
	Puget Energy 6.00% 9/1/21		10,000	10,662
•	Puget Sound Energy
	6.974% 6/1/67		40,000	41,053
	SCANA 4.125% 2/1/22		25,000	25,063

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Southwest Gas
3.875% 4/1/22	USD	35,000	$35,777
•Wisconsin Energy
6.25% 5/15/67		55,000	56,712
			971,970
Total Corporate Bonds
(cost $10,621,768)			11,058,720

Non-Agency Asset-Backed Securities – 0.11%
•Bank of America Credit Card Trust
Series 2007-A10 A10
0.312% 12/15/16		100,000	99,960
#Sonic Capital Series 2011-1A
A2 144A 5.438% 5/20/41		14,625	15,238
Total Non-Agency Asset-Backed
Securities (cost $113,336)			115,198

Non-Agency Collateralized Mortgage Obligations – 0.03%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		1,567	1,609
Series 2005-6 7A1
5.50% 7/25/20		1,549	1,479
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		10,188	10,075
•Series 2006-AR5 2A1
2.638% 4/25/36		19,303	15,258
Total Non-Agency Collateralized Mortgage
Obligations (cost $22,918)			28,421

ΔRegional Bonds – 0.77%
Australia – 0.62%
New South Wales Treasury
6.00% 4/1/19	AUD	203,000	229,556
Queensland Treasury
6.00% 9/14/17	AUD	54,000	60,284
6.25% 6/14/19	AUD	308,000	350,607
			640,447
Canada – 0.15%
Province of Ontario
3.15% 6/2/22	CAD	91,000	91,422
Province of Quebec
4.25% 12/1/21	CAD	56,000	61,452
			152,874
Total Regional Bonds
(cost $779,338)			793,321

«Senior Secured Loans – 1.01%
99 Cents Only Stores Tranche B
7.00% 10/4/18	USD	19,950	20,313
AIG Tranche 2 7.00% 3/17/16		25,000	25,119
Allied Security Holdings
Tranche 2L 8.50% 1/21/18		10,000	10,033
Attachmate 6.50% 11/21/16		39,000	38,830
BNY ConvergEx Group
7.50% 12/16/17		14,088	14,018
(EZE Castle Software)
8.75% 11/29/17		5,912	5,882
Brock Holdings III
10.00% 2/15/18		10,000	9,788
Tranche B 6.00% 2/15/17		9,606	9,582
Burlington Coat Factory
Tranche B 6.25% 2/10/17		63,348	63,875
Caesars Entertainment
Operating Tranche B6
5.494% 1/28/18		45,000	40,757
Cengage Learning Acquisitions
2.25% 7/3/14		10,000	9,242
7.50% 7/7/14		43,972	42,681
Charter Communications
Operating Tranche B
8.50% 3/6/14		841	843
Chrysler Group 6.00% 4/28/17		47,673	48,512
Clear Channel Communications
Tranche A 3.40% 7/30/14		48,151	44,630
Consolidated Container
5.50% 9/28/14		10,000	9,550
Delta Air Lines Tranche B
5.50% 3/29/17		19,925	19,928
Emdeon Tranche B
6.75% 8/3/18		19,950	20,272
First Data 5.00% 3/24/17		25,510	24,466
Frac Tech International
Tranche B 6.25% 4/19/16		28,575	28,513
GenOn Energy Tranche B
6.00% 6/20/17		19,749	19,593
Houghton International
Tranche B 6.75% 1/11/16		9,857	9,900
Immucor Tranche B
7.25% 7/2/18		9,950	10,078
Lawson Software Tranche B
6.25% 3/16/18		30,000	29,700
Level 3 Financing
Tranche B2 5.75% 4/11/18		15,000	15,169
Tranche B3 5.75% 9/1/18		20,000	20,225
Lord & Taylor 5.75% 12/2/18		10,000	10,084
Multiplan 4.75% 8/26/17		14,229	14,132
Nuveen Investments
5.50% 5/13/17		36,165	36,218
8.25% 3/1/19		25,000	25,396

(continues)       33

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
OSI Restaurant Partners
2.00% 6/14/13	USD	4,487	$4,431
2.53% 6/13/14		45,366	44,673
PQ 6.79% 7/30/15		20,000	19,289
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		34,900	34,245
Protection One
5.75% 3/31/19		20,000	19,875
Remy International Tranche B
6.25% 12/16/16		19,282	19,378
Reynolds Group Holdings
Tranche C 6.50% 7/7/18		59,453	60,300
@ SandRidge Energy
5.00% 2/2/17		20,000	20,000
Sensus USA 2nd Lien
8.50% 4/13/18		25,000	25,000
Texas Competitive Electric
Holdings 3.50% 10/10/14		10,000	6,126
Toys R US Tranche B
6.00% 9/1/16		24,837	24,922
Univision Communications
4.25% 3/29/17		64,454	59,880
Visant 5.25% 12/31/16		18,897	18,485
Total Senior Secured Loans
(cost $1,017,918)			1,033,933

ΔSovereign Bonds – 1.79%
Brazil – 0.14%
Federal Republic of Brazil
5.625% 1/7/41		100,000	115,750
8.875% 10/14/19		20,000	28,370
			144,120
Canada – 0.08%
Canadian Government
3.75% 6/1/19	CAD	37,000	41,740
4.00% 6/1/17	CAD	36,000	40,322
			82,062
Finland – 0.04%
Finland Government
4.00% 7/4/25	EUR	24,000	36,659
			36,659
Germany – 0.13%
Deutschland Republic
2.00% 1/4/22	EUR	57,000	77,383
2.50% 1/4/21	EUR	18,032	25,759
3.50% 7/4/19	EUR	20,000	30,665
			133,807
Indonesia – 0.05%
Indonesia Government
International
7.25% 4/20/15	USD	24,000	27,450
Indonesia Treasury Bond
11.00% 11/15/20	IDR	179,000,000	26,227
			53,677
Malaysia – 0.02%
Malaysia Government
4.262% 9/15/16	MYR	52,000	17,630
			17,630
Mexico – 0.09%
Mexican Bonos
6.50% 6/10/21	MXN	219,500	17,585
8.50% 5/31/29	MXN	457,700	41,055
8.50% 11/18/38	MXN	187,500	16,424
Mexico Government
International
4.75% 3/8/44	USD	20,000	19,650
			94,714
Norway – 0.42%
Norwegian Government
3.75% 5/25/21	NOK	318,000	61,820
4.25% 5/19/17	NOK	166,000	32,402
4.50% 5/22/19	NOK	777,000	156,309
5.00% 5/15/15	NOK	936,000	180,945
			431,476
Panama – 0.05%
Republic of Panama
6.70% 1/26/36	USD	4,000	5,280
7.25% 3/15/15		18,000	20,889
8.875% 9/30/27		17,000	26,138
			52,307
Peru – 0.09%
Republic of Peru
5.625% 11/18/50		10,000	11,250
7.125% 3/30/19		61,000	78,080
			89,330
Philippines – 0.14%
Republic of Philippines
9.50% 10/21/24		99,000	148,253
			148,253
Poland – 0.09%
Poland Government
5.25% 10/25/17	PLN	82,000	26,712
5.25% 10/25/20	PLN	78,000	24,813
Poland Government
International
5.00% 3/23/22	USD	34,000	36,007
			87,532

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.03%
Korea Treasury Inflation
Linked 2.75% 6/10/20	KRW	29,245,346	$29,718
			29,718
Russia – 0.10%
Russian-Eurobond
7.50% 3/31/30	USD	70,406	84,574
#144A 7.50% 3/31/30		14,195	17,052
			101,626
South Africa – 0.13%
South Africa Government
8.00% 12/21/18	ZAR	1,031,000	136,740
			136,740
Sweden – 0.09%
Sweden Government
3.00% 7/12/16	SEK	420,000	67,435
5.00% 12/1/20	SEK	130,000	24,493
			91,928
United Kingdom – 0.07%
United Kingdom Gilt
4.25% 12/7/27	GBP	18,000	33,931
4.50% 3/7/19	GBP	19,000	36,389
			70,320
Uruguay – 0.03%
Republic of Uruguay
8.00% 11/18/22	USD	25,500	35,254
			35,254
Total Sovereign Bonds
(cost $1,779,957)			1,837,153

Supranational Banks – 0.06%
International Bank for
Reconstruction &
Development
3.25% 12/15/17	SEK	100,000	15,896
3.375% 4/30/15	NOK	190,000	34,460
3.625% 6/22/20	NOK	90,000	16,108
Total Supranational Banks
(cost $64,345)			66,464

U.S. Treasury Obligations – 2.57%
U.S. Treasury Bonds
¥3.125% 11/15/41	USD	1,070,000	1,026,531
3.125% 2/15/42		10,000	9,588
U.S. Treasury Notes
1.00% 3/31/17		795,000	793,261
2.00% 2/15/22		830,000	814,179
Total U.S. Treasury Obligations
(cost $2,690,191)			2,643,559

	Number of
	Shares
Preferred Stock – 0.11%
Alabama Power 5.625%		825	21,161
• US Bancorp
3.50%		25	19,750
6.50%		800	21,752
Volkswagen		320	56,270
Total Preferred Stock
(cost $113,418)			118,933

	Principal
	Amount°
Short-Term Investments – 6.86%
≠Discount Notes – 2.19%
Federal Home Loan Bank
0.04% 4/27/12	USD	1,095,568	1,095,560
0.65% 4/25/12		1,155,191	1,155,184
			2,250,744
Repurchase Agreements – 3.58%
Bank of America 0.03%,
dated 3/30/12, to be
repurchased on 4/2/12,
repurchase price
$1,095,570 (collateralized
by U.S. government
obligations 0.125%-4.125%
12/31/13-5/15/15; market
value $1,117,479)		1,095,568	1,095,568
BNP Paribas 0.04%,
dated 3/30/12, to be
repurchased on 4/2/12,
repurchase price 2,580,908
(collateralized by
U.S. government
obligations 1.375%-7.50%
6/15/12-2/15/37; market
value $2,632,517)		2,580,899	2,580,899
			3,676,467
≠U.S. Treasury Obligation – 1.09%
U.S. Treasury Bill
0.008% 4/19/12		1,120,892	1,120,872
			1,120,872
Total Short-Term Investments
(cost $7,047,994)			7,048,083

Total Value of Securities – 102.43%
(cost $90,955,105)			105,260,808
(continues)       35

Statements of net assets

Delaware Foundation® Growth Allocation Fund

Number of	Value
Contracts	(U.S. $)
Option Written – (0.00%)
Put Option – (0.00%)
U.S. Bond Future,
strike price $139.00,
expires 4/21/12 (JPMC) (3)	$(6,093)
Total Option Written
(premium received $(4,288))	(6,093)

Liabilities Net of Receivables
and Other Assets – (2.43%)	(2,494,374)«
Net Assets Applicable to 10,177,029
Shares Outstanding – 100.00%	$102,760,341

Net Asset Value – Delaware Foundation Growth Allocation
Fund Class A ($44,244,293 / 4,378,014 Shares)	$10.11
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class B ($2,282,521 / 230,404 Shares)	$ 9.91
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class C ($6,797,103 / 686,490 Shares)	$ 9.90
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class R ($12,516,538 / 1,245,240 Shares)	$10.05
Net Asset Value – Delaware Foundation Growth Allocation
Fund Institutional Class ($36,919,886 / 3,636,881 Shares)	$10.15

Components of Net Assets at March 31, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$88,985,652
Undistributed net investment income	204,808
Accumulated net realized loss on investments	(725,103)
Net unrealized appreciation of investments
and derivatives	14,294,984
Total net assets	$102,760,341

†	Non income producing security.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $1,219,820, which represented 1.19% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $243,807, which represented 0.24% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $2,443,778, which represented 2.38% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
¥	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $285,307 with a cost of $280,765.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Growth Allocation Fund
Net asset value Class A (A)	$10.11
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.73

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:[1]

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(88,613)	USD	92,248	5/2/12	$810
BAML	BRL	188,485	USD	(102,299)	5/2/12	177
BAML	EUR	(315,894)	USD	416,885	5/2/12	(4,471)
BAML	HUF	(60,095,700)	USD	270,000	5/2/12	(956)
BAML	JPY	(2,477,807)	USD	29,501	5/2/12	(439)
BAML	MXN	2,391,285	USD	(187,863)	5/2/12	(1,546)
BAML	NOK	(284,033)	USD	49,267	5/2/12	(552)
BAML	NZD	(12,069)	USD	9,790	5/2/12	(70)
BAML	RUB	4,207,920	USD	(142,964)	5/2/12	(181)
BAML	ZAR	(1,129,729)	USD	146,944	5/2/12	375
BCLY	EUR	(29,734)	USD	39,383	5/2/12	(279)
BCLY	JPY	2,668,921	USD	(31,838)	5/2/12	411
CITI	BRL	189,200	USD	(102,910)	5/2/12	(46)
CITI	EUR	(79,078)	USD	104,346	5/2/12	(1,132)
CITI	JPY	2,843,862	USD	(33,921)	5/2/12	442
GSC	BRL	223,284	USD	(121,120)	5/2/12	275
GSC	GBP	42,296	USD	(66,942)	5/2/12	694
GSC	NOK	(110,720)	USD	19,129	5/2/12	(291)
GSC	RUB	2,081,100	USD	(70,630)	5/2/12	(14)
HSBC	AUD	(133,798)	USD	139,270	5/2/12	1,207
HSBC	EUR	(14,584)	USD	19,246	5/2/12	(206)
HSBC	NOK	(488,764)	USD	84,898	5/2/12	(831)
HSBC	PLN	(222,768)	USD	70,000	5/2/12	(1,393)
JPMC	BRL	124,250	USD	(67,490)	5/2/12	61
JPMC	EUR	(36,271)	USD	47,842	5/2/12	(539)
JPMC	NOK	(566,745)	USD	98,180	5/2/12	(1,227)
MNB	EUR	21,677	USD	(28,808)	4/3/12	101
MNB	HKD	134,803	USD	(17,365)	4/3/12	(5)
MSC	AUD	(41,085)	USD	42,678	5/2/12	283
MSC	EUR	(171,611)	USD	226,375	5/2/12	(2,529)
MSC	GBP	(19,600)	USD	31,022	5/2/12	(320)
MSC	JPY	1,630,940	USD	(19,882)	5/2/12	(176)
MSC	NOK	(221,444)	USD	38,357	5/2/12	(484)
MSC	RUB	1,798,700	USD	(61,066)	5/2/12	(33)
						$(12,884)

Futures Contracts
	Notional			Unrealized
Contracts to	Cost	Notional	Expiration	Appreciation
Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
1 Euro-Bund	$181,875	$184,697	6/12/12	$2,822
(3) U.S. Treasury
10 yr Notes	(387,179)	(388,453)	6/29/12	(1,274)
	$(205,304)			$1,548

Swap Contracts CDS Contracts

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe
	Subordinate
	Financials 17.1
BAML	5 yr CDS	EUR	215,000	5.00%	6/20/17	$5,353
	Kingdom of Spain
BAML	5 yr CDS	USD	59,000	1.00%	12/20/15	1,420
	ITRAXX Europe
	Subordinate
	Financials 17.1
BCLY	5 yr CDS	EUR	315,000	5.00%	6/20/17	7,742
	Kingdom of Spain
BCLY	5 yr CDS	USD	60,000	1.00%	3/20/15	4,197
BCLY	5 yr CDS		30,000	1.00%	3/21/16	875
	Republic of France
BCLY	5 yr CDS		74,000	0.25%	9/20/16	(1,207)
	Republic of France
GSC	5 yr CDS		32,000	0.25%	9/20/16	(465)
	ITRAXX Europe
	Crossover 16.1
JPMC	5 yr CDS	EUR	275,000	5.00%	12/20/16	(15,572)
	Kingdom of Spain
JPMC	5 yr CDS	USD	38,000	1.00%	3/20/17	937
	Republic of France
JPMC	5 yr CDS		53,000	0.25%	9/20/16	(852)
	Japan
MSC	5 yr CDS		50,000	1.00%	9/20/16	(595)
MSC	5 yr CDS		82,000	1.00%	3/20/17	(1,704)
	Kingdom of
	Belgium
MSC	5 yr CDS		104,000	1.00%	12/20/16	(4,040)
MSC	5 yr CDS		32,000	1.00%	3/20/17	(1,474)
	Kingdom of Spain
MSC	5 yr CDS		72,000	1.00%	6/20/16	3,976
MSC	5 yr CDS		80,000	1.00%	9/20/16	806
MSC	5 yr CDS		70,000	1.00%	3/20/17	912
	Republic of France
MSC	5 yr CDS		57,000	0.25%	12/20/16	(1,031)
	Republic of Italy
MSC	5 yr CDS		60,000	1.00%	9/20/16	909
MSC	5 yr CDS		32,000	1.00%	3/20/17	(1,640)
						$(1,453)
	Protection Sold /
	Moody’s Rating:
	Tyson Foods
JPMC	CDS / Ba		30,000	1.00%	3/20/16	$976
						$976
Total						$(477)

(continues)       37

Statements of net assets

Delaware Foundation® Growth Allocation Fund

The use of foreign currency exchange contracts, futures contracts, option written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HKD — Hong Kong Dollar
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NOK — Norwegian Kroner
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund
March 31, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 56.33%
U.S. Markets – 30.21%
Consumer Discretionary – 3.26%
†	AFC Enterprises	9,730	$165,021
†	Apollo Group Class A	25,300	977,592
†	Bally Technologies	1,720	80,410
†	Buffalo Wild Wings	1,455	131,954
	CEC Entertainment	3,040	115,246
†	Cheesecake Factory	3,120	91,697
	Cinemark Holdings	4,870	106,897
	Comcast Class A	39,500	1,185,395
	Comcast Special Class	18,970	559,805
	Cooper Tire & Rubber	5,305	80,742
	DSW Class A	4,840	265,087
	Ford Motor	30,020	374,950
†	G-III Apparel Group	3,005	85,402
†	Iconix Brand Group	8,315	144,515
†	Jack in the Box	5,300	127,041
	Jarden	8,010	322,242
	Jones Group	3,545	44,525
†	Jos. A Bank Clothiers	3,110	156,775
†	Knology	6,845	124,579
	Lowe’s	41,500	1,302,269
	Macy’s	7,740	307,510
†	Madden (Steven)	4,770	203,918
	McDonald’s	4,590	450,279
	National CineMedia	6,555	100,292
	NIKE Class B	10,400	1,127,776
	Nordstrom	5,900	328,748
†	OpenTable	1,430	57,872
†	Perry Ellis International	6,285	117,341
†	priceline.com	2,500	1,793,749
	Regal Entertainment Group Class A	5,190	70,584
†	Shuffle Master	11,195	197,032
	Staples	55,600	899,608
	Starbucks	4,350	243,122
	Target	4,650	270,956
†	Tenneco	3,740	138,941
	Viacom Class B	7,970	378,256
			13,128,128
Consumer Staples – 2.90%
	Archer-Daniels-Midland	59,380	1,879,970
	Avon Products	68,300	1,322,287
	Bunge	1,475	100,949
	Casey’s General Stores	3,435	190,505
	Coca-Cola	3,510	259,775
	CVS Caremark	36,120	1,618,175
†	Fresh Market	2,310	110,765
	General Mills	7,180	283,251
	J&J Snack Foods	2,550	133,773
	Kimberly-Clark	20,300	1,499,966
	Kraft Foods	30,200	1,147,902
	PepsiCo	7,690	510,232
†	Prestige Brands Holdings	5,575	97,451
	Procter & Gamble	9,760	655,970
	Safeway	51,400	1,038,794
†	Susser Holdings	6,600	169,422
	Walgreen	19,900	666,451
			11,685,638
Energy – 2.96%
	Baker Hughes	2,200	92,268
	Berry Petroleum Class A	2,985	140,683
	Bristow Group	3,055	145,815
†	Carrizo Oil & Gas	4,850	137,061
	Chevron	15,500	1,662,219
	ConocoPhillips	15,000	1,140,150
	El Paso	29,900	883,545
	EOG Resources	17,500	1,944,249
	Exxon Mobil	9,830	852,556
	Hess	3,980	234,621
†	Key Energy Services	5,500	84,975
	Kinder Morgan	14,600	564,290
	Lufkin Industries	1,595	128,637
	Marathon Oil	35,600	1,128,520
	National Oilwell Varco	1,090	86,622
†	Newfield Exploration	5,100	176,868
	Occidental Petroleum	2,030	193,317
†	Pioneer Drilling	13,675	120,340
†	RigNet	5,620	98,519
†	Rosetta Resources	2,305	112,392
	Schlumberger	6,820	476,923
†	Swift Energy	3,170	92,025
	Williams	37,900	1,167,699
†	WPX Energy	12,633	227,520
			11,891,814
Financials – 3.90%
	AFLAC	5,790	266,282
	Allstate	39,000	1,283,880
	American Equity Investment Life Holding	12,025	153,559
	Ameriprise Financial	4,060	231,948
	Bank of New York Mellon	53,400	1,288,542
†	BBCN Bancorp	7,545	83,976
	BlackRock	1,620	331,938
	Capital One Financial	4,840	269,782
	Cardinal Financial	8,875	100,288
	City Holding	2,645	91,834
	CME Group	4,050	1,171,787
	DCT Industrial Trust	20,960	123,664
	Dime Community Bancshares	7,885	115,200
	DuPont Fabros Technology	5,110	124,940
	EastGroup Properties	3,110	156,184
	Entertainment Properties Trust	3,075	142,619
	Flushing Financial	8,620	116,025
	Home Bancshares	3,945	104,976

(continues)      39

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Home Properties	2,705	$165,032
	Host Hotels & Resorts	16,340	268,303
@	Independent Bank	3,910	112,334
†	IntercontinentalExchange	11,870	1,631,176
	JPMorgan Chase	14,370	660,733
	LaSalle Hotel Properties	5,935	167,011
	Marsh & McLennan	35,600	1,167,324
	Park National	1,920	132,806
†	Piper Jaffray	3,700	98,494
	Primerica	5,250	132,353
	ProAssurance	1,365	120,270
	Progressive	59,100	1,369,938
	Prosperity Bancshares	2,810	128,698
	Prudential Financial	4,990	316,316
	Sovran Self Storage	3,400	169,427
	State Street	5,610	255,255
	Susquehanna Bancshares	13,700	135,356
	Tanger Factory Outlet Centers	4,280	127,244
†	Texas Capital Bancshares	2,410	83,434
	Travelers	24,120	1,427,905
	Trustmark	4,060	101,419
	Webster Financial	6,030	136,700
	Wells Fargo	18,130	618,958
			15,683,910
Healthcare – 3.88%
	Abbott Laboratories	6,550	401,450
†	Acorda Therapeutics	4,125	109,519
†	Air Methods	1,800	157,050
†	Align Technology	6,815	187,753
	Allergan	18,400	1,755,911
	AmerisourceBergen	4,540	180,147
	Baxter International	21,800	1,303,204
	Cardinal Health	27,500	1,185,525
†	Catalyst Health Solutions	2,285	145,623
†	Celgene	3,980	308,530
	Conmed	3,915	116,941
†	CryoLife	10,675	56,257
†	Express Scripts	6,970	377,635
†	Gilead Sciences	6,670	325,830
†	Greenway Medical Technologies	4,760	72,733
†	Haemonetics	1,940	135,179
†	Incyte	7,475	144,268
	Johnson & Johnson	17,860	1,178,046
	Merck	45,370	1,742,207
†	Merit Medical Systems	9,275	115,196
†	ONYX Pharmaceuticals	4,725	178,038
	Perrigo	7,000	723,170
	Pfizer	84,662	1,918,440
	Quality Systems	3,045	133,158
	Quest Diagnostics	18,800	1,149,620
†	Quidel	7,370	135,387
†	Salix Pharmaceuticals	2,300	120,750
†	Spectrum Pharmaceuticals	9,265	117,017
	Thermo Fisher Scientific	5,810	327,570
	UnitedHealth Group	9,020	531,639
†	Vertex Pharmaceuticals	3,800	155,838
	West Pharmaceutical Services	2,995	127,377
			15,617,008
Industrials – 3.00%
	AAON	5,880	118,717
	Acuity Brands	2,275	142,938
	Applied Industrial Technologies	4,625	190,226
	Barnes Group	5,425	142,732
	Caterpillar	10,540	1,122,721
†	Chart Industries	2,210	162,059
†	Columbus McKinnon	6,275	102,220
†	CRA International	2,700	68,094
	Cummins	1,490	178,860
	Deere	4,030	326,027
	Ducommun	1,885	22,432
	ESCO Technologies	3,080	113,252
†	Esterline Technologies	2,895	206,877
	Expeditors International of Washington	18,200	846,482
	FedEx	2,050	188,518
	Fluor	3,390	203,536
†	FTI Consulting	2,625	98,490
	General Electric	18,430	369,890
	Granite Construction	2,810	80,759
	Honeywell International	5,900	360,195
†	Hub Group Class A	5,055	182,132
	Hunt (J.B.) Transport Services	3,010	163,654
†	Kadant	4,800	114,336
†	KEYW Holding	6,535	50,646
†	Kforce	9,840	146,616
	Lockheed Martin	2,330	209,374
	Manpower	2,730	129,320
	McGrath RentCorp	2,410	77,385
†	MYR Group	5,995	107,071
	Northrop Grumman	18,900	1,154,412
	Raytheon	22,700	1,198,106
	Republic Services	4,140	126,518
	Rockwell Collins	1,650	94,974
	Roper Industries	1,110	110,068
†	RPX	2,475	41,976
†	Tetra Tech	4,250	112,030
†	Titan Machinery	4,805	135,501
	Towers Watson Class A	3,530	233,227
	Triumph Group	4,135	259,099
†	Tutor Perini	3,935	61,307
	Union Pacific	2,380	255,802
	United Stationers	4,965	154,064
	United Technologies	5,730	475,246

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	URS	3,400	$144,568
	US Ecology	5,205	113,157
	Waste Management	33,100	1,157,176
			12,052,790
Information Technology – 7.82%
†	Adobe Systems	39,700	1,362,107
	Adtran	4,520	140,979
†	Amkor Technology	14,140	86,890
†	Anixter International	2,285	165,731
†	Apple	8,215	4,924,645
†	Applied Micro Circuits	15,415	106,980
†	Cirrus Logic	4,125	98,175
	Cisco Systems	64,370	1,361,426
†	Citrix Systems	1,440	113,630
†	Cognizant Technology Solutions Class A	4,290	330,116
†	comScore	4,165	89,089
†	Demandware	340	10,132
†	eBay	4,680	172,645
†	EMC	15,890	474,793
†	EPAM Systems	3,380	69,358
†	ExlService Holdings	2,610	71,618
†	FARO Technologies	2,845	165,949
†	Google Class A	3,695	2,369,382
	Intel	57,870	1,626,726
	International Business Machines	1,020	212,823
	Intuit	25,000	1,503,250
†	IXYS	8,005	105,666
	j2 Global	4,910	140,819
†	Liquidity Services	2,800	125,440
†	LogMeln	3,590	126,476
	MasterCard Class A	4,600	1,934,484
	Microsoft	25,620	826,245
	Motorola Solutions	23,414	1,190,134
†	NETGEAR	2,620	100,084
†	Nuance Communications	5,400	138,132
	Plantronics	3,455	139,098
†	Polycom	31,100	593,077
†	Progress Software	5,300	125,186
	QUALCOMM	39,730	2,702,434
†	QuinStreet	7,405	77,678
†	Rofin-Sinar Technologies	2,920	77,000
†	Semtech	3,940	112,132
†	SolarWinds	3,040	117,496
†	SS&C Technologies Holdings	7,540	175,908
†	Symantec	11,550	215,985
†	Synaptics	2,230	81,417
	Syntel	1,540	86,240
†	TeleTech Holdings	7,045	113,425
†	Teradata	15,100	1,029,065
†	ValueClick	6,955	137,292
	VeriSign	35,500	1,361,070
†	ViaSat	2,330	112,329
	Visa Class A	17,250	2,035,500
†	Vocus	6,395	84,734
	Xerox	134,800	1,089,184
†	Yahoo	54,500	829,490
			31,439,664
Materials – 0.81%
	Allegheny Technologies	2,640	108,689
	Boise	13,545	111,204
†	Castle (A.M.)	10,735	135,798
	Celanese Class A	5,340	246,601
	Cliffs Natural Resources	2,570	177,998
†	Coeur d’Alene Mines	4,405	104,575
	duPont (E.I.) deNemours	28,400	1,502,361
	Eastman Chemical	4,010	207,277
†	Ferro	16,090	95,575
	Innophos Holdings	2,260	113,271
	Koppers Holdings	2,170	83,675
†	Owens-Illinois	6,020	140,507
=∏†	PT Holdings	35	0
	Silgan Holdings	3,230	142,766
†	TPC Group	2,185	96,599
			3,266,896
Telecommunication Services – 1.20%
	AT&T	56,470	1,763,558
	Atlantic Tele-Network	1,945	70,720
†	Crown Castle International	33,900	1,808,226
	NTELOS Holdings	3,735	77,315
	Verizon Communications	28,500	1,089,555
			4,809,374
Utilities – 0.48%
	AGL Resources	4,020	157,664
	Cleco	3,545	140,559
	Edison International	27,000	1,147,770
	MDU Resources Group	6,790	152,028
	NorthWestern	2,720	96,451
	OGE Energy	3,000	160,500
	UIL Holdings	2,665	92,635
			1,947,607
Total U.S. Markets
	(cost $86,394,185)		121,522,829

§Developed Markets – 17.81%
Consumer Discretionary – 2.66%
	Adidas	2,340	182,688
	Bayerische Motoren Werke	10,171	914,658
	Cie Financiere Richemont Class A	3,680	230,739
	Crown	16,800	151,211
	Don Quijote	24,400	885,692

(continues)      41

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Discretionary (continued)
Eutelsat Communications	4,200	$155,269
Hennes & Mauritz Class B	4,630	167,539
Inditex	2,660	254,782
LVMH Moet Hennessy Louis Vuitton	1,130	194,180
McDonald’s Holdings Japan	4,600	122,022
Next	3,700	176,533
Pirelli & C	12,100	143,944
PPR	2,903	499,435
Publicis Groupe	18,720	1,031,967
Reed Elsevier	16,800	149,133
Shimamura	1,300	145,413
Shimano	2,700	162,584
Sky City Entertainment Group	40,000	129,035
Sumitomo Rubber Industries	45,741	607,228
Suzuki Motor	7,200	171,944
Swatch Group Bearer Shares	420	193,320
Techtronic Industries	592,000	800,453
Toyota Motor	44,689	1,927,156
Yamada Denki	1,970	123,028
Yamaha	13,400	138,880
Yue Yuen Industrial Holdings	298,000	1,045,702
		10,704,535
Consumer Staples – 2.51%
Anheuser-Busch InBev	4,030	294,421
Aryzta	28,816	1,423,721
Asahi Group Holdings	7,800	172,705
British American Tobacco	10,150	511,465
Carlsberg Class B	11,306	934,213
Coca-Cola Amatil	69,847	902,130
Danone	2,380	166,005
Diageo	11,150	267,954
Golden Agri-Resources	233,000	145,521
Greggs	77,575	645,823
Imperial Tobacco Group	4,620	187,323
Japan Tobacco	47	264,565
Kao	7,900	207,269
Kerry Group Class A	3,675	170,070
Koninklijke Ahold	13,400	185,679
L’Oreal	1,760	217,095
Nestle	11,900	748,776
Reckitt Benckiser Group	4,050	228,860
SABMiller	3,750	150,518
Seven & I Holdings	4,600	136,580
Tesco	231,684	1,222,870
Unilever	8,900	293,813
Unilever CVA	7,550	256,912
Wesfarmers	3,600	111,936
Woolworths	10,000	269,088
		10,115,312
Energy – 1.03%
Aker Solutions	9,100	153,984
AMEC	8,900	157,725
BG Group	16,700	386,773
† EDP Renovaveis	26,100	129,696
Inpex	21	141,801
† Lundin Petroleum	6,020	129,028
Neste Oil	11,250	138,558
Noble	6,290	235,686
Petrofac	5,770	160,582
Santos	11,900	175,514
Subsea 7	39,998	1,059,308
Total	21,534	1,098,208
Woodside Petroleum	5,450	196,497
		4,163,360
Financials – 1.65%
AIA Group	65,400	239,599
Alterra Capital Holdings	6,095	140,063
Assicurazioni Generali	13,720	212,985
AXA	56,521	936,964
Banca Carige	62,300	81,757
City Developments	18,000	162,543
Daito Trust Construction	1,800	161,551
Erste Group Bank	5,380	124,056
Hong Kong Exchanges & Clearing	9,600	161,327
† Lloyds Banking Group	420,000	225,748
London Stock Exchange Group	8,200	135,614
Man Group	50,500	108,881
Mitsubishi UFJ Financial Group	222,173	1,105,699
Nordea Bank	98,026	891,226
Seven Bank	66,000	143,504
Sony Financial Holdings	8,100	143,830
Standard Chartered	52,279	1,304,435
Swire Properties	7,700	19,137
† UBS	22,850	320,209
		6,619,128
Healthcare – 2.07%
† Alkermes	10,540	195,517
Cie Generale d’Optique Essilor International	1,425	127,007
Coloplast Class B	840	145,443
Dainippon Sumitomo Pharma	13,900	147,253
Fresenius	1,410	144,588
Getinge Class B	5,350	152,351
GlaxoSmithKline	20,050	447,843
† ICON ADR	5,010	106,312
Meda Class A	47,774	455,651
Miraca Holdings	3,800	148,264
Novartis	17,583	973,132
Novo Nordisk ADR	8,800	1,220,648

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Healthcare (continued)
Novo Nordisk Class B	2,130	$294,927
Roche Holding	3,970	690,913
Sanofi	13,136	1,020,121
Santen Pharmaceutical	3,200	136,643
Shire	6,500	210,008
Teva Pharmaceutical Industries ADR	37,800	1,703,267
		8,319,888
Industrials – 3.06%
ABB	14,750	302,614
Aeroports de Paris	1,720	141,165
Aggreko	4,300	154,747
Alfa Laval	6,250	128,573
Alstom	22,930	894,788
Central Japan Railway	21	173,002
Cie de Saint-Gobain	14,223	635,160
Copa Holdings Class A	9,900	784,080
Deutsche Post	60,936	1,173,093
DSV	5,900	133,776
East Japan Railway	17,441	1,097,634
Elbit Systems	3,870	150,187
European Aeronautic Defence & Space	5,650	231,366
FANUC	900	159,594
Ferrovial	12,300	141,369
Fraport	2,390	149,650
Fraser and Neave	26,000	138,595
G4S	35,800	156,034
Hoya	7,900	177,401
IHI	58,000	146,427
Invensys	42,000	133,682
ITOCHU	97,549	1,064,042
Koninklijke Philips Electronics	11,191	226,858
Kurita Water Industries	4,600	112,687
Mitsubishi Electric	25,000	221,055
QR National	35,800	138,308
Rolls-Royce Holdings	12,000	155,850
Sandvik	14,300	206,419
Schneider Electric	2,265	147,985
Siemens	3,240	326,626
Societe BIC	1,410	141,485
Swire Pacific Class A	14,000	156,936
Teleperformance	42,626	1,217,973
Vallourec	9,511	602,506
Volvo Class B	16,500	240,421
Yamato Holdings	10,500	162,221
		12,324,309
Information Technology – 1.26%
Accenture Class A	4,840	312,180
ASM Pacific Technology	10,750	156,842
ASML Holding	5,170	258,423
Avago Technologies	4,680	182,380
Canon	7,100	335,339
† CGI Group Class A	87,217	1,943,596
Computershare	15,900	148,216
† Foxconn International Holdings	188,000	133,878
† InterXion Holding	5,945	106,713
Nokia	161,763	880,631
SAP	4,720	329,597
Tokyo Electron	2,500	142,991
Trend Micro	4,600	141,303
		5,072,089
Materials – 2.58%
Agrium	3,180	274,657
Air Liquide	1,890	251,959
Anglo American	6,310	235,862
Anglo American ADR	10,900	203,500
† AuRico Gold	105,164	937,204
BASF	5,180	453,116
BHP Billiton	13,500	411,878
BHP Billiton Limited	18,650	668,552
Israel Chemicals	23,900	272,001
Johnson Matthey	3,720	140,359
Kansai Paint	14,000	141,209
Kazakhmys	9,940	144,359
Lafarge	8,176	390,197
Lanxess	1,450	119,856
Newcrest Mining	7,190	221,028
Nitto Denko	3,800	153,083
Rexam	207,664	1,421,926
Rio Tinto	18,993	1,046,838
Rio Tinto Limited	1,750	118,542
Sika Bearer Shares	54	116,889
Syngenta	680	235,104
Syngenta ADR	15,300	1,053,099
Wacker Chemie	1,170	103,156
Yamana Gold	72,494	1,130,777
Yara International	2,610	124,495
		10,369,646
Telecommunication Services – 0.51%
China Mobile ADR	10,925	601,749
KDDI	25	161,865
Tele2 Class B	7,000	142,838
Vodafone Group	311,670	858,418
Vodafone Group ADR	10,420	288,321
		2,053,191
Utilities – 0.48%
Centrica	31,900	161,435
Enagas	6,850	131,825
National Grid	130,445	1,315,478
Shikoku Electric Power	4,600	129,635

(continues)      43

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Utilities (continued)
	SSE	8,550	$181,745
			1,920,118
Total Developed Markets
	(cost $63,051,231)		71,661,576

XEmerging Markets – 8.31%
Consumer Discretionary – 0.62%
†	Ctrip.com International ADR	19,300	417,652
	Focus Media Holding ADR	9,600	241,152
	Grupo Televisa ADR	29,150	614,482
	Hyundai Home Shopping Network	3,813	451,402
	Hyundai Motor	1,251	257,517
	LG Electronics	3,206	234,523
	Mahindra & Mahindra	19,388	266,997
			2,483,725
Consumer Staples – 0.83%
	Brazil Foods ADR	14,960	299,350
	China Mengniu Dairy	64,000	187,494
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,100	338,102
	Fomento Economico Mexicano ADR	4,525	372,272
	Hypermarcas	49,300	348,083
@	Lotte Chilsung Beverage	324	348,073
@	Lotte Confectionery	218	319,518
	Tingyi Cayman Islands Holding	95,816	277,000
	Tsingtao Brewery	44,162	238,564
@	United Spirits	22,220	264,853
	Wal-Mart de Mexico Series V	102,496	343,937
			3,337,246
Energy – 1.85%
	Banpu NVDR	22,133	436,486
	CNOOC	472,000	970,063
	CNOOC ADR	1,540	314,607
	Gazprom ADR	47,730	590,420
	LUKOIL ADR	6,800	413,440
	PetroChina ADR	2,300	323,219
	Petroleo Brasileiro SA ADR	52,000	1,381,120
	Petroleo Brasileiro SP ADR	35,100	897,156
	Polski Koncern Naftowy Orlen	14,377	172,729
	PTT	29,991	344,366
#	Reliance Industries GDR 144A	24,258	707,121
	Rosneft Oil GDR	40,600	287,448
	Sasol ADR	6,700	325,888
	YPF ADR	9,600	272,736
			7,436,799
Financials – 1.17%
	Banco Santander Brasil ADR	31,350	287,480
	Bangkok Bank	52,722	316,366
	China Construction Bank	419,449	324,082
=†#@	Etalon Group GDR 144A	16,400	112,340
	ICICI Bank ADR	6,700	233,629
	Industrial & Commercial Bank of China	739,800	477,284
	Itau Unibanco Holding ADR	23,700	454,803
@	KB Financial Group ADR	16,589	608,831
	Samsung Life Insurance	4,543	397,347
=@	Sberbank	153,957	497,928
	Standard Bank Group	34,233	496,980
†@	UEM Land Holdings	463,623	339,190
	VTB Bank GDR	38,300	172,733
			4,718,993
Industrials – 0.39%
	All America Latina Logistica	46,293	231,002
	Gol Linhas Aereas Inteligentes ADR	32,600	219,398
@	KCC	1,759	506,612
	Santos Brasil Participacoes	13,400	234,288
	United Tractors	104,469	377,021
			1,568,321
Information Technology – 1.38%
†	Baidu ADR	2,500	364,425
	Hon Hai Precision Industry	232,377	901,724
	HTC	11,820	239,148
	LG Display ADR	19,300	227,161
	MediaTek	24,005	229,824
	Samsung Electronics	1,197	1,348,330
†	Sina	4,300	279,500
†	Sohu.com	16,400	904,788
	Taiwan Semiconductor Manufacturing	83,069	239,013
	Taiwan Semiconductor Manufacturing ADR	17,700	270,456
	United Microelectronics	928,000	454,455
†	WNS Holdings ADR	6,765	81,518
			5,540,342
Materials – 0.82%
	Anglo American Platinum	3,509	244,281
	ArcelorMittal South Africa	31,132	227,117
	Braskem ADR	14,475	230,587
†	Cemex ADR	44,550	345,712
	Fibria Celulose ADR	36,190	303,634
@	Gerdau	18,000	140,498
	Gerdau ADR	21,600	208,008
	Impala Platinum Holdings	12,046	237,286
	Siam Cement NVDR	10,300	118,602
	Steel Authority of India	67,087	124,357
	Ultratech Cement	11,461	341,396
	Vale ADR	33,525	782,138
			3,303,616

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Telecommunication Services – 1.25%
America Movil ADR		14,200	$352,586
China Telecom		576,000	318,945
China Unicom Hong Kong ADR		31,743	533,282
Chunghwa Telecom ADR		11,060	340,206
KT ADR		33,850	463,407
Mobile Telesystems ADR		54,800	1,005,032
MTN Group		14,778	260,123
SK Telecom ADR		50,000	695,500
Telefonica Brasil ADR		11,205	343,209
Turkcell Iletisim Hizmet ADR		20,650	260,190
Vodacom Group		32,723	461,365
			5,033,845
Total Emerging Markets
(cost $32,292,655)			33,422,887

Total Common Stock
(cost $181,738,071)			226,607,292

Convertible Preferred Stock – 0.17%
Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		1,100	61,094
Aspen Insurance
Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49		1,957	108,614
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		28	27,412
# Chesapeake Energy 144A 5.75%
exercise price $27.94,
expiration date 12/31/49		81	82,620
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		147	144,832
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13		2,150	116,831
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		583	69,559
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		72	80,402
Total Convertible Preferred Stock
(cost $726,956)			691,364

Exchange-Traded Funds – 0.03%
iShares MSCI EAFE
Growth Index		1,370	80,337
iShares MSCI Japan Index Fund		4,800	48,864
Total Exchange-Traded Funds
(cost $124,095)			129,201

	Principal
	Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae
Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	63,272	66,790
• Fannie Mae
Whole Loan Series
2002-W11 AV1
0.582% 11/25/32		11,125	10,273
Total Agency Asset-Backed Securities
(cost $73,890)			77,063

Agency Collateralized Mortgage Obligations – 0.27%
Fannie Mae Grantor
Trust Series 2001-T8
A2 9.50% 7/25/41		44,574	53,660
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		47,052	53,174
Series 2003-26 AT
5.00% 11/25/32		232,377	246,940
Series 2003-122 AJ
4.50% 2/25/28		26,230	26,849
Series 2010-41 PN
4.50% 4/25/40		120,000	129,440
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		36,309	42,259
Series 2662 MA
4.50% 10/15/31		2,826	2,829
Series 2872 GC
5.00% 11/15/29		64,973	65,184
Series 3022 MB
5.00% 12/15/28		13,170	13,183
Series 3337 PB
5.50% 7/15/30		12,439	12,437
GNMA Series
2010-113 KE
4.50% 9/20/40		295,000	324,332
NCUA Guaranteed
Notes Series
2010-C1 A2
2.90% 10/29/20		100,000	104,926
Total Agency Collateralized
Mortgage Obligations
(cost $1,040,081)			1,075,213

Agency Mortgage-Backed Securities – 3.92%
Fannie Mae 6.50% 8/1/17		30,037	33,103
Fannie Mae Relocation
30 yr 5.00% 1/1/36		24,467	26,197
Fannie Mae S.F. 15 yr
4.00% 11/1/25		374,007	400,823
5.00% 9/1/18		37,370	40,563
5.50% 6/1/22		5,795	6,316

(continues)      45

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr TBA
	3.00% 4/1/27	USD	2,775,000	$2,872,559
	3.00% 5/1/27		470,000	485,275
	3.50% 4/1/27		1,932,000	2,026,185
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28		44,129	48,151
	Fannie Mae S.F. 30 yr
	3.50% 2/1/41		492,259	506,034
	4.00% 1/1/42		24,867	26,101
	5.00% 12/1/36		161,685	174,835
	5.00% 12/1/37		41,219	44,558
	5.00% 2/1/38		33,324	36,025
	6.00% 2/1/41		284,364	315,104
	6.50% 2/1/36		73,953	83,435
	7.50% 6/1/31		29,816	35,678
	Fannie Mae S.F. 30 yr TBA
	3.50% 4/1/42		1,490,000	1,530,044
	3.50% 5/1/42		1,055,000	1,080,221
	4.00% 5/1/42		1,330,000	1,391,513
	5.50% 5/1/42		500,000	543,906
	6.00% 4/1/42		1,100,000	1,211,891
	6.00% 5/1/42		160,000	176,025
	6.00% 6/1/42		605,000	664,744
•	Freddie Mac ARM
	2.495% 7/1/36		44,820	47,861
	2.56% 4/1/34		14,758	15,742
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18		43,435	46,570
	Freddie Mac S.F. 30 yr
	5.50% 3/1/42		1,170,000	1,274,934
	6.00% 8/1/38		214,215	238,055
	6.00% 10/1/38		301,585	335,148
	7.00% 11/1/33		32,046	37,278
	GNMA I S.F. 30 yr
	7.50% 9/15/31		18,321	20,185
Total Agency Mortgage-Backed
	Securities (cost $15,691,434)			15,775,059

Commercial Mortgage-Backed Securities – 1.34%
#	American Tower Trust
	Series 2007-1A AFX
	144A 5.42% 4/15/37		100,000	106,460
	BAML Commercial
	Mortgage Securities
	•Series 2005-1 A5
	5.171% 11/10/42		95,000	104,479
	Series 2006-4 A4
	5.634% 7/10/46		135,000	152,345
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4
	A3 5.468% 6/11/41		70,000	75,112
	Series 2005-PW10 A4
	5.405% 12/11/40		90,000	100,530
	Series 2005-T20 A4A
	5.145% 10/12/42		75,000	83,452
	Series 2006-PW12
	A4 5.719% 9/11/38		345,000	391,621
#	CFCRE Commercial Mortgage
	Trust Series 2011-C1 A2
	144A 3.759% 4/15/44		100,000	105,183
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		85,000	93,669
	Series 2006-C7 A2
	5.69% 6/10/46		11,029	11,027
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		131,126	136,490
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.419% 2/15/39		57,219	60,420
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3
	144A 5.002% 11/10/46		315,000	354,463
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2
	A5 5.279% 8/10/38		75,000	79,327
	•Series 2004-GG2
	A6 5.396% 8/10/38		220,000	237,355
	Series 2005-GG4
	A4 4.761% 7/10/39		240,000	255,900
	Series 2005-GG4 A4A
	4.751% 7/10/39		120,000	130,135
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		165,000	181,676
	•#Series 2010-C1 C 144A
	5.635% 8/10/43		100,000	105,695
	•#Series 2011-GC3 B 144A
	5.361% 3/10/44		100,000	107,404
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		125,000	137,248
	Series 2005-LDP5 A4
	5.205% 12/15/44		1,110,000	1,238,103
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		90,000	94,645
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		400,000	439,210
	•Series 2007-T27 A4
	5.64% 6/11/42		245,000	281,656
#	OBP Depositor Trust Series
	2010-OBP A 144A
	4.646% 7/15/45		135,000	150,934
#	WF-RBS Commercial
	Mortgage Trust
	Series 2011-C3 A4 144A
	4.375% 3/15/44		180,000	192,917
Total Commercial Mortgage-Backed
	Securities (cost $4,985,643)			5,407,456

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds – 1.15%
	AAR 1.75%
	exercise price $29.04,
	expiration date 1/1/26	USD	112,000	$111,160
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12		31,000	31,581
	6.00% exercise price $28.08,
	expiration date 4/30/15		193,000	201,685
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		105,000	81,375
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		85,000	83,938
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		87,000	87,761
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		123,000	128,996
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		174,000	145,943
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16		55,000	55,481
	Chesapeake Energy 2.25%
	exercise price $85.81,
	expiration date 12/15/38		70,000	56,963
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		104,000	81,510
	#Corporate Office
	Properties 144A 4.25%
	exercise price $48.00,
	expiration date 4/12/30		171,000	167,366
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		50,000	40,250
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		59,000	118,295
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		60,000	60,525
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		68,000	87,550
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		69,000	73,054
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 11/30/29		76,000	87,210
	Helix Energy
	Solutions Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		119,000	126,140
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		24,000	23,970
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		44,000	42,405
	Intel 2.95%
	exercise price $29.96,
	expiration date 12/15/35		65,000	75,075
	James River Coal 4.50%
	exercise price $25.78,
	expiration date 12/1/15		55,000	31,075
	Jefferies Group 3.875%
	exercise price $37.94,
	expiration date 11/1/29		143,000	136,565
	L-3 Communications
	Holdings 3.00%
	exercise price $96.48,
	expiration date 8/1/35		134,000	131,153
	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		150,000	143,812
#	Lexington Realty
	Trust 144A 6.00%
	exercise price $7.01,
	expiration date 1/11/30		80,000	110,500
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14		160,000	167,999
	Linear Technology 3.00%
	exercise price $43.39,
	expiration date 5/1/27		201,000	214,818
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		228,000	219,165
	MGM Resorts
	International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		50,000	53,063
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		81,000	152,077
	National Retail
	Properties 5.125%
	exercise price $25.37,
	expiration date 6/15/28		140,000	159,950
#	Nuance Communications
	144A 2.75%
	exercise price $32.30,
	expiration date 11/1/31		33,000	37,455

(continues)      47

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	NuVasive
	2.25%
	exercise price $44.74,
	expiration date 3/15/13	USD	48,000	$47,640
	2.75%
	exercise price $42.13,
	expiration date 6/30/17		93,000	79,748
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		215,000	211,506
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		153,000	153,956
	Peabody Energy 4.75%
	exercise price $58.19,
	expiration date 12/15/41		17,000	16,235
	PHH 4.00%
	exercise price $25.80,
	expiration date 9/1/14		173,000	166,946
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		85,000	89,569
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		96,000	114,120
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		29,000	51,113
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37		51,000	50,745
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		97,000	124,402
Total Convertible Bonds
	(cost $4,398,848)			4,631,845

Corporate Bonds – 20.16%
Banking – 2.38%
	Abbey National Treasury
	Services 4.00% 4/27/16		165,000	163,854
	AgriBank 9.125% 7/15/19		325,000	412,925
	Bank of America
	3.75% 7/12/16		120,000	120,716
	3.875% 3/22/17		175,000	176,163
	5.70% 1/24/22		305,000	323,477
	BB&T
	3.95% 3/22/22		370,000	371,719
	5.25% 11/1/19		219,000	240,739
•	BB&T Capital Trust IV
	6.82% 6/12/57		90,000	91,238
	Capital One Capital V
	10.25% 8/15/39		135,000	139,388
	City National
	5.25% 9/15/20		190,000	191,373
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank
	3.875% 2/8/22		235,000	227,721
	Export-Import Bank of Korea
	5.00% 4/11/22		270,000	286,199
	Fifth Third Bancorp
	3.50% 3/15/22		290,000	283,948
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		330,000	330,000
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		140,000	100,450
#	HSBC Bank 144A
	4.75% 1/19/21		300,000	317,754
	HSBC Holdings 4.00% 3/30/22		640,000	635,675
	JPMorgan Chase
	4.50% 1/24/22		200,000	208,480
	JPMorgan Chase Bank
	6.00% 10/1/17		285,000	326,487
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		175,000	176,855
	KeyBank 5.45% 3/3/16		290,000	318,899
	KeyCorp 5.10% 3/24/21		165,000	182,194
	Korea Development Bank
	8.00% 1/23/14		100,000	110,481
	Lloyds TSB Bank
	4.20% 3/28/17		360,000	363,108
•	National City Bank
	0.845% 6/7/17		250,000	228,226
	PNC Funding
	3.30% 3/8/22		115,000	114,007
	5.125% 2/8/20		530,000	601,323
•#	PNC Preferred Funding Trust II
	144A 1.696% 3/31/49		300,000	230,481
•	SunTrust Bank 0.782% 8/24/15		125,000	114,181
	SunTrust Banks 3.50% 1/20/17		100,000	102,112
	SVB Financial Group
	5.375% 9/15/20		305,000	330,415
	US Bank 6.30% 2/4/14		570,000	624,372
•	USB Capital IX 3.50% 10/29/49		290,000	223,918
	Wachovia
	•0.937% 10/15/16		130,000	120,965
	5.25% 8/1/14		115,000	123,847
	Wachovia Bank 5.60% 3/15/16		265,000	295,195
	Wells Fargo 3.50% 3/8/22		170,000	167,708
	Zions Bancorporation
	7.75% 9/23/14		182,000	199,403
				9,575,996
Basic Industry – 2.31%
	AK Steel 7.625% 5/15/20		125,000	121,250
	Alcoa
	5.40% 4/15/21		375,000	388,184
	6.75% 7/15/18		270,000	308,169
#	Algoma Acquisition 144A
	9.875% 6/15/15		77,000	70,455

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Anglo American
	Capital 144A
	2.625% 4/3/17	USD	470,000	$471,051
	ArcelorMittal
	6.25% 2/25/22		260,000	263,367
	9.85% 6/1/19		200,000	240,976
#	Barrick Gold 144A
	3.85% 4/1/22		440,000	442,655
	5.25% 4/1/42		45,000	45,415
	Barrick North
	America Finance
	4.40% 5/30/21		305,000	322,095
	BHP Billiton Finance USA
	3.25% 11/21/21		115,000	116,300
#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20		75,000	69,563
	Century Aluminum
	8.00% 5/15/14		114,000	117,135
	CF Industries 7.125% 5/1/20		111,000	132,506
#	CODELCO 144A
	3.75% 11/4/20		320,000	329,438
	Compass Minerals International
	8.00% 6/1/19		90,000	98,100
	Domtar 4.40% 4/1/22		145,000	143,573
	Dow Chemical 8.55% 5/15/19		776,000	1,018,389
#	FMG Resources August 2006
	144A 6.875% 4/1/22		165,000	161,288
	Georgia-Pacific
	#144A 5.40% 11/1/20		60,000	67,093
	8.00% 1/15/24		550,000	701,570
	Headwaters 7.625% 4/1/19		170,000	166,175
	Hexion U.S. Finance
	8.875% 2/1/18		95,000	98,800
	International Paper
	4.75% 2/15/22		455,000	480,412
	9.375% 5/15/19		45,000	59,538
#	LyondellBasell
	Industries 144A
	5.75% 4/15/24		210,000	210,000
#	MacDermid 144A
	9.50% 4/15/17		26,000	27,105
	Mohawk Industries
	6.375% 1/15/16		37,000	41,070
	Momentive Performance
	Materials 11.50% 12/1/16		75,000	62,625
#	Murray Energy 144A
	10.25% 10/15/15		97,000	94,818
	Norcraft 10.50% 12/15/15		82,000	72,365
	Nortek 8.50% 4/15/21		150,000	149,250
	Novelis 8.75% 12/15/20		120,000	132,000
	Ply Gem Industries
	13.125% 7/15/14		72,000	73,080
	Rayonier 3.75% 4/1/22		180,000	176,998
	Rio Tinto Finance USA
	3.50% 3/22/22		595,000	597,336
	Ryerson
	•7.922% 11/1/14		8,000	7,560
	12.00% 11/1/15		120,000	123,600
	Smurfit Kappa Funding
	7.75% 4/1/15		87,000	87,870
	Steel Dynamics
	7.75% 4/15/16		22,000	22,935
	Teck Resources
	3.00% 3/1/19		100,000	98,840
	5.20% 3/1/42		260,000	247,577
	Vale Overseas
	4.375% 1/11/22		636,000	642,008
				9,300,534
Brokerage – 0.22%
•	Bear Stearns 4.923% 12/7/12	AUD	430,000	443,072
	Jefferies Group
	6.25% 1/15/36	USD	35,000	31,938
	6.45% 6/8/27		75,000	74,625
	Lazard Group 6.85% 6/15/17		300,000	330,178
				879,813
Capital Goods – 0.50%
	Anixter 10.00% 3/15/14		3,000	3,285
	Berry Plastics
	9.75% 1/15/21		125,000	137,188
	Koninklijke Philips Electronics
	3.75% 3/15/22		190,000	191,521
	5.00% 3/15/42		335,000	335,605
	Kratos Defense &
	Security Solutions
	10.00% 6/1/17		60,000	65,250
#	Plastipak Holdings 144A
	10.625% 8/15/19		67,000	76,715
	Pregis 12.375% 10/15/13		129,000	129,803
	RBS Global 11.75% 8/1/16		77,000	81,716
#	Reynolds Group Issuer 144A
	9.00% 4/15/19		330,000	326,700
	Stanley Black & Decker
	3.40% 12/1/21		165,000	167,487
	Trimas 9.75% 12/15/17		67,000	74,370
#	URS 144A 5.00% 4/1/22		200,000	198,083
#	Votorantim Cimentos
	144A 7.25% 4/5/41		200,000	205,000
				1,992,723
Consumer Cyclical – 1.16%
	American Axle &
	Manufacturing
	7.875% 3/1/17		152,000	157,320
	Chrysler Group 8.25% 6/15/21		200,000	203,000
	CKE Restaurants
	11.375% 7/15/18		98,000	112,455

(continues)       49

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Dave & Buster’s
	11.00% 6/1/18	USD	35,000	$37,625
#	Delphi 144A 6.125% 5/15/21		135,000	144,450
	Ford Motor 7.45% 7/16/31		263,000	322,833
	Ford Motor Credit
	5.00% 5/15/18		215,000	223,247
	12.00% 5/15/15		185,000	229,863
#	FUEL Trust 144A
	3.984% 6/15/16		200,000	203,104
	Hanesbrands
	6.375% 12/15/20		115,000	118,738
	Historic TW 6.875% 6/15/18		450,000	552,288
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		95,000	95,000
	5.875% 6/15/19		65,000	68,819
	6.00% 11/1/20		85,000	90,525
	#144A 6.00% 10/1/21		118,000	126,260
	Ingles Markets
	8.875% 5/15/17		72,000	78,300
	Macy’s Retail Holdings
	3.875% 1/15/22		370,000	371,812
	5.90% 12/1/16		91,000	104,535
	Meritor 8.125% 9/15/15		167,000	177,020
	New Albertsons
	7.25% 5/1/13		13,000	13,650
	OSI Restaurant Partners
	10.00% 6/15/15		75,000	78,000
#	Rite Aid 144A 9.25% 3/15/20		35,000	35,438
#	Sealy Mattress 144A
	10.875% 4/15/16		21,000	22,838
	Target 2.90% 1/15/22		210,000	207,997
	Tomkins 9.00% 10/1/18		126,000	140,175
	Tops Holding
	10.125% 10/15/15		44,000	47,190
	Wyndham Worldwide
	4.25% 3/1/22		365,000	358,533
	5.625% 3/1/21		115,000	124,028
	5.75% 2/1/18		180,000	200,693
				4,645,736
Consumer Non-Cyclical – 2.05%
	Accellent 8.375% 2/1/17		70,000	70,700
#	AMGH Merger Sub 144A
	9.25% 11/1/18		105,000	109,725
#	Aristotle Holding 144A
	2.65% 2/15/17		160,000	161,992
	3.50% 11/15/16		75,000	78,425
	3.90% 2/15/22		90,000	91,153
	4.75% 11/15/21		65,000	69,699
	Biomet
	11.625% 10/15/17		67,000	72,779
	PIK 10.375% 10/15/17		57,000	61,703
	Bio-Rad Laboratories
	4.875% 12/15/20		40,000	41,128
	8.00% 9/15/16		52,000	57,980
	Boston Scientific
	6.00% 1/15/20		220,000	252,914
	CareFusion 6.375% 8/1/19		380,000	442,213
	Celgene 3.95% 10/15/20		235,000	239,728
	Community Health Systems
	#144A 8.00% 11/15/19		50,000	52,000
	8.875% 7/15/15		10,000	10,375
	Del Monte 7.625% 2/15/19		120,000	120,000
	General Mills 3.15% 12/15/21		105,000	105,314
#	Heineken 144A
	3.40% 4/1/22		310,000	308,363
	Jarden
	6.125% 11/15/22		65,000	68,413
	7.50% 1/15/20		25,000	27,250
#	Kinetic Concepts 144A
	12.50% 11/1/19		120,000	114,000
•	Kraft Foods 1.457% 7/10/13		305,000	307,060
	Kroger 2.20% 1/15/17		565,000	574,598
	Medtronic 3.125% 3/15/22		185,000	186,269
#	Multiplan 144A
	9.875% 9/1/18		135,000	146,475
	NBTY 9.00% 10/1/18		175,000	193,594
	PepsiCo 2.75% 3/5/22		255,000	248,641
#	Pernod-Ricard 144A
	2.95% 1/15/17		150,000	151,688
	5.50% 1/15/42		150,000	151,350
	Quest Diagnostics
	4.70% 4/1/21		330,000	357,857
	Radnet Management
	10.375% 4/1/18		52,000	52,000
#	SABMiller Holdings 144A
	2.45% 1/15/17		685,000	694,371
	3.75% 1/15/22		885,000	902,200
	Safeway 4.75% 12/1/21		215,000	222,691
	Sara Lee 4.10% 9/15/20		130,000	131,919
	Scotts Miracle-Gro
	6.625% 12/15/20		50,000	52,875
	Teva Pharmaceutical
	Finance IV
	3.65% 11/10/21		95,000	96,360
	Tyson Foods 10.50% 3/1/14		66,000	76,890
#	Woolworths 144A
	3.15% 4/12/16		85,000	88,168
	4.55% 4/12/21		355,000	382,398
	Yale University
	2.90% 10/15/14		230,000	243,296
	Zimmer Holdings
	3.375% 11/30/21		235,000	236,166
	4.625% 11/30/19		180,000	198,922
				8,251,642

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy – 3.45%
	AmeriGas Finance
	6.75% 5/20/20	USD	95,000	$96,663
	7.00% 5/20/22		30,000	30,675
	Antero Resources Finance
	9.375% 12/1/17		44,000	47,850
	Berry Petroleum
	10.25% 6/1/14		10,000	11,600
#	BG Energy Capital 144A
	4.00% 10/15/21		385,000	402,294
#	Canadian Oil Sands
	144A 4.50% 4/1/22		195,000	196,828
	Chesapeake Energy
	6.125% 2/15/21		90,000	89,550
	6.50% 8/15/17		20,000	21,400
	6.625% 8/15/20		55,000	56,238
	Comstock Resources
	7.75% 4/1/19		50,000	46,750
#	Continental Resources 144A
	5.00% 9/15/22		90,000	90,563
	Copano Energy
	7.75% 6/1/18		57,000	59,993
	Ecopetrol 7.625% 7/23/19		163,000	202,528
	El Paso Pipeline
	Partners Operating
	6.50% 4/1/20		225,000	252,562
•	Enbridge Energy Partners
	8.05% 10/1/37		350,000	380,648
	Encana 3.90% 11/15/21		410,000	399,926
	Energy Transfer Partners
	4.65% 6/1/21		270,000	275,580
	6.05% 6/1/41		60,000	60,753
	9.70% 3/15/19		105,000	134,420
#	ENI 144A 4.15% 10/1/20		250,000	248,356
	Enterprise Products Operating
	•7.034% 1/15/68		345,000	371,317
	9.75% 1/31/14		195,000	223,869
	Forest Oil 7.25% 6/15/19		98,000	96,285
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		72,000	75,510
#	Hercules Offshore 144A
	10.50% 10/15/17		155,000	163,138
#	Hilcorp Energy I 144A
	7.625% 4/15/21		65,000	70,525
	HollyFrontier 9.875% 6/15/17		82,000	91,840
	Husky Energy 3.95% 4/15/22		540,000	544,750
	Inergy 6.875% 8/1/21		65,000	62,888
	Kinder Morgan Energy Partners
	3.95% 9/1/22		360,000	357,176
	9.00% 2/1/19		280,000	359,143
	Linn Energy
	#144A 6.25% 11/1/19		25,000	24,281
	#144A 6.50% 5/15/19		35,000	34,475
	8.625% 4/15/20		57,000	61,703
	Lukoil International Finance
	6.125% 11/9/20		250,000	266,250
#	NFR Energy 144A
	9.75% 2/15/17		92,000	79,580
	NiSource Finance
	4.45% 12/1/21		60,000	62,707
	5.80% 2/1/42		190,000	203,509
	Noble Holding International
	3.95% 3/15/22		230,000	230,300
	5.25% 3/15/42		510,000	508,548
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		110,000	126,500
	Petrobras International Finance
	3.50% 2/6/17		200,000	205,494
	5.375% 1/27/21		644,000	696,639
	5.875% 3/1/18		25,000	28,166
	Petrohawk Energy
	7.25% 8/15/18		220,000	252,725
	Petroleos de Venezuela
	9.00% 11/17/21		1,034,000	842,709
	12.75% 2/17/22		129,000	129,323
	Petroleum Development
	12.00% 2/15/18		89,000	97,010
	Plains All American Pipeline
	3.65% 6/1/22		340,000	334,490
	8.75% 5/1/19		290,000	378,247
	Pride International
	6.875% 8/15/20		590,000	720,667
	Quicksilver Resources
	9.125% 8/15/19		75,000	73,500
	Range Resources
	5.00% 8/15/22		125,000	123,594
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		128,007	137,608
#	Samson Investment 144A
	9.75% 2/15/20		35,000	35,481
	SandRidge Energy
	7.50% 3/15/21		40,000	39,600
#	Southwestern Energy 144A
	4.10% 3/15/22		190,000	188,720
•	TransCanada PipeLines
	6.35% 5/15/67		505,000	522,538
	Transocean
	5.05% 12/15/16		165,000	176,888
	6.375% 12/15/21		495,000	557,983
	Weatherford International
	4.50% 4/15/22		85,000	84,877
	9.625% 3/1/19		205,000	272,048
	Williams
	7.75% 6/15/31		44,000	53,746
	8.75% 3/15/32		50,000	66,093

(continues)       51

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Williams Partners
	4.00% 11/15/21	USD	170,000	$172,123
	7.25% 2/1/17		240,000	289,115
#	Woodside Finance
	144A 8.75% 3/1/19		220,000	279,578
				13,878,433
Financials – 0.85%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	270,310
	5.60% 11/25/39		250,000	293,765
	E Trade Financial
	12.50% 11/30/17		172,000	201,025
	General Electric Capital
	4.65% 10/17/21		375,000	399,891
	5.50% 2/1/17	NZD	130,000	108,755
	6.00% 8/7/19	USD	595,000	695,869
#	Hyundai Capital Services
	144A 3.50% 9/13/17		200,000	200,716
•#	ILFC E-Capital Trust I 144A
	5.03% 12/21/65		250,000	167,540
	International Lease Finance
	5.875% 4/1/19		70,000	67,747
	6.25% 5/15/19		138,000	136,251
	8.25% 12/15/20		245,000	270,164
	8.75% 3/15/17		50,000	55,750
#	IPIC GMTN 144A
	5.50% 3/1/22		200,000	206,750
#	Nuveen Investments 144A
	10.50% 11/15/15		135,000	139,894
	Syngenta Finance
	3.125% 3/28/22		190,000	191,659
				3,406,086
Insurance – 0.48%
	American International Group
	5.85% 1/16/18		25,000	27,255
	8.25% 8/15/18		145,000	174,503
•	Chubb 6.375% 3/29/67		220,000	228,250
	Coventry Health Care
	5.45% 6/15/21		360,000	394,792
#	Highmark 144A
	4.75% 5/15/21		105,000	105,357
	6.125% 5/15/41		40,000	41,710
•	ING Groep 5.775% 12/29/49		110,000	95,150
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		70,000	63,350
	MetLife 6.40% 12/15/36		20,000	19,700
#	MetLife Capital Trust X
	144A 9.25% 4/8/38		400,000	484,001
	Prudential Financial
	3.875% 1/14/15		55,000	57,953
	6.00% 12/1/17		105,000	122,483
=‡w@#	Twin Reefs Pass-Through Trust
	144A 0.00% 12/31/49		200,000	0
	•XL Group 6.50% 12/31/49		140,000	119,350
				1,933,854
Media – 0.57%
	Affinion Group
	7.875% 12/15/18		120,000	109,800
	CBS 3.375% 3/1/22		390,000	377,258
	CCO Holdings
	7.00% 1/15/19		25,000	26,625
	7.375% 6/1/20		20,000	21,800
	Clear Channel
	Communications
	9.00% 3/1/21		70,000	63,350
#	Clear Channel
	Worldwide 144A
	7.625% 3/15/20		100,000	98,350
	DISH DBS 7.875% 9/1/19		73,000	84,315
	Interpublic Group
	4.00% 3/15/22		270,000	264,923
#	Nara Cable Funding 144A
	8.875% 12/1/18		200,000	191,000
	Nielsen Finance
	11.50% 5/1/16		21,000	24,308
	11.625% 2/1/14		2,000	2,320
#	Sinclair Television Group 144A
	9.25% 11/1/17		72,000	80,460
#	Sirius XM Radio 144A
	8.75% 4/1/15		145,000	165,300
	Time Warner Cable
	5.50% 9/1/41		195,000	205,027
	8.25% 4/1/19		160,000	204,908
#	Univision Communications
	144A 6.875% 5/15/19		125,000	127,344
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	153,750
	Videotron 6.375% 12/15/15		3,000	3,079
#	XM Satellite Radio 144A
	13.00% 8/1/13		74,000	84,083
				2,288,000
Real Estate – 0.94%
	Alexandria Real Estate
	Equities 4.60% 4/1/22		255,000	250,112
	American Tower
	4.70% 3/15/22		80,000	80,802
	5.90% 11/1/21		500,000	552,181
	Brandywine Operating
	Partnership
	4.95% 4/15/18		190,000	193,996
	Developers Diversified Realty
	4.75% 4/15/18		95,000	98,541
	7.50% 4/1/17		40,000	45,432
	7.875% 9/1/20		242,000	286,656
	9.625% 3/15/16		72,000	87,245
	Digital Realty Trust
	5.25% 3/15/21		455,000	469,973

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	Health Care REIT
	4.125% 4/1/19	USD	365,000	$362,636
	5.25% 1/15/22		300,000	314,404
#	Qatari Diar Finance 144A
	5.00% 7/21/20		113,000	121,616
	Regency Centers
	4.80% 4/15/21		80,000	82,706
	5.875% 6/15/17		100,000	111,962
	UDR 4.625% 1/10/22		385,000	394,892
•#	USB Realty 144A
	1.719% 12/22/49		100,000	75,856
#	WEA Finance 144A
	4.625% 5/10/21		255,000	258,433
				3,787,443
Services – 0.51%
	Ameristar Casinos
	7.50% 4/15/21		135,000	142,256
	Beazer Homes USA
	9.125% 5/15/19		75,000	64,875
	Casella Waste Systems
	11.00% 7/15/14		50,000	53,750
#	Equinox Holdings 144A
	9.50% 2/1/16		18,000	19,339
	FTI Consulting 6.75% 10/1/20		50,000	53,813
	Geo Group 6.625% 2/15/21		75,000	78,844
	Iron Mountain 7.75% 10/1/19		30,000	32,925
	M/I Homes 8.625% 11/15/18		110,000	110,550
	Marina District Finance
	9.875% 8/15/18		45,000	40,613
	MGM Resorts International
	11.375% 3/1/18		262,000	312,762
	Mobile Mini 6.875% 5/1/15		64,000	64,960
	PHH 9.25% 3/1/16		270,000	275,737
	Pinnacle Entertainment
	8.75% 5/15/20		152,000	166,820
	Royal Caribbean Cruises
	7.00% 6/15/13		26,000	27,300
	RSC Equipment Rental
	10.25% 11/15/19		91,000	102,375
	Ryland Group 8.40% 5/15/17		72,000	79,920
	Standard Pacific
	10.75% 9/15/16		95,000	109,725
#	United Air Lines 144A
	12.00% 11/1/13		115,000	122,475
	Western Union 3.65% 8/22/18		145,000	155,248
	Wynn Las Vegas
	7.75% 8/15/20		25,000	27,594
				2,041,881
Technology – 1.03%
	Amkor Technology
	7.375% 5/1/18		65,000	69,956
	Avaya
	#144A 7.00% 4/1/19		135,000	136,013
	9.75% 11/1/15		125,000	123,750
	PIK 10.125% 11/1/15		45,000	44,775
	Broadcom 2.70% 11/1/18		240,000	244,397
	CDW 12.535% 10/12/17		75,000	81,844
	Cisco Systems 4.45% 1/15/20		630,000	716,209
	First Data
	9.875% 9/24/15		90,000	90,900
	11.25% 3/31/16		135,000	122,850
	GXS Worldwide
	9.75% 6/15/15		221,000	216,028
	Hewlett-Packard
	4.05% 9/15/22		525,000	523,967
	Jabil Circuit 7.75% 7/15/16		38,000	43,510
	National Semiconductor
	6.60% 6/15/17		345,000	426,086
#	Seagate Technology
	International 144A
	10.00% 5/1/14		181,000	205,435
	Symantec 4.20% 9/15/20		165,000	168,614
	Tyco Electronics Group
	3.50% 2/3/22		370,000	361,457
#	Unisys 144A 12.75% 10/15/14		40,000	44,800
	Xerox
	4.50% 5/15/21		345,000	355,578
	6.35% 5/15/18		140,000	162,645
				4,138,814
Telecommunications – 1.55%
	America Movil SAB
	5.00% 3/30/20		100,000	111,700
#	Brasil Telecom 144A
	5.75% 2/10/22		216,000	222,750
	9.75% 9/15/16		593,000	337,808
	CenturyLink 5.80% 3/15/22		195,000	190,774
#	Clearwire Communications
	144A 12.00% 12/1/15		224,000	221,760
	Cricket Communications
	7.75% 10/15/20		200,000	197,250
#	Crown Castle Towers 144A
	4.883% 8/15/20		770,000	793,630
#	Deutsche Telekom
	International Finance
	144A 2.25% 3/6/17		505,000	500,408
#	DIRECTV Holdings 144A
	3.80% 3/15/22		605,000	597,919
	5.15% 3/15/42		105,000	102,674
	Frontier Communications
	6.25% 1/15/13		4,000	4,120
	Intelsat Jackson Holdings
	7.25% 10/15/20		130,000	136,988
	Level 3 Financing
	10.00% 2/1/18		112,000	123,200
	MetroPCS Wireless
	6.625% 11/15/20		55,000	54,794
	NII Capital 10.00% 8/15/16		134,000	152,425
	PAETEC Holding
	8.875% 6/30/17		67,000	73,030

(continues)       53

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Qwest
	6.75% 12/1/21	USD	150,000	$167,813
	8.375% 5/1/16		257,000	308,380
	Sprint Capital 8.75% 3/15/32		72,000	62,100
	Sprint Nextel
	6.00% 12/1/16		60,000	53,850
	8.375% 8/15/17		65,000	63,050
	#144A 9.125% 3/1/17		125,000	124,688
	Telefonica Emisiones
	5.462% 2/16/21		10,000	9,738
	6.421% 6/20/16		280,000	298,776
	Telesat Canada
	11.00% 11/1/15		214,000	229,515
	12.50% 11/1/17		44,000	49,390
	Virgin Media Secured Finance
	6.50% 1/15/18		490,000	534,712
#	Vivendi 144A 6.625% 4/4/18		240,000	269,950
	West 7.875% 1/15/19		45,000	48,150
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		160,000	158,400
	Windstream 8.125% 8/1/13		48,000	51,360
				6,251,102
Transportation – 0.28%
#	Brambles USA 144A
	3.95% 4/1/15		345,000	356,501
	Burlington Northern Santa Fe
	4.40% 3/15/42		375,000	355,958
	5.65% 5/1/17		30,000	34,948
	CSX 4.75% 5/30/42		55,000	53,550
#	ERAC USA Finance 144A
	2.75% 3/15/17		50,000	50,006
	5.25% 10/1/20		260,000	282,365
				1,133,328
Utilities – 1.88%
	AES 8.00% 6/1/20		75,000	86,438
	Ameren Illinois
	9.75% 11/15/18		480,000	651,081
#	American Transmission
	Systems 144A
	5.25% 1/15/22		365,000	412,878
	Baltimore Gas & Electric
	3.50% 11/15/21		335,000	339,286
#	Calpine 144A 7.875% 7/31/20		85,000	92,863
	CenterPoint Energy
	5.95% 2/1/17		210,000	238,666
#	Centrais Eletricas
	Brasileiras 144A
	5.75% 10/27/21		664,000	730,067
#	China Resources Gas Group
	144A 4.50% 4/5/22		200,000	196,947
	CMS Energy
	4.25% 9/30/15		125,000	130,318
	6.25% 2/1/20		550,000	603,546
	ComEd Financing III
	6.35% 3/15/33		160,000	154,372
	Commonwealth Edison
	3.40% 9/1/21		419,000	432,886
	GenOn Energy
	9.875% 10/15/20		60,000	54,900
	Great Plains Energy
	5.292% 6/15/22		450,000	481,080
	Ipalco Enterprises
	5.00% 5/1/18		100,000	100,000
	Jersey Central Power & Light
	5.625% 5/1/16		65,000	73,098
	LG&E & KU Energy
	3.75% 11/15/20		145,000	144,646
	#144A 4.375% 10/1/21		245,000	252,333
•	NextEra Energy Capital
	Holdings 6.35% 10/1/66		195,000	199,093
	NRG Energy 7.875% 5/15/21		85,000	82,025
	PacifiCorp 2.95% 2/1/22		200,000	197,584
	Pennsylvania Electric
	5.20% 4/1/20		190,000	206,235
•	PPL Capital Funding
	6.70% 3/30/67		85,000	85,089
	Public Service Company of
	Oklahoma 5.15% 12/1/19		280,000	314,931
	Puget Energy 6.00% 9/1/21		85,000	90,623
•	Puget Sound Energy
	6.974% 6/1/67		344,000	353,058
	SCANA 4.125% 2/1/22		195,000	195,490
	Southwest Gas 3.875% 4/1/22		255,000	260,659
•	Wisconsin Energy
	6.25% 5/15/67		405,000	417,604
				7,577,796
Total Corporate Bonds
	(cost $78,117,854)			81,083,181

Municipal Bond – 0.06%
	Oregon State of Taxable
	Pension 5.892% 6/1/27		200,000	242,966
Total Municipal Bond
	(cost $200,000)			242,966

Non-Agency Asset-Backed Securities – 0.52%
•	Ally Master Owner Trust
	Series 2011-1 A1
	2.742% 1/15/16		195,000	196,660
•	American Express Credit
	Account Master
	Trust Series 2010-1 B
	0.842% 11/16/15		100,000	100,158
#	Avis Budget Rental Car
	Funding AESOP Series
	2011-2A A 144A
	2.37% 11/20/14		120,000	121,757

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
#	Cabela’s Master Credit Card
	Trust Series 2012-1A A1
	144A 1.63% 2/18/20	USD	165,000	$163,957
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		165,000	196,221
	CenterPoint Energy Transition
	Bond Series 2012-1 A2
	2.161% 10/15/21		105,000	105,414
#	CIT Equipment Collateral
	Series 2010-VT1A A3
	144A 2.41% 5/15/13		36,366	36,491
	Citibank Credit Card Issuance
	Trust Series 2007-A3 A3
	6.15% 6/15/39		80,000	103,329
	CNH Equipment Trust
	Series 2010-A A4
	2.49% 1/15/16		240,000	244,979
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		105,000	125,257
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A
	3.02% 2/15/16	CAD	100,000	102,351
•	Ford Credit Floorplan Master
	Owner Trust Series 2009-2
	A 1.792% 9/15/14	USD	100,000	100,688
#	Golden Credit Card Trust
	Series 2012-2A A1 144A
	1.77% 1/15/19		150,000	149,678
	Harley-Davidson Motorcycle
	Trust Series 2009-4 A3
	1.87% 2/15/14		18,820	18,845
	Mid-State Trust Series 11 A1
	4.864% 7/15/38		78,678	79,207
•	Residential Asset Securities
	Series 2006-KS3 AI3
	0.412% 4/25/36		180,385	164,305
#	Sonic Capital Series 2011-1A
	A2 144A 5.438% 5/20/41		82,875	86,350
Total Non-Agency Asset-Backed
	Securities (cost $2,045,584)			2,095,647

Non-Agency Collateralized Mortgage Obligations – 0.12%
	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		37,889	35,085
	Bank of America
	Alternative Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		97,135	99,748
	Series 2005-6 7A1
	5.50% 7/25/20		10,841	10,353
•	Bank of America Mortgage
	Securities Series 2003-D
	1A2 2.747% 5/25/33		378	296
•	ChaseFlex Trust Series 2006-1
	A4 6.23% 6/25/36		110,000	81,749
•#	GSMPS Mortgage Loan
	Trust 144A
	Series 1998-3 A
	7.75% 9/19/27		34,991	37,147
	Series 1999-3 A
	8.00% 8/19/29		58,666	57,922
•	MASTR ARM Trust
	Series 2005-6 7A1
	5.206% 6/25/35		90,875	91,269
•#	MASTR Specialized
	Loan Trust Series
	2005-2 A2 144A
	5.006% 7/25/35		38,427	38,649
•	Structured ARM
	Loan Trust Series
	2006-5 5A4
	5.231% 6/25/36		29,088	2,303
•	Wells Fargo Mortgage-
	Backed Securities
	Trust Series
	2006-AR5 2A1
	2.638% 4/25/36		36,675	28,989
Total Non-Agency Collateralized Mortgage
	Obligations (cost $478,748)			483,510

ΔRegional Bonds – 1.26%
Australia – 0.83%
	New South Wales Treasury
	6.00% 4/1/19	AUD	943,000	1,066,362
	Queensland Treasury
	6.00% 9/14/17	AUD	402,000	448,782
	6.25% 6/14/19	AUD	1,592,000	1,812,225
				3,327,369
Canada – 0.43%
	Province of Ontario
	3.15% 6/2/22	CAD	701,000	704,254
	Province of Quebec
	4.25% 12/1/21	CAD	953,000	1,045,773
				1,750,027
Total Regional Bonds (cost $5,003,407)				5,077,396

«Senior Secured Loans – 1.85%
	99 Cents Only Stores Tranche B
	7.00% 10/4/18	USD	234,413	238,682
	AIG Tranche 2 7.00% 3/17/16		180,000	180,860
	Attachmate 6.50% 11/21/16		160,875	160,172
	BNY ConvergEx Group
	7.50% 12/16/17		88,053	87,612
	(EZE Castle Software)
	8.75% 11/29/17		36,947	36,763

(continues)       55

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Brock Holdings III
10.00% 2/15/18	USD	65,000	$63,619
Tranche B 6.00% 2/15/17		62,438	62,282
Burlington Coat
Factory Tranche B
6.25% 2/10/17		494,438	498,542
Caesars Entertainment
Operating Tranche B6
5.494% 1/28/18		342,000	309,753
Cengage Learning
Acquisitions
2.25% 7/3/14		85,000	78,561
7.50% 7/7/14		322,462	312,991
Charter Communications
Operating Tranche B
8.50% 3/6/14		5,376	5,386
Chrysler Group
6.00% 4/28/17		347,338	353,456
Clear Channel
Communications Tranche A
3.40% 7/30/14		449,894	416,995
Consolidated Container
5.50% 9/28/14		75,000	71,625
Delta Air Lines Tranche B
5.50% 3/29/17		154,162	154,186
Emdeon Tranche B
6.75% 8/3/18		154,613	157,109
First Data 5.00% 3/24/17		194,313	186,359
Frac Tech International
Tranche B 6.25% 4/19/16		81,950	81,774
GenOn Energy Tranche B
6.00% 6/20/17		123,434	122,457
Houghton International
Tranche B 6.75% 1/11/16		69,000	69,302
Immucor Tranche B
7.25% 7/2/18		214,125	216,869
Lawson Software Tranche B
6.25% 3/16/18		190,000	188,100
Level 3 Financing
Tranche B2
5.75% 4/11/18		110,000	111,238
Tranche B3
5.75% 9/1/18		135,000	136,519
Lord & Taylor 5.75% 12/2/18		80,000	80,675
Multiplan 4.75% 8/26/17		85,375	84,789
Nuveen Investments
5.50% 5/13/17		189,834	190,111
8.25% 3/1/19		270,000	274,274
OSI Restaurant Partners
2.00% 6/14/13		31,856	31,458
2.53% 6/13/14		322,101	317,181
PQ 6.79% 7/30/15		140,000	135,025
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		244,298	239,717
Protection One
5.75% 3/31/19		155,000	154,031
Remy International
Tranche B
6.25% 12/16/16		120,512	121,114
Reynolds Group Holdings
Tranche C 6.50% 7/7/18		423,642	429,681
@ SandRidge Energy
5.00% 2/2/17		125,000	125,000
Sensus USA 2nd Lien
8.50% 4/13/18		165,000	165,000
Texas Competitive
Electric Holdings
3.50% 10/10/14		115,000	70,450
Toys R US Tranche B
6.00% 9/1/16		183,832	184,459
Univision Communications
4.25% 3/29/17		447,656	415,884
Visant 5.25% 12/31/16		127,556	124,777
Total Senior Secured Loans
(cost $7,312,739)			7,444,838

ΔSovereign Bonds – 3.44%
Australia – 0.03%
Australia Government
5.75% 5/15/21	AUD	93,000	109,241
			109,241
Brazil – 0.14%
Federal Republic of Brazil
5.625% 1/7/41	USD	231,000	267,383
8.875% 10/14/19		200,000	283,700
			551,083
Canada – 0.14%
Canadian Government
3.75% 6/1/19	CAD	203,000	229,007
4.00% 6/1/17	CAD	291,000	325,933
			554,940
Chile – 0.14%
Chile Government
International
5.50% 8/5/20	CLP	256,000,000	550,196
			550,196
Colombia – 0.07%
Colombia Government
International
6.125% 1/18/41	USD	228,000	280,440
			280,440
Finland – 0.06%
Finland Government
4.00% 7/4/25	EUR	156,000	238,285
			238,285

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Germany – 0.16%
Deutschland Republic
2.00% 1/4/22	EUR	254,000	$344,831
2.50% 1/4/21	EUR	94,404	134,856
3.50% 7/4/19	EUR	99,000	151,793
			631,480
Indonesia – 0.13%
Indonesia Government
International
7.25% 4/20/15	USD	11,000	12,581
Indonesia
Treasury Bond
11.00% 11/15/20	IDR	1,824,000,000	267,252
# Republic of
Indonesia 144A
5.25% 1/17/42	USD	235,000	247,631
			527,464
Malaysia – 0.02%
Malaysia Government
4.262% 9/15/16	MYR	281,000	95,269
			95,269
Mexico – 0.19%
Mexican Bonos
6.50% 6/10/21	MXN	1,195,500	95,777
8.50% 5/31/29	MXN	4,159,300	373,076
8.50% 11/18/38	MXN	1,406,300	123,186
Mexico Government
International
4.75% 3/8/44	USD	180,000	176,850
			768,889
Norway – 0.78%
Norwegian Government
3.75% 5/25/21	NOK	1,091,000	212,092
4.25% 5/19/17	NOK	1,193,000	232,864
4.50% 5/22/19	NOK	6,318,000	1,271,001
5.00% 5/15/15	NOK	7,438,000	1,437,899
			3,153,856
Panama – 0.11%
Republic of Panama
6.70% 1/26/36	USD	60,000	79,200
7.125% 1/29/26		100,000	134,000
7.25% 3/15/15		57,000	66,149
8.875% 9/30/27		116,000	178,350
			457,699
Peru – 0.14%
Republic of Peru
5.625% 11/18/50		80,000	90,000
7.125% 3/30/19		386,000	494,080
			584,080
Philippines – 0.13%
Republic of Philippines
5.00% 1/13/37		200,000	209,500
6.50% 1/20/20		100,000	121,375
9.50% 10/21/24		132,000	197,670
			528,545
Poland – 0.14%
Poland Government
5.25% 10/25/17	PLN	550,000	179,164
5.25% 10/25/20	PLN	502,000	159,696
Poland Government
International
5.00% 3/23/22	USD	214,000	226,630
			565,490
Republic of Korea – 0.05%
Korea Treasury
Inflation Linked
2.75% 6/10/20	KRW	180,192,527	183,107
			183,107
Russia – 0.23%
Russian-Eurobond
#144A 3.25% 4/4/17	USD	200,000	201,841
7.50% 3/31/30		334,426	401,729
#144A 7.50% 3/31/30		254,675	305,928
			909,498
South Africa – 0.37%
# Eskom Holdings 144A
5.75% 1/26/21		258,000	272,190
South Africa Government
7.25% 1/15/20	ZAR	2,089,000	264,250
8.00% 12/21/18	ZAR	7,051,000	935,166
			1,471,606
Sweden – 0.15%
Sweden Government
3.00% 7/12/16	SEK	3,050,000	489,707
5.00% 12/1/20	SEK	615,000	115,869
			605,576
Turkey – 0.05%
Turkey Government
International
5.625% 3/30/21	USD	200,000	209,700
			209,700
United Kingdom – 0.15%
United Kingdom Gilt
4.25% 12/7/27	GBP	119,000	224,322
4.50% 3/7/19	GBP	91,000	174,282
4.75% 3/7/20	GBP	100,000	195,345
			593,949

(continues)       57

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Uruguay – 0.06%
Republic of Uruguay
8.00% 11/18/22	USD	177,750	$245,739
			245,739
Total Sovereign Bonds
(cost $13,357,421)			13,816,132

Supranational Banks – 0.12%
International Bank for
Reconstruction &
Development
3.25% 12/15/17	SEK	450,000	71,533
3.375% 4/30/15	NOK	1,500,000	272,050
3.625% 6/22/20	NOK	790,000	141,396
Total Supranational Banks
(cost $466,209)			484,979

U.S. Treasury Obligations – 4.47%
U.S. Treasury Bonds
3.125% 11/15/41	USD	4,970,000	4,768,094
3.125% 2/15/42		75,000	71,906
3.75% 8/15/41		5,000	5,406
U.S. Treasury Notes
1.00% 3/31/17		6,550,000	6,535,675
∞2.00% 2/15/22		6,725,000	6,596,808
Total U.S. Treasury Obligations
(cost $18,226,367)			17,977,889

	Number of
	Shares
Preferred Stock – 0.22%
Alabama Power 5.625%		4,955	127,096
• PNC Financial Services
Group 8.25%		115,000	118,430
• U.S. Bancorp 6.50%		600	474,001
Volkswagen		945	166,170
Total Preferred Stock
(cost $806,545)			885,697

	Principal
	Amount°
Short-Term Investments – 8.61%
≠Discount Notes – 2.77%
Federal Home Loan Bank
0.04% 4/27/12	USD	5,305,652	5,305,615
0.65% 4/25/12		5,850,506	5,850,470
			11,156,085
Repurchase Agreements – 4.43%
Bank of America 0.03%,
dated 3/30/12, to be
repurchased on 4/2/12,
repurchase price
$5,305,666 (collateralized
by U.S. government
obligations
0.125%-4.125%
12/31/13-5/15/15;
market value $5,411,765)		5,305,652	5,305,652
BNP Paribas 0.04%,
dated 3/30/12, to
be repurchased on
4/2/12, repurchase
price $12,498,910
(collateralized by U.S.
government obligations
1.375%-7.50%
6/15/12-2/15/37; market
value $12,748,846)		12,498,869	12,498,869
			17,804,521
≠U.S. Treasury Obligation – 1.41%
U.S. Treasury Bill
0.008% 4/19/12		5,688,984	5,688,881
			5,688,881
Total Short-Term Investments
(cost $34,649,042)			34,649,487

Total Value of Securities – 104.06%
(cost $369,442,934)			418,636,215

	Number of
	Contracts
Option Written – (0.01%)
Put Option – (0.01%)
U.S. Bond Future,
strike price $139.00,
expires 4/21/12 (JPMC)		(26)	(52,813)
Total Option Written
(premium received $(35,723))			(52,813)

Liabilities Net of Receivables and
Other Assets – (4.05%)			(16,294,769)«
Net Assets Applicable to 35,408,233
Shares Outstanding – 100.00%			$402,288,633

Net Asset Value – Delaware Foundation®
Moderate Allocation Fund Class A
($222,279,414 / 19,563,349 Shares)	$11.36
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class B
($2,640,057 / 232,364 Shares)	$11.36
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class C
($17,124,445 / 1,502,816 Shares)	$11.39
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class R
($21,635,514 / 1,908,168 Shares)	$11.34
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Institutional Class
($138,609,203 / 12,201,536 Shares)	$11.36

Components of Net Assets at March 31, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$362,898,999
Accumulated net investment loss	(581,942)
Accumulated net realized loss	(9,161,240)
Net unrealized appreciation of investments
and derivatives	49,132,816
Total net assets	$402,288,633

†	Non income producing security.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $3,614,894, which represented 0.90% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2012, the aggregate value of the restricted securities was $0 or 0.00% of the Fund’s net assets.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $610,268, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $24,331,031, which represented 6.05% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of March 31, 2012. Interest rates reset periodically.
w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.

¥	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $874,325 with a cost of $852,888.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Moderate Allocation Fund
Net asset value Class A (A)	$11.36
Sales charge (5.75% of offering price) (B)	0.69
Offering price	$12.05

(continues)      59

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:[1]

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	199,476	USD	(208,823)	5/2/12	$(2,988)
BAML	BRL	1,405,070	USD	(762,589)	5/2/12	1,316
BAML	CLP	(40,492,000)	USD	82,940	5/2/12	(105)
BAML	EUR	(2,106,340)	USD	2,779,415	5/2/12	(30,129)
BAML	HUF	(436,154,300)	USD	1,960,000	5/2/12	(6,506)
BAML	JPY	5,992,027	USD	(72,119)	5/2/12	283
BAML	MXN	20,495,459	USD	(1,610,151)	5/2/12	(13,252)
BAML	NOK	(1,541,117)	USD	267,313	5/2/12	(2,998)
BAML	NZD	(72,415)	USD	58,737	5/2/12	(419)
BAML	RUB	29,165,110	USD	(990,881)	5/2/12	(1,256)
BAML	ZAR	(7,600,840)	USD	988,695	5/2/12	2,580
BCLY	EUR	(223,009)	USD	295,370	5/2/12	(2,090)
BCLY	JPY	13,699,746	USD	(163,425)	5/2/12	2,112
CITI	BRL	1,410,400	USD	(767,147)	5/2/12	(344)
CITI	EUR	(554,276)	USD	731,386	5/2/12	(7,936)
CITI	JPY	13,717,452	USD	(163,621)	5/2/12	2,130
GSC	BRL	1,718,176	USD	(932,019)	5/2/12	2,116
GSC	GBP	180,120	USD	(285,076)	5/2/12	2,955
GSC	NOK	(387,520)	USD	66,952	5/2/12	(1,018)
GSC	RUB	14,567,700	USD	(494,407)	5/2/12	(98)
HSBC	AUD	(896,899)	USD	933,582	5/2/12	8,091
HSBC	EUR	(56,625)	USD	74,729	5/2/12	(800)
HSBC	NOK	(3,534,416)	USD	613,923	5/2/12	(6,012)
HSBC	PLN	(1,368,432)	USD	430,000	5/2/12	(8,557)
JPMC	BRL	869,750	USD	(472,433)	5/2/12	430
JPMC	EUR	(230,598)	USD	304,159	5/2/12	(3,425)
JPMC	NOK	(3,513,819)	USD	608,717	5/2/12	(7,605)
MNB	AUD	(2,901)	USD	2,991	4/3/12	(13)
MNB	CHF	(9,991)	USD	10,993	4/3/12	(77)
MNB	EUR	(14,721)	USD	19,618	4/2/12	(13)
MNB	EUR	61,937	USD	(82,315)	4/3/12	290
MNB	GBP	(4,630)	USD	7,345	4/3/12	(60)
MNB	HKD	494,276	USD	(63,671)	4/3/12	(20)
MNB	JPY	(1,226,098)	USD	14,871	4/3/12	60
MNB	MYR	(1,525)	USD	497	4/2/12	(1)
MSC	AUD	(308,138)	USD	320,081	5/2/12	2,120
MSC	EUR	(1,003,368)	USD	1,323,560	5/2/12	(14,785)
MSC	GBP	(150,266)	USD	237,838	5/2/12	(2,452)
MSC	JPY	(4,754,070)	USD	54,757	5/2/12	(2,687)
MSC	NOK	(3,709,187)	USD	642,477	5/2/12	(8,112)
MSC	RUB	14,693,100	USD	(498,833)	5/2/12	(268)
						$(99,543)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
13 Euro-Bund	$2,364,383	$2,401,064	6/12/12	$36,681
2 Long Gilt	361,870	366,306	6/30/12	4,436
(49) U.S. Treasury
10 yr Notes	(6,373,916)	(6,344,735)	6/29/12	29,181
2 U.S. Treasury
Long Bond	277,506	275,563	6/21/12	(1,943)
	$(3,370,157)			$68,355

Swap Contracts
CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
	ITRAXX Europe
	Subordinate
	Financials 17.1
BAML	5 yr CDS	EUR	1,615,000	5.00%	6/20/17	$40,210
	Kingdom of Spain
BAML	5 yr CDS	USD	380,000	1.00%	12/20/15	9,143
	ITRAXX Europe
	Subordinate
	Financials 17.1
BCLY	5 yr CDS	EUR	2,220,000	5.00%	6/20/17	54,560
	Kingdom of Spain
BCLY	5 yr CDS	USD	375,000	1.00%	3/20/15	26,230
BCLY	5 yr CDS		190,000	1.00%	3/21/16	5,540
	Republic of France
BCLY	5 yr CDS		530,000	0.25%	9/20/16	(8,643)
	Republic of France
GSC	5 yr CDS		227,000	0.25%	9/20/16	(3,301)
	ITRAXX Europe
	Crossover 16.1
JPMC	5 yr CDS	EUR	815,000	5.00%	12/20/16	(69,833)
	Kingdom of Spain
JPMC	5 yr CDS	USD	330,000	1.00%	3/20/17	8,137
	MeadWestvaco
JPMC	5 yr CDS		185,000	1.00%	12/20/16	(7,300)
	Republic of France
JPMC	5 yr CDS		378,000	0.25%	9/20/16	(6,073)
	ITRAXX Europe
	Crossover 16.1
MSC	5 yr CDS	EUR	1,210,000	5.00%	12/20/16	(42,196)
	Japan
MSC	5 yr CDS	USD	350,000	1.00%	9/20/16	(4,168)
MSC	5 yr CDS		594,000	1.00%	3/20/17	(12,343)
	Kingdom of Belgium
MSC	5 yr CDS		750,000	1.00%	12/20/16	(29,132)
MSC	5 yr CDS		233,000	1.00%	3/20/17	(10,735)

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
MSC	Kingdom of Spain
MSC	5 yr CDS	USD	507,000	1.00%	6/20/16	$28,202
MSC	5 yr CDS		500,000	1.00%	9/20/16	5,039
MSC	5 yr CDS		500,000	1.00%	3/20/17	6,517
MSC	Republic of France
	5 yr CDS		485,000	0.25%	12/20/16	(8,773)
MSC	Republic of Italy
MSC	5 yr CDS		400,000	1.00%	9/20/16	6,061
MSC	5 yr CDS		233,000	1.00%	3/20/17	(11,937)
						$(24,795)

	Protection Sold/
	Moody’s Rating:
JPMC	Georgia Pacific
	5 yr CDS / Baa	USD	185,000	1.00%	12/20/16	$6,190
JPMC	Tyson Foods
	CDS / Ba		195,000	1.00%	3/20/16	6,343
						$12,533
Total						$(12,262)

The use of foreign currency exchange contracts, futures contracts, option written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CHF — Swiss Franc
CLP — Chilean Peso
CITI — Citigroup Global Markets
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reforming Mortgage Securities
HKD — Hong Kong Dollar
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NOK — Norwegian Kroner
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)      61

Statements of net assets

Delaware Foundation® Conservative Allocation Fund
March 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 37.78%
U.S. Markets – 20.36%
Consumer Discretionary – 2.19%
†	AFC Enterprises	2,355	$39,941
†	Apollo Group Class A	6,000	231,840
†	Bally Technologies	395	18,466
†	Buffalo Wild Wings	330	29,928
	CEC Entertainment	720	27,295
†	Cheesecake Factory	730	21,455
	Cinemark Holdings	1,170	25,682
	Comcast Class A	9,500	285,095
	Comcast Special Class	4,500	132,795
	Cooper Tire & Rubber	1,275	19,406
	DSW Class A	1,130	61,890
	Ford Motor	7,180	89,678
†	G-III Apparel Group	705	20,036
†	Iconix Brand Group	1,985	34,499
†	Jack in the Box	1,265	30,322
	Jarden	1,930	77,644
	Jones Group	850	10,676
†	Jos. A Bank Clothiers	728	36,673
†	Knology	1,615	29,393
	Lowe’s	9,200	288,696
	Macy’s	1,870	74,295
†	Madden (Steven)	1,195	51,086
	McDonald’s	1,090	106,929
	National CineMedia	1,570	24,021
	NIKE Class B	2,475	268,389
	Nordstrom	1,430	79,680
†	OpenTable	340	13,760
†	Perry Ellis International	1,530	28,565
†	priceline.com	590	423,324
	Regal Entertainment Group Class A	1,220	16,592
†	Shuffle Master	2,780	48,928
	Staples	13,150	212,767
	Starbucks	1,040	58,126
	Target	1,090	63,514
†	Tenneco	920	34,178
	Viacom Class B	1,880	89,225
			3,104,789
Consumer Staples – 1.94%
	Archer-Daniels-Midland	13,850	438,490
	Avon Products	15,700	303,952
	Casey’s General Stores	825	45,755
	Coca-Cola	820	60,688
	CVS Caremark	8,580	384,383
†	Fresh Market	555	26,612
	General Mills	1,670	65,882
	J&J Snack Foods	630	33,050
	Kimberly-Clark	4,750	350,977
	Kraft Foods	7,273	276,447
	PepsiCo	1,780	118,103
†	Prestige Brands Holdings	1,315	22,986
	Procter & Gamble	2,340	157,271
	Safeway	13,200	266,772
†	Susser Holdings	1,555	39,917
	Walgreen	4,700	157,403
			2,748,688
Energy – 1.99%
	Baker Hughes	490	20,551
	Berry Petroleum Class A	715	33,698
	Bristow Group	735	35,082
†	Carrizo Oil & Gas	1,175	33,206
	Chevron	3,660	392,497
	ConocoPhillips	3,800	288,837
	El Paso	7,050	208,328
	EOG Resources	4,150	461,064
	Exxon Mobil	2,300	199,479
	Hess	950	56,003
†	Key Energy Services	1,315	20,317
	Kinder Morgan	3,500	135,275
	Lufkin Industries	380	30,647
	Marathon Oil	8,400	266,280
	National Oilwell Varco	260	20,662
†	Newfield Exploration	1,210	41,963
	Occidental Petroleum	490	46,663
†	Pioneer Drilling	3,440	30,272
†	RigNet	1,365	23,928
†	Rosetta Resources	555	27,062
	Schlumberger	1,590	111,189
†	Swift Energy	745	21,627
	Williams	9,000	277,290
†	WPX Energy	2,766	49,816
			2,831,736
Financials – 2.63%
	AFLAC	1,390	63,926
	Allstate	8,600	283,112
	American Equity Investment Life Holding	2,945	37,608
	Ameriprise Financial	980	55,987
	Bank of New York Mellon	12,000	289,560
†	BBCN Bancorp	1,880	20,924
	BlackRock	380	77,862
	Capital One Financial	1,160	64,658
	Cardinal Financial	2,160	24,408
	City Holding	610	21,179
	CME Group	960	277,757
	DCT Industrial Trust	5,080	29,972
	Dime Community Bancshares	1,860	27,175
	DuPont Fabros Technology	1,250	30,563
	EastGroup Properties	735	36,912
	Entertainment Properties Trust	745	34,553
	Flushing Financial	2,085	28,064
	Home Bancshares	955	25,413
	Home Properties	635	38,741

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Host Hotels & Resorts	3,820	$62,724
@	Independent Bank	935	26,863
†	IntercontinentalExchange	2,870	394,395
	JPMorgan Chase	3,420	157,252
	LaSalle Hotel Properties	1,390	39,115
	Marsh & McLennan	8,900	291,831
	Park National	475	32,856
†	Piper Jaffray	915	24,357
	Primerica	1,235	31,134
	ProAssurance	340	29,957
	Progressive	14,000	324,520
	Prosperity Bancshares	695	31,831
	Prudential Financial	1,190	75,434
	Sovran Self Storage	825	41,110
	State Street	1,350	61,425
	Susquehanna Bancshares	3,380	33,394
	Tanger Factory Outlet Centers	1,020	30,325
†	Texas Capital Bancshares	600	20,772
	Travelers	5,880	348,096
	Trustmark	955	23,856
	Webster Financial	1,525	34,572
	Wells Fargo	4,270	145,778
			3,729,971
Healthcare – 2.63%
	Abbott Laboratories	1,570	96,225
†	Acorda Therapeutics	985	26,152
†	Air Methods	435	37,954
†	Align Technology	1,625	44,769
	Allergan	4,375	417,506
	AmerisourceBergen	1,090	43,251
	Baxter International	4,700	280,966
	Cardinal Health	6,700	288,837
†	Catalyst Health Solutions	535	34,096
†	Celgene	950	73,644
	Conmed	950	28,377
†	CryoLife	2,575	13,570
†	Express Scripts	1,650	89,397
†	Gilead Sciences	1,560	76,206
†	Greenway Medical Technologies	1,115	17,037
†	Haemonetics	480	33,446
†	Incyte	1,780	34,354
	Johnson & Johnson	4,550	300,118
	Merck	10,920	419,328
†	Merit Medical Systems	2,306	28,641
†	ONYX Pharmaceuticals	1,120	42,202
	Perrigo	1,650	170,462
	Pfizer	19,938	451,795
	Quality Systems	740	32,360
	Quest Diagnostics	4,700	287,405
†	Quidel	1,845	33,893
†	Salix Pharmaceuticals	540	28,350
†	Spectrum Pharmaceuticals	2,180	27,533
	Thermo Fisher Scientific	1,360	76,677
	UnitedHealth Group	2,150	126,721
†	Vertex Pharmaceuticals	910	37,319
	West Pharmaceutical Services	725	30,834
			3,729,425
Industrials – 2.03%
	AAON	1,440	29,074
	Acuity Brands	585	36,756
	Applied Industrial Technologies	1,095	45,037
	Barnes Group	1,335	35,124
	Caterpillar	2,525	268,963
†	Chart Industries	530	38,865
†	Columbus McKinnon	1,525	24,842
†	CRA International	630	15,889
	Cummins	350	42,014
	Deere	980	79,282
	Ducommun	455	5,415
	ESCO Technologies	710	26,107
†	Esterline Technologies	705	50,379
	Expeditors International of Washington	4,300	199,993
	FedEx	480	44,141
	Fluor	750	45,030
†	FTI Consulting	615	23,075
	General Electric	4,430	88,910
	Granite Construction	705	20,262
	Honeywell International	1,380	84,249
†	Hub Group Class A	1,220	43,957
	Hunt (J.B.) Transport Services	720	39,146
†	Kadant	1,130	26,917
†	KEYW Holding	1,585	12,284
†	Kforce	2,425	36,133
	Lockheed Martin	550	49,423
	Manpower	640	30,317
	McGrath RentCorp	595	19,105
†	MYR Group	1,450	25,897
	Northrop Grumman	4,500	274,860
	Raytheon	5,400	285,012
	Republic Services	940	28,726
	Rockwell Collins	380	21,873
	Roper Industries	270	26,773
†	RPX	615	10,430
†	Tetra Tech	1,035	27,283
†	Titan Machinery	1,170	32,994
	Towers Watson Class A	850	56,160
	Triumph Group	985	61,720
†	Tutor Perini	955	14,879
	Union Pacific	580	62,338
	United Stationers	1,190	36,926
	United Technologies	1,370	113,628

(continues)      63

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	URS	820	$34,866
	US Ecology	1,340	29,132
	Waste Management	7,800	272,688
			2,876,874
Information Technology – 5.27%
†	Adobe Systems	9,400	322,514
	Adtran	1,095	34,153
†	Amkor Technology	3,500	21,508
†	Anixter International	560	40,617
†	Apple	1,940	1,162,971
†	Applied Micro Circuits	3,830	26,580
†	Cirrus Logic	1,010	24,038
	Cisco Systems	15,240	322,326
†	Citrix Systems	350	27,619
†	Cognizant Technology Solutions Class A	1,040	80,028
†	comScore	1,015	21,711
†	Demandware	80	2,384
†	eBay	1,120	41,317
†	EMC	3,770	112,648
†	EPAM Systems	810	16,621
†	ExlService Holdings	620	17,013
†	FARO Technologies	695	40,539
†	Google Class A	885	567,496
	Intel	13,730	385,950
	International Business Machines	240	50,076
	Intuit	5,900	354,767
†	IXYS	1,890	24,948
	j2 Global	1,220	34,990
†	Liquidity Services	675	30,240
†	LogMeln	865	30,474
	MasterCard Class A	1,100	462,593
	Microsoft	5,930	191,243
	Motorola Solutions	5,514	280,277
†	NETGEAR	615	23,493
†	Nuance Communications	1,290	32,998
	Plantronics	840	33,818
†	Polycom	7,400	141,118
†	Progress Software	1,272	30,045
	QUALCOMM	9,430	641,428
†	QuinStreet	1,775	18,620
†	Rofin-Sinar Technologies	720	18,986
†	Semtech	915	26,041
†	SolarWinds	720	27,828
†	SS&C Technologies Holdings	1,820	42,461
†	Symantec	2,700	50,490
†	Synaptics	540	19,715
	Syntel	365	20,440
†	TeleTech Holdings	1,720	27,692
†	Teradata	3,600	245,340
†	ValueClick	1,660	32,768
	VeriSign	8,400	322,056
†	ViaSat	565	27,239
	Visa Class A	4,100	483,799
†	Vocus	1,540	20,405
	Xerox	33,200	268,256
†	Yahoo	12,900	196,338
			7,479,015
Materials – 0.55%
	Allegheny Technologies	630	25,937
	Boise	3,335	27,380
†	Castle (A.M.)	2,565	32,447
	Celanese Class A	1,280	59,110
	Cliffs Natural Resources	610	42,249
†	Coeur d’Alene Mines	1,050	24,927
	duPont (E.I.) deNemours	6,720	355,487
	Eastman Chemical	950	49,106
†	Ferro	3,770	22,394
	Innophos Holdings	530	26,564
	Koppers Holdings	520	20,051
†	Owens-Illinois	1,440	33,610
	Silgan Holdings	810	35,802
†	TPC Group	510	22,547
			777,611
Telecommunication Services – 0.81%
	AT&T	13,630	425,665
	Atlantic Tele-Network	480	17,453
†	Crown Castle International	8,050	429,392
	NTELOS Holdings	892	18,464
	Verizon Communications	7,000	267,610
			1,158,584
Utilities – 0.32%
	AGL Resources	940	36,867
	Cleco	855	33,901
	Edison International	6,400	272,064
	MDU Resources Group	1,540	34,481
	NorthWestern	640	22,694
	OGE Energy	730	39,055
	UIL Holdings	635	22,073
			461,135
Total U.S. Markets
	(cost $21,696,287)		28,897,828

§Developed Markets – 11.88%
Consumer Discretionary – 1.78%
	Adidas	555	43,330
	Bayerische Motoren Werke	2,466	221,762
	Cie Financiere Richemont Class A	880	55,177
	Crown	4,020	36,183

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Discretionary (continued)
Don Quijote	5,800	$210,533
Eutelsat Communications	990	36,599
Hennes & Mauritz Class B	1,100	39,804
Inditex	630	60,343
LVMH Moet Hennessy Louis Vuitton	270	46,397
McDonald’s Holdings Japan	1,100	29,179
Next	880	41,986
Pirelli & C	2,870	34,142
PPR	677	116,472
Publicis Groupe	4,356	240,131
Reed Elsevier	4,000	35,508
Shimamura	300	33,557
Shimano	600	36,130
Sky City Entertainment Group	9,650	31,130
Sumitomo Rubber Industries	10,657	141,475
Suzuki Motor	1,700	40,598
Swatch Group Bearer Shares	100	46,029
Techtronic Industries	138,000	186,592
Toyota Motor	10,599	457,068
Yamada Denki	470	29,352
Yamaha	3,200	33,165
Yue Yuen Industrial Holdings	69,000	242,126
		2,524,768
Consumer Staples – 1.68%
Anheuser-Busch InBev	960	70,135
Aryzta	6,701	331,079
Asahi Group Holdings	1,900	42,069
British American Tobacco	2,415	121,693
Carlsberg Class B	2,634	217,647
Coca-Cola Amatil	16,273	210,179
Danone	570	39,757
Diageo	2,650	63,684
Golden Agri-Resources	56,000	34,975
Greggs	18,088	150,585
Imperial Tobacco Group	1,100	44,601
Japan Tobacco	11	61,919
Kao	1,900	49,850
Kerry Group Class A	870	40,262
Koninklijke Ahold	3,190	44,203
L’Oreal	420	51,807
Nestle	2,830	178,070
Reckitt Benckiser Group	960	54,248
SABMiller	890	35,723
Seven & I Holdings	1,100	32,661
Tesco	54,235	286,262
Unilever	2,110	69,657
Unilever CVA	1,800	61,251
Wesfarmers	860	26,740
Woolworths	2,400	64,581
		2,383,638
Energy – 0.69%
Aker Solutions	2,170	36,719
AMEC	2,130	37,748
BG Group	3,980	92,177
† EDP Renovaveis	6,200	30,809
Inpex	5	33,762
† Lundin Petroleum	1,440	30,864
Neste Oil	2,680	33,008
Noble	1,510	56,580
Petrofac	1,370	38,128
Santos	2,830	41,740
Subsea 7	9,304	246,407
Total	4,930	251,424
Woodside Petroleum	1,310	47,231
		976,597
Financials – 1.09%
AIA Group	15,600	57,152
Alterra Capital Holdings	1,400	32,172
Assicurazioni Generali	3,260	50,607
AXA	13,095	217,079
Banca Carige	14,800	19,422
City Developments	4,000	36,121
Daito Trust Construction	400	35,900
Erste Group Bank	1,290	29,746
Hong Kong Exchanges & Clearing	2,300	38,651
† Lloyds Banking Group	100,000	53,750
London Stock Exchange Group	1,950	32,250
Man Group	12,000	25,873
Mitsubishi UFJ Financial Group	49,781	247,747
Nordea Bank	23,375	212,519
Seven Bank	15,900	34,571
Sony Financial Holdings	1,900	33,738
Standard Chartered	12,708	317,083
Swire Properties	1,750	4,349
† UBS	5,430	76,093
		1,554,823
Healthcare – 1.38%
† Alkermes	2,480	46,004
Cie Generale d’Optique Essilor International	340	30,303
Coloplast Class B	200	34,629
Dainippon Sumitomo Pharma	3,400	36,019
Fresenius	335	34,352
Getinge Class B	1,280	36,450
GlaxoSmithKline	4,770	106,544
† ICON ADR	1,220	25,888
Meda Class A	11,176	106,593
Miraca Holdings	900	35,115
Novartis	4,096	226,693
Novo Nordisk ADR	2,075	287,823
Novo Nordisk Class B	510	70,616
Roche Holding	945	164,462

(continues)      65

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Healthcare (continued)
Sanofi	3,056	$237,324
Santen Pharmaceutical	800	34,161
Shire	1,550	50,079
Teva Pharmaceutical Industries ADR	8,842	398,421
		1,961,476
Industrials – 2.04%
ABB	3,540	72,627
Aeroports de Paris	410	33,650
Aggreko	1,020	36,707
Alfa Laval	1,500	30,857
Alstom	5,334	208,147
Central Japan Railway	5	41,191
Cie de Saint-Gobain	3,342	149,245
Copa Holdings Class A	2,301	182,239
Deutsche Post	14,265	274,619
DSV	1,400	31,743
East Japan Railway	4,125	259,603
Elbit Systems	920	35,703
European Aeronautic Defence & Space	1,340	54,873
FANUC	200	35,465
Ferrovial	2,930	33,676
Fraport	570	35,690
Fraser and Neave	6,000	31,983
G4S	8,500	37,047
Hoya	1,900	42,666
IHI	14,000	35,345
Invensys	10,000	31,829
ITOCHU	22,537	245,828
Koninklijke Philips Electronics	2,612	52,949
Kurita Water Industries	1,100	26,947
Mitsubishi Electric	6,000	53,053
QR National	8,600	33,225
Rolls-Royce Holdings	2,870	37,274
Sandvik	3,400	49,079
Schneider Electric	545	35,608
Siemens	770	77,624
Societe BIC	335	33,615
Swire Pacific Class A	3,500	39,234
Teleperformance	9,902	282,934
Vallourec	2,212	140,127
Volvo Class B	3,950	57,555
Yamato Holdings	2,500	38,624
		2,898,581
Information Technology – 0.84%
Accenture Class A	1,130	72,885
ASM Pacific Technology	2,650	38,663
ASML Holding	1,230	61,482
Avago Technologies	1,110	43,257
Canon	1,700	80,292
† CGI Group Class A	20,423	455,118
Computershare	3,800	35,423
† Foxconn International Holdings	45,000	32,045
† InterXion Holding	1,390	24,951
Nokia	37,688	205,172
SAP	1,120	78,210
Tokyo Electron	600	34,318
Trend Micro	1,100	33,790
		1,195,606
Materials – 1.72%
Agrium	770	66,505
Air Liquide	450	59,990
Anglo American	1,500	56,069
Anglo American ADR	2,900	54,142
† AuRico Gold	24,755	220,612
BASF	1,230	107,593
BHP Billiton	3,210	97,936
BHP Billiton Limited	4,435	158,983
Israel Chemicals	4,811	54,753
Johnson Matthey	880	33,203
Kansai Paint	3,000	30,259
Kazakhmys	2,370	34,420
Lafarge	1,908	91,059
Lanxess	345	28,518
Newcrest Mining	1,700	52,260
Nitto Denko	900	36,257
Rexam	48,381	331,276
Rio Tinto	4,441	244,775
Rio Tinto Limited	420	28,450
Sika Bearer Shares	13	28,140
Syngenta	160	55,318
Syngenta ADR	3,625	249,508
Wacker Chemie	280	24,687
Yamana Gold	17,065	266,183
Yara International	620	29,574
		2,440,470
Telecommunication Services – 0.34%
China Mobile ADR	2,600	143,208
KDDI	6	38,848
Tele2 Class B	1,660	33,873
Vodafone Group	70,963	195,450
Vodafone Group ADR	2,450	67,792
		479,171
Utilities – 0.32%
Centrica	7,600	38,461
Enagas	1,640	31,561
National Grid	30,344	306,004
Shikoku Electric Power	1,100	31,000
SSE	2,030	43,151
		450,177
Total Developed Markets
(cost $15,084,908)		16,865,307

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets – 5.54%
Consumer Discretionary – 0.41%
†	Ctrip.com International ADR	4,600	$99,544
	Focus Media Holding ADR	2,200	55,264
	Grupo Televisa ADR	7,325	154,411
	Hyundai Home Shopping Network	888	105,126
	Hyundai Motor	275	56,608
	LG Electronics	814	59,545
	Mahindra & Mahindra	4,269	58,790
			589,288
Consumer Staples – 0.55%
	Brazil Foods ADR	3,700	74,037
	China Mengniu Dairy	14,000	41,014
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,500	71,430
	Fomento Economico Mexicano ADR	1,100	90,497
	Hypermarcas	11,600	81,902
@	Lotte Chilsung Beverage	72	77,350
@	Lotte Confectionery	51	74,750
	Tingyi Cayman Islands Holding	23,908	69,117
	Tsingtao Brewery	10,004	54,042
@	United Spirits	6,171	73,556
	Wal-Mart de Mexico Series V	21,763	73,028
			780,723
Energy – 1.25%
	Banpu NVDR	5,117	100,913
	CNOOC	110,000	226,074
	CNOOC ADR	400	81,716
	Gazprom ADR	11,960	147,945
	LUKOIL ADR	1,800	109,440
	PetroChina ADR	475	66,752
	Petroleo Brasileiro SA ADR	12,019	319,224
	Petroleo Brasileiro SP ADR	7,604	194,358
	Polski Koncern Naftowy Orlen	3,392	40,752
	PTT	8,172	93,834
#	Reliance Industries 144A GDR	5,970	174,026
	Rosneft Oil GDR	10,100	71,508
	Sasol ADR	1,600	77,824
	YPF ADR	2,300	65,343
			1,769,709
Financials – 0.78%
	Banco Santander Brasil ADR	8,200	75,194
	Bangkok Bank	11,668	70,016
	China Construction Bank	99,080	76,553
=#@†	Etalon Group GDR 144A	3,700	25,345
	ICICI Bank ADR	1,600	55,792
	Industrial & Commercial Bank of China	174,459	112,553
	Itau Unibanco Holding ADR	5,200	99,788
@	KB Financial Group ADR	3,727	136,781
	Samsung Life Insurance	770	67,347
=@	Sberbank	44,716	144,620
	Standard Bank Group	7,495	108,809
@†	UEM Land Holdings	109,352	80,003
	VTB Bank GDR	11,000	49,610
			1,102,411
Industrials – 0.26%
	All America Latina Logistica	10,630	53,044
	Gol Linhas Aereas Inteligentes ADR	7,200	48,456
@	KCC	396	114,052
	Santos Brasil Participacoes	3,600	62,943
	United Tractors	24,736	89,270
			367,765
Information Technology – 0.92%
†	Baidu ADR	600	87,462
	Hon Hai Precision Industry	53,327	206,932
	HTC	3,152	63,773
	LG Display ADR	4,600	54,142
	MediaTek	6,000	57,444
	Samsung Electronics	270	304,135
†	Sina	1,000	65,000
†	Sohu.com	3,906	215,494
	Taiwan Semiconductor Manufacturing	22,034	63,398
	Taiwan Semiconductor Manufacturing ADR	3,500	53,480
	United Microelectronics	235,000	115,083
†	WNS Holdings ADR	1,620	19,521
			1,305,864
Materials – 0.53%
	Anglo American Platinum	806	56,110
	ArcelorMittal South Africa	6,558	47,843
	Braskem ADR	3,400	54,162
†	Cemex ADR	10,559	81,939
	Fibria Celulose ADR	8,337	69,947
@	Gerdau	4,000	31,222
	Gerdau ADR	3,400	32,742
	Impala Platinum Holdings	2,842	55,983
	Siam Cement NVDR	2,100	24,181
	Steel Authority of India	19,171	35,537
	Ultratech Cement	2,704	80,546
	Vale ADR	7,925	184,890
			755,102
Telecommunication Services – 0.84%
	America Movil ADR	3,000	74,490
	China Telecom	136,000	75,306
	China Unicom Hong Kong ADR	7,508	126,134
	Chunghwa Telecom ADR	2,560	78,746

(continues)      67

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Telecommunication Services (continued)
KT ADR		8,600	$117,734
Mobile Telesystems ADR		12,912	236,806
MTN Group		3,344	58,861
SK Telecom ADR		13,000	180,830
Telefonica Brasil ADR		2,650	81,170
Turkcell Iletisim Hizmet ADR		4,687	59,056
Vodacom Group		7,742	109,155
			1,198,288
Total Emerging Markets
(cost $7,735,477)			7,869,150

Total Common Stock
(cost $44,516,672)			53,632,285

Convertible Preferred Stock – 0.20%
Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		600	33,324
Aspen Insurance Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49		777	43,124
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		11	10,769
# Chesapeake Energy 144A 5.75%
exercise price $27.94,
expiration date 12/31/49		32	32,640
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		59	58,129
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13		850	46,189
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		233	27,800
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		28	31,268
Total Convertible Preferred Stock
(cost $297,545)			283,243

Exchange-Traded Funds – 0.04%
iShares MSCI EAFE Growth Index		520	30,493
iShares MSCI Japan Index Fund		1,950	19,851
Total Exchange-Traded Funds
(cost $48,748)			50,344

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.53%
Fannie Mae REMICs
Series 2003-26 AT
5.00% 11/25/32	USD	110,281	117,192
Series 2003-32 PH
5.50% 3/25/32		61,538	64,147
Series 2010-41 PN
4.50% 4/25/40		60,000	64,720
Series 2010-96 DC
4.00% 9/25/25		115,000	123,617
Freddie Mac REMIC
Series 2512 PG
5.50% 10/15/22		165,000	182,804
GNMA Series 2010-113 KE
4.50% 9/20/40		140,000	153,920
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		50,000	52,463
Total Agency Collateralized Mortgage
Obligations (cost $719,994)			758,863

Agency Mortgage-Backed Securities – 7.07%
Fannie Mae S.F. 15 yr
4.00% 11/1/25		165,753	177,638
4.00% 1/1/26		276,457	293,082
5.00% 9/1/18		35,332	38,351
5.50% 7/1/22		42,655	46,513
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/27		1,422,000	1,471,991
3.00% 5/1/27		240,000	247,800
3.50% 4/1/27		930,000	975,338
Fannie Mae S.F. 20 yr
5.50% 8/1/28		76,491	83,462
Fannie Mae S.F. 30 yr
3.50% 2/1/41		126,581	130,123
4.00% 1/1/42		9,947	10,440
5.00% 12/1/36		398,404	430,809
6.00% 2/1/41		240,882	266,921
6.50% 2/1/36		24,177	27,277
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/42		1,175,000	1,206,578
3.50% 5/1/42		710,000	726,973
4.00% 5/1/42		660,000	690,525
5.50% 5/1/42		350,000	380,734
6.00% 4/1/42		143,000	157,546
6.00% 5/1/42		924,000	1,016,544
6.00% 6/1/42		245,000	269,194
Freddie Mac S.F. 30 yr
5.50% 3/1/42		825,000	898,992
6.00% 8/1/38		181,407	201,596
6.00% 10/1/38		255,396	283,819
Total Agency Mortgage-Backed
Securities (cost $9,977,060)			10,032,246

			Principal	Value
			Amount°	(U.S. $)
Commercial Mortgage-Backed Securities – 2.04%
#	American Tower Trust
	Series 2007-1A AFX 144A
	5.42% 4/15/37	USD	70,000	$74,522
	BAML Commercial Mortgage
	Securities
	•Series 2005-1 A5
	5.171% 11/10/42		35,000	38,492
	Series 2006-4 A4
	5.634% 7/10/46		50,000	56,424
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		90,000	96,573
	Series 2005-PW10 A4
	5.405% 12/11/40		60,000	67,020
	Series 2005-T20 A4A
	5.145% 10/12/42		35,000	38,944
	Series 2006-PW12 A4
	5.719% 9/11/38		25,000	28,378
#	CFCRE Commercial
	Mortgage Trust Series
	2011-C1 A2 144A
	3.759% 4/15/44		100,000	105,183
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		50,000	55,100
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		63,135	65,717
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3
	144A 5.002% 11/10/46		300,000	337,584
	Goldman Sachs
	Mortgage Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		225,000	237,982
	•Series 2004-GG2 A6
	5.396% 8/10/38		115,000	124,072
	Series 2005-GG4 A4
	4.761% 7/10/39		290,000	309,213
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	54,223
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	110,107
	•#Series 2011-GC3 B 144A
	5.361% 3/10/44		100,000	107,404
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		65,000	71,369
	Series 2005-LDP5 A4
	5.205% 12/15/44		275,000	306,737
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		50,000	52,581
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		60,000	65,881
	•Series 2007-T27 A4
	5.64% 6/11/42		240,000	275,908
#	OBP Depositor Trust Series
	2010-OBP A 144A
	4.646% 7/15/45		100,000	111,803
#	WF-RBS Commercial
	Mortgage Trust
	Series 2011-C3 A4 144A
	4.375% 3/15/44		95,000	101,817
Total Commercial Mortgage-Backed
	Securities (cost $2,644,525)			2,893,034

Convertible Bonds – 1.25%
	AAR 1.75% exercise price $29.04,
	expiration date 1/1/26		41,000	40,693
	Advanced Micro Devices
	5.75% exercise price $20.13,
	expiration date 8/15/12		31,000	31,581
	6.00% exercise price $28.08,
	expiration date 4/30/15		58,000	60,610
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		43,000	33,325
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		40,000	39,500
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		35,000	35,306
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		39,000	40,901
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		67,000	56,196
#	BGC Partners 144A 4.50%
	exercise price $9.84,
	expiration date 7/13/16		30,000	30,263
	Chesapeake Energy 2.25%
	exercise price $85.81,
	expiration date 12/15/38		36,000	29,295
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		38,000	29,783
#	Corporate Office Properties
	144A 4.25%
	exercise price $48.00,
	expiration date 4/12/30		70,000	68,512
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		18,000	14,490

(continues)       69

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16	USD	23,000	$46,114
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		30,000	30,263
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		25,000	32,188
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		25,000	26,469
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 11/30/29		48,000	55,080
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		48,000	50,880
Φ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		9,000	8,989
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		17,000	16,384
	Intel 2.95%
	exercise price $29.96,
	expiration date 12/15/35		25,000	28,875
	James River Coal 4.50%
	exercise price $25.78,
	expiration date 12/1/15		16,000	9,040
	Jefferies Group 3.875%
	exercise price $37.94,
	expiration date 11/1/29		59,000	56,345
	L-3 Communications
	Holdings 3.00%
	exercise price $96.48,
	expiration date 8/1/35		53,000	51,873
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		55,000	52,730
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.01,
	expiration date 1/11/30		30,000	41,438
	Linear Technology 3.00%
	exercise price $43.39,
	expiration date 5/1/27		82,000	87,638
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		94,000	90,357
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		37,000	39,266
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/10/15		33,000	61,957
	National Retail Properties 5.125%
	exercise price $25.37,
	expiration date 6/15/28		22,000	25,135
#	Nuance Communications
	144A 2.75%
	exercise price $32.30,
	expiration date 11/1/31		13,000	14,755
	NuVasive
	2.25% exercise price $44.74,
	expiration date 3/15/13		18,000	17,865
	2.75% exercise price $42.13,
	expiration date 6/30/17		37,000	31,728
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		80,000	78,700
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12		57,000	57,356
	Peabody Energy 4.75%
	exercise price $58.19,
	expiration date 12/15/41		7,000	6,685
	PHH 4.00%
	exercise price $25.80,
	expiration date 9/1/14		69,000	66,585
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		37,000	38,989
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		38,000	45,173
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		13,000	22,913
	Transocean 1.50%
	exercise price $158.97,
	expiration date 12/15/37		27,000	26,865
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		40,000	51,300
Total Convertible Bonds
	(cost $1,690,779)			1,780,390

Corporate Bonds – 28.48%
Banking – 3.45%
	Abbey National Treasury Services
	4.00% 4/27/16		90,000	89,375
	Bank of America
	3.75% 7/12/16		65,000	65,388
	3.875% 3/22/17		90,000	90,598
	5.70% 1/24/22		70,000	74,241
	BB&T
	3.95% 3/22/22		190,000	190,883
	5.25% 11/1/19		115,000	126,415
•	BB&T Capital Trust IV
	6.82% 6/12/57		45,000	45,619

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Capital One Capital V
	10.25% 8/15/39	USD	67,000	$69,178
	City National 5.25% 9/15/20		90,000	90,650
	Cooperatieve Centrale
	Raiffeisen-Boerenleenbank
	3.875% 2/8/22		120,000	116,283
	Export-Import Bank of Korea
	5.00% 4/11/22		200,000	212,000
	Fifth Third Bancorp
	3.50% 3/15/22		280,000	274,156
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		160,000	160,000
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		70,000	50,225
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	158,877
	HSBC Holdings
	4.00% 3/30/22		300,000	297,972
	JPMorgan Chase
	4.50% 1/24/22		100,000	104,240
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		185,000	186,961
	KeyCorp 5.10% 3/24/21		270,000	298,134
	Korea Development Bank
	8.00% 1/23/14		100,000	110,481
	Lloyds TSB Bank
	4.20% 3/28/17		275,000	277,374
	PNC Funding
	3.30% 3/8/22		60,000	59,482
	5.125% 2/8/20		305,000	346,044
	5.625% 2/1/17		165,000	184,338
•#	PNC Preferred Funding Trust II 144A
	1.696% 3/31/49		100,000	76,827
	SunTrust Banks
	3.50% 1/20/17		105,000	107,218
	SVB Financial Group
	5.375% 9/15/20		150,000	162,499
	US Bank 6.30% 2/4/14		250,000	273,848
•	USB Capital IX
	3.50% 10/29/49		220,000	169,869
	Wachovia
	•0.937% 10/15/16		90,000	83,745
	5.25% 8/1/14		45,000	48,462
	5.625% 10/15/16		115,000	128,333
	Wells Fargo 3.50% 3/8/22		85,000	83,854
	Zions Bancorporation
	7.75% 9/23/14		73,000	79,980
				4,893,549
Basic Industry – 3.28%
	AK Steel 7.625% 5/15/20		65,000	63,050
	Alcoa
	5.40% 4/15/21		195,000	201,856
	6.75% 7/15/18		140,000	159,791
#	Algoma Acquisition 144A
	9.875% 6/15/15		34,000	31,110
#	Anglo American Capital
	144A 2.625% 4/3/17		200,000	200,447
	ArcelorMittal
	6.25% 2/25/22		180,000	182,331
	9.85% 6/1/19		115,000	138,561
#	Barrick Gold 144A
	3.85% 4/1/22		265,000	266,599
	5.25% 4/1/42		25,000	25,231
	Barrick North America Finance
	4.40% 5/30/21		155,000	163,688
	Century Aluminum
	8.00% 5/15/14		66,000	67,815
	CF Industries 7.125% 5/1/20		47,000	56,106
#	CODELCO 144A
	3.75% 11/4/20		100,000	102,950
	Compass Minerals International
	8.00% 6/1/19		37,000	40,330
	Domtar 4.40% 4/1/22		75,000	74,262
	Dow Chemical
	8.55% 5/15/19		288,000	377,958
#	FMG Resources August 2006 144A
	6.875% 4/1/22		25,000	24,438
	7.00% 11/1/15		55,000	56,375
	Georgia-Pacific
	#144A 5.40% 11/1/20		30,000	33,547
	8.00% 1/15/24		240,000	306,140
	Headwaters 7.625% 4/1/19		85,000	83,088
	Hexion U.S. Finance
	8.875% 2/1/18		42,000	43,680
	International Paper
	4.75% 2/15/22		230,000	242,846
	9.375% 5/15/19		25,000	33,077
#	LyondellBasell Industries 144A
	5.75% 4/15/24		200,000	200,000
#	MacDermid 144A
	9.50% 4/15/17		47,000	48,998
	Mohawk Industries
	6.375% 1/15/16		23,000	25,530
	Momentive Performance Materials
	11.50% 12/1/16		40,000	33,400
#	Murray Energy 144A
	10.25% 10/15/15		48,000	46,920
	Norcraft 10.50% 12/15/15		43,000	37,948
	Nortek 8.50% 4/15/21		75,000	74,625
	Novelis 8.75% 12/15/20		60,000	66,000
	Ply Gem Industries
	13.125% 7/15/14		40,000	40,600
	Rayonier 3.75% 4/1/22		95,000	93,416
	Rio Tinto Finance USA
	3.50% 3/22/22		390,000	391,530
	Ryerson
	•7.922% 11/1/14		4,000	3,780
	12.00% 11/1/15		57,000	58,710
	Smurfit Kappa Funding
	7.75% 4/1/15		43,000	43,430

(continues)       71

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Steel Dynamics 7.75% 4/15/16	USD	8,000	$8,340
	Teck Resources
	3.00% 3/1/19		50,000	49,420
	5.20% 3/1/42		130,000	123,788
	Vale Overseas 4.375% 1/11/22		334,000	337,154
				4,658,865
Brokerage – 0.29%
•	Bear Stearns 4.923% 12/7/12	AUD	190,000	195,776
	Jefferies Group
	6.25% 1/15/36	USD	10,000	9,125
	6.45% 6/8/27		35,000	34,825
	Lazard Group 6.85% 6/15/17		152,000	167,290
				407,016
Capital Goods – 0.66%
	Anixter 10.00% 3/15/14		4,000	4,380
	Berry Plastics 9.75% 1/15/21		60,000	65,850
	Koninklijke Philips Electronics
	3.75% 3/15/22		100,000	100,800
	5.00% 3/15/42		170,000	170,307
	Kratos Defense & Security Solutions
	10.00% 6/1/17		30,000	32,625
#	Plastipak Holdings 144A
	10.625% 8/15/19		28,000	32,060
	Pregis 12.375% 10/15/13		64,000	64,398
	RBS Global 11.75% 8/1/16		43,000	45,634
#	Reynolds Group Issuer 144A
	9.00% 4/15/19		100,000	99,000
	Stanley Black & Decker
	3.40% 12/1/21		85,000	86,281
	Trimas 9.75% 12/15/17		28,000	31,080
#	URS 144A 5.00% 4/1/22		200,000	198,084
				930,499
Consumer Cyclical – 1.44%
	American Axle & Manufacturing
	7.875% 3/1/17		78,000	80,730
	CKE Restaurants
	11.375% 7/15/18		46,000	52,785
	Dave & Buster’s 11.00% 6/1/18		20,000	21,500
#	Delphi 144A 6.125% 5/15/21		75,000	80,250
	Ford Motor 7.45% 7/16/31		122,000	149,755
	Ford Motor Credit
	12.00% 5/15/15		100,000	124,250
	Hanesbrands 6.375% 12/15/20		60,000	61,950
	Historic TW 6.875% 6/15/18		230,000	282,280
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		55,000	55,000
	5.875% 6/15/19		35,000	37,056
	6.00% 11/1/20		50,000	53,250
	#144A 6.00% 10/1/21		46,000	49,220
	Ingles Markets 8.875% 5/15/17		33,000	35,888
	Macy’s Retail Holdings
	3.875% 1/15/22		195,000	195,955
	5.90% 12/1/16		45,000	51,693
	Meritor 8.125% 9/15/15		75,000	79,500
	New Albertsons 7.25% 5/1/13		14,000	14,700
	OSI Restaurant Partners
	10.00% 6/15/15		35,000	36,400
#	Rite Aid 144A 9.25% 3/15/20		20,000	20,250
#	Sealy Mattress 144A
	10.875% 4/15/16		12,000	13,050
	Target 2.90% 1/15/22		110,000	108,951
	Tomkins 9.00% 10/1/18		67,000	74,538
	Tops Holding 10.125% 10/15/15		19,000	20,378
	Wyndham Worldwide
	4.25% 3/1/22		195,000	191,545
	5.625% 3/1/21		65,000	70,103
	5.75% 2/1/18		80,000	89,197
				2,050,174
Consumer Non-Cyclical – 3.11%
	Accellent 8.375% 2/1/17		35,000	35,350
#	AMGH Merger Sub 144A
	9.25% 11/1/18		55,000	57,475
#	Aristotle Holding 144A
	2.65% 2/15/17		80,000	80,996
	3.50% 11/15/16		40,000	41,826
	3.90% 2/15/22		45,000	45,576
	4.75% 11/15/21		35,000	37,530
	Biomet
	11.625% 10/15/17		28,000	30,415
	PIK 10.375% 10/15/17		23,000	24,898
	Bio-Rad Laboratories
	4.875% 12/15/20		20,000	20,564
	8.00% 9/15/16		18,000	20,070
	Boston Scientific 6.00% 1/15/20		115,000	132,205
	CareFusion 6.375% 8/1/19		185,000	215,288
	Celgene 3.95% 10/15/20		120,000	122,414
	Community Health Systems
	#144A 8.00% 11/15/19		25,000	26,000
	8.875% 7/15/15		5,000	5,188
	Del Monte 7.625% 2/15/19		60,000	60,000
#	Dole Food 144A 8.00% 10/1/16		28,000	29,540
	General Mills 3.15% 12/15/21		55,000	55,165
#	Heineken 144A 3.40% 4/1/22		200,000	198,944
	Jarden
	6.125% 11/15/22		40,000	42,100
	7.50% 1/15/20		5,000	5,450
#	Kinetic Concepts 144A
	12.50% 11/1/19		60,000	57,000
•	Kraft Foods 1.457% 7/10/13		155,000	156,047
	Medtronic 3.125% 3/15/22		95,000	95,651
#	Multiplan 144A 9.875% 9/1/18		60,000	65,100
	NBTY 9.00% 10/1/18		90,000	99,563
	PepsiCo 2.75% 3/5/22		135,000	131,633
#	Pernod-Ricard 144A
	2.95% 1/15/17		150,000	151,688
	Quest Diagnostics 4.70% 4/1/21		195,000	211,461

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Radnet Management
	10.375% 4/1/18	USD	23,000	$23,000
#	SABMiller Holdings 144A
	2.45% 1/15/17		510,000	516,977
	3.75% 1/15/22		710,000	723,799
	Safeway 4.75% 12/1/21		105,000	108,756
	Sara Lee 4.10% 9/15/20		64,000	64,945
	Scotts Miracle-Gro
	6.625% 12/15/20		25,000	26,438
	Teva Pharmaceutical Finance IV
	3.65% 11/10/21		50,000	50,716
	Tyson Foods 10.50% 3/1/14		37,000	43,105
#	Woolworths 144A
	3.15% 4/12/16		45,000	46,677
	4.55% 4/12/21		175,000	188,506
	Yale University 2.90% 10/15/14		105,000	111,070
	Zimmer Holdings
	3.375% 11/30/21		160,000	160,794
	4.625% 11/30/19		90,000	99,461
				4,419,381
Energy – 5.00%
	AmeriGas Finance
	6.75% 5/20/20		55,000	55,963
	7.00% 5/20/22		15,000	15,338
	Antero Resources Finance
	9.375% 12/1/17		19,000	20,663
	Berry Petroleum 10.25% 6/1/14		12,000	13,920
#	BG Energy Capital 144A
	4.00% 10/15/21		200,000	208,984
#	Canadian Oil Sands 144A
	4.50% 4/1/22		100,000	100,938
	Chesapeake Energy
	6.50% 8/15/17		55,000	58,850
	6.625% 8/15/20		25,000	25,563
	Comstock Resources
	7.75% 4/1/19		25,000	23,375
#	Continental Resources 144A
	5.00% 9/15/22		45,000	45,281
	Copano Energy 7.75% 6/1/18		33,000	34,733
	Ecopetrol 7.625% 7/23/19		90,000	111,825
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		115,000	129,087
•	Enbridge Energy Partners
	8.05% 10/1/37		175,000	190,324
	Encana 3.90% 11/15/21		210,000	204,840
	Energy Transfer Partners
	4.65% 6/1/21		225,000	229,650
	6.05% 6/1/41		25,000	25,314
	9.70% 3/15/19		56,000	71,691
#	ENI 144A 4.15% 10/1/20		180,000	178,816
	Enterprise Products Operating
	•7.034% 1/15/68		190,000	204,493
	9.75% 1/31/14		150,000	172,207
	Forest Oil 7.25% 6/15/19		44,000	43,230
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		41,000	42,999
#	Hercules Offshore 144A
	10.50% 10/15/17		77,000	81,043
#	Hilcorp Energy I 144A
	7.625% 4/15/21		55,000	59,675
	HollyFrontier 9.875% 6/15/17		33,000	36,960
	Husky Energy 3.95% 4/15/22		370,000	373,254
	Inergy 6.875% 8/1/21		30,000	29,025
	Kinder Morgan Energy Partners
	3.95% 9/1/22		185,000	183,549
	9.00% 2/1/19		140,000	179,571
	Linn Energy
	#144A 6.25% 11/1/19		15,000	14,569
	#144A 6.50% 5/15/19		20,000	19,700
	8.625% 4/15/20		28,000	30,310
#	NFR Energy 144A
	9.75% 2/15/17		48,000	41,520
	NiSource Finance
	4.45% 12/1/21		30,000	31,354
	5.80% 2/1/42		100,000	107,110
	Noble Holding International
	3.95% 3/15/22		120,000	120,156
	5.25% 3/15/42		260,000	259,260
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		50,000	57,500
	Petrobras International Finance
	3.50% 2/6/17		60,000	61,648
	5.375% 1/27/21		258,000	279,089
	5.75% 1/20/20		75,000	83,460
	5.875% 3/1/18		15,000	16,900
	Petrohawk Energy 7.25% 8/15/18		135,000	155,081
	Petroleos de Venezuela
	9.00% 11/17/21		420,000	342,299
	12.75% 2/17/22		53,000	53,133
	Petroleum Development
	12.00% 2/15/18		48,000	52,320
	Plains All American Pipeline
	3.65% 6/1/22		175,000	172,164
	8.75% 5/1/19		140,000	182,602
	Pride International
	6.875% 8/15/20		245,000	299,260
	Quicksilver Resources
	9.125% 8/15/19		40,000	39,200
	Range Resources 5.00% 8/15/22		65,000	64,269
#	Samson Investment 144A
	9.75% 2/15/20		15,000	15,206
	SandRidge Energy 7.50% 3/15/21		20,000	19,800
#	Southwestern Energy 144A
	4.10% 3/15/22		100,000	99,326
•	TransCanada PipeLines
	6.35% 5/15/67		260,000	269,030

(continues)       73

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Transocean
	5.05% 12/15/16	USD	55,000	$58,963
	6.375% 12/15/21		280,000	315,626
	Weatherford International
	4.50% 4/15/22		45,000	44,935
	9.625% 3/1/19		105,000	139,342
	Williams
	7.75% 6/15/31		28,000	34,202
	8.75% 3/15/32		25,000	33,046
	Williams Partners
	4.00% 11/15/21		90,000	91,124
	7.25% 2/1/17		125,000	150,581
#	Woodside Finance 144A
	8.125% 3/1/14		160,000	177,441
	8.75% 3/1/19		10,000	12,708
				7,095,395
Financials – 1.26%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	270,310
	E Trade Financial
	12.50% 11/30/17		73,000	85,319
	General Electric Capital
	4.65% 10/17/21		285,000	303,918
	5.50% 2/1/17	NZD	80,000	66,926
	6.00% 8/7/19	USD	265,000	309,924
•#	ILFC E-Capital Trust I 144A
	5.03% 12/21/65		125,000	83,770
	International Lease Finance
	5.875% 4/1/19		35,000	33,874
	6.25% 5/15/19		77,000	76,024
	8.25% 12/15/20		125,000	137,839
	8.75% 3/15/17		35,000	39,025
#	IPIC GMTN 144A 5.50% 3/1/22		200,000	206,750
#	Nuveen Investments 144A
	10.50% 11/15/15		70,000	72,538
	Syngenta Finance
	3.125% 3/28/22		95,000	95,829
				1,782,046
Insurance – 0.66%
	American International
	Group 5.85% 1/16/18		10,000	10,902
•	Chubb 6.375% 3/29/67		105,000	108,938
	Coventry Health Care
	5.45% 6/15/21		180,000	197,396
#	Highmark 144A
	4.75% 5/15/21		55,000	55,187
	6.125% 5/15/41		20,000	20,855
•	ING Groep 5.775% 12/29/49		60,000	51,900
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		35,000	31,675
	MetLife
	6.40% 12/15/36		120,000	118,200
	6.817% 8/15/18		95,000	116,559
	Prudential Financial
	3.875% 1/14/15		25,000	26,342
	4.50% 11/15/20		35,000	37,199
	4.50% 11/16/21		45,000	47,878
	6.00% 12/1/17		50,000	58,325
•	XL Group 6.50% 12/29/49		70,000	59,675
				941,031
Media – 0.84%
	Affinion Group
	7.875% 12/15/18		60,000	54,900
	CBS 3.375% 3/1/22		200,000	193,465
	CCO Holdings
	7.00% 1/15/19		25,000	26,625
	7.375% 6/1/20		15,000	16,350
	Clear Channel Communications
	9.00% 3/1/21		35,000	31,675
#	Clear Channel Worldwide
	Holdings 144A
	7.625% 3/15/20		55,000	54,100
	DISH DBS 7.875% 9/1/19		40,000	46,200
	Interpublic Group
	4.00% 3/15/22		140,000	137,368
	Nielsen Finance
	11.50% 5/1/16		2,000	2,315
	11.625% 2/1/14		4,000	4,640
#	Sinclair Television Group 144A
	9.25% 11/1/17		33,000	36,878
#	Sirius XM Radio 144A
	8.75% 4/1/15		65,000	74,100
	Time Warner Cable
	5.50% 9/1/41		100,000	105,142
	8.25% 4/1/19		105,000	134,471
#	Univision Communications 144A
	6.875% 5/15/19		65,000	66,219
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	153,750
	Videotron 6.375% 12/15/15		4,000	4,105
#	XM Satellite Radio 144A
	13.00% 8/1/13		49,000	55,676
				1,197,979
Real Estate – 1.29%
	Alexandria Real Estate Equities
	4.60% 4/1/22		130,000	127,508
	American Tower
	4.70% 3/15/22		40,000	40,401
	5.90% 11/1/21		260,000	287,135
	Brandywine Operating
	Partnership 4.95% 4/15/18		100,000	102,103
	Developers Diversified Realty
	4.75% 4/15/18		55,000	57,050
	7.50% 4/1/17		35,000	39,753
	7.875% 9/1/20		108,000	127,929
	9.625% 3/15/16		33,000	39,987

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	Digital Realty Trust
	5.25% 3/15/21	USD	235,000	$242,733
	Health Care REIT
	4.125% 4/1/19		185,000	183,802
	5.25% 1/15/22		145,000	151,962
	Regency Centers 4.80% 4/15/21		90,000	93,044
	UDR 4.625% 1/10/22		200,000	205,139
#	WEA Finance 144A
	4.625% 5/10/21		135,000	136,817
				1,835,363
Services – 0.68%
	Ameristar Casinos
	7.50% 4/15/21		65,000	68,494
	Beazer Homes USA
	9.125% 5/15/19		40,000	34,600
	Casella Waste Systems
	11.00% 7/15/14		10,000	10,750
#	Equinox Holdings 144A
	9.50% 2/1/16		9,000	9,669
	FTI Consulting 6.75% 10/1/20		5,000	5,381
	Geo Group 6.625% 2/15/21		40,000	42,050
	Iron Mountain 7.75% 10/1/19		15,000	16,463
	M/I Homes 8.625% 11/15/18		50,000	50,250
	Marina District Finance
	9.875% 8/15/18		25,000	22,563
	MGM Resorts International
	11.375% 3/1/18		138,000	164,737
	Mobile Mini 6.875% 5/1/15		13,000	13,195
	PHH 9.25% 3/1/16		140,000	142,975
	Pinnacle Entertainment
	8.75% 5/15/20		75,000	82,313
	Royal Caribbean Cruises
	7.00% 6/15/13		17,000	17,850
	RSC Equipment Rental
	10.25% 11/15/19		42,000	47,250
	Ryland Group 8.40% 5/15/17		33,000	36,630
	Standard Pacific
	10.75% 9/15/16		42,000	48,510
#	United Air Lines 144A
	12.00% 11/1/13		52,000	55,380
	Western Union 3.65% 8/22/18		70,000	74,947
	Wynn Las Vegas 7.75% 8/15/20		15,000	16,556
				960,563
Technology – 1.23%
	Amkor Technology
	7.375% 5/1/18		35,000	37,669
	Avaya
	#144A 7.00% 4/1/19		70,000	70,525
	9.75% 11/1/15		65,000	64,350
	PIK 10.125% 11/1/15		25,000	24,875
	Broadcom 2.70% 11/1/18		155,000	157,840
	CDW 12.535% 10/12/17		40,000	43,650
	First Data
	9.875% 9/24/15		30,000	30,300
	11.25% 3/31/16		70,000	63,700
	GXS Worldwide 9.75% 6/15/15		114,000	111,435
	Hewlett-Packard 4.05% 9/15/22		260,000	259,488
	Jabil Circuit 7.75% 7/15/16		9,000	10,305
	National Semiconductor
	6.60% 6/15/17		185,000	228,481
#	Seagate Technology International
	144A 10.00% 5/1/14		88,000	99,880
	Symantec 4.20% 9/15/20		85,000	86,862
	Tyco Electronics Group
	3.50% 2/3/22		185,000	180,728
#	Unisys 144A 12.75% 10/15/14		17,000	19,040
	Xerox
	4.50% 5/15/21		170,000	175,213
	6.35% 5/15/18		75,000	87,131
				1,751,472
Telecommunications – 2.28%
	CenturyLink 5.80% 3/15/22		100,000	97,833
#	Clearwire Communications 144A
	12.00% 12/1/15		121,000	119,790
	Cricket Communications
	7.75% 10/15/20		110,000	108,488
#	Crown Castle Towers 144A
	4.883% 8/15/20		385,000	396,814
#	Deutsche Telekom
	International Finance 144A
	2.25% 3/6/17		300,000	297,272
#	Digicel 144A 8.25% 9/1/17		110,000	117,425
#	DIRECTV Holdings 144A
	3.80% 3/15/22		315,000	311,313
	5.15% 3/15/42		55,000	53,781
	Frontier Communications
	6.25% 1/15/13		4,000	4,120
	Intelsat Bermuda
	11.25% 2/4/17		55,000	57,338
	PIK 11.50% 2/4/17		959	1,000
	Intelsat Jackson Holdings
	7.25% 10/15/20		60,000	63,225
	Level 3 Financing 10.00% 2/1/18		48,000	52,800
	MetroPCS Wireless
	6.625% 11/15/20		30,000	29,888
	NII Capital 10.00% 8/15/16		61,000	69,388
	PAETEC Holding
	8.875% 6/30/17		28,000	30,520
	Qwest
	6.75% 12/1/21		75,000	83,906
	8.375% 5/1/16		168,000	201,587
	Sprint Capital 8.75% 3/15/32		40,000	34,500

(continues)       75

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Sprint Nextel
	6.00% 12/1/16	USD	30,000	$26,925
	8.375% 8/15/17		35,000	33,950
	#144A 9.125% 3/1/17		65,000	64,838
	Telefonica Emisiones
	6.421% 6/20/16		155,000	165,394
	Telesat Canada
	11.00% 11/1/15		111,000	119,048
	12.50% 11/1/17		19,000	21,328
	Virgin Media Secured Finance
	6.50% 1/15/18		400,000	436,499
#	Vivendi 144A 6.625% 4/4/18		115,000	129,351
	West 7.875% 1/15/19		25,000	26,750
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		50,000	49,500
	Windstream
	7.875% 11/1/17		10,000	11,075
	8.125% 8/1/13		19,000	20,330
				3,235,976
Transportation – 0.39%
#	Brambles USA
	144A 3.95% 4/1/15		160,000	165,333
	Burlington Northern Santa Fe
	4.40% 3/15/42		190,000	180,353
	CSX 4.75% 5/30/42		30,000	29,209
#	ERAC USA Finance 144A
	5.25% 10/1/20		160,000	173,763
				548,658
Utilities – 2.62%
	AES 8.00% 6/1/20		31,000	35,728
	Ameren Illinois 9.75% 11/15/18		200,000	271,284
#	American Transmission Systems
	144A 5.25% 1/15/22		155,000	175,332
	Baltimore Gas & Electric
	3.50% 11/15/21		175,000	177,239
#	Calpine 144A 7.875% 7/31/20		40,000	43,700
	CenterPoint Energy
	5.95% 2/1/17		105,000	119,333
	CMS Energy
	4.25% 9/30/15		215,000	224,148
	6.25% 2/1/20		180,000	197,524
	ComEd Financing III
	6.35% 3/15/33		80,000	77,186
	Commonwealth Edison
	3.40% 9/1/21		215,000	222,125
	GenOn Energy
	9.875% 10/15/20		30,000	27,450
	Great Plains Energy
	5.292% 6/15/22		320,000	342,100
	Ipalco Enterprises
	5.00% 5/1/18		55,000	55,000
	Jersey Central Power & Light
	5.625% 5/1/16		35,000	39,361
	LG&E & KU Energy
	3.75% 11/15/20		110,000	109,732
	#144A 4.375% 10/1/21		130,000	133,891
•	NextEra Energy Capital Holdings
	6.35% 10/1/66		100,000	102,099
	NRG Energy
	7.625% 1/15/18		15,000	15,113
	7.875% 5/15/21		45,000	43,425
	PacifiCorp 2.95% 2/1/22		105,000	103,731
	Pennsylvania Electric
	5.20% 4/1/20		115,000	124,827
•	PPL Capital Funding
	6.70% 3/30/67		35,000	35,037
	Public Service Company of
	Oklahoma 5.15% 12/1/19		330,000	371,167
	Puget Energy 6.00% 9/1/21		45,000	47,977
•	Puget Sound Energy
	6.974% 6/1/67		176,000	180,634
	SCANA 4.125% 2/1/22		100,000	100,251
	Southwest Gas 3.875% 4/1/22		130,000	132,885
•	Wisconsin Energy 6.25% 5/15/67		200,000	206,224
				3,714,503
Total Corporate Bonds
	(cost $38,886,886)			40,422,470

Non-Agency Asset-Backed Securities – 0.76%
•	Ally Master Owner Trust
	Series 2011-1 A1
	2.742% 1/15/16		100,000	100,851
•	American Express
	Credit Account Master Trust
	Series 2010-1 B
	0.842% 11/16/15		100,000	100,158
#	Avis Budget Rental
	Car Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		100,000	101,464
#	Cabela’s Master
	Credit Card Trust
	Series 2012-1A A1 144A
	1.63% 2/18/20		100,000	99,368
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		150,000	178,383
	CenterPoint Energy Transition
	Bond Series 2012-1 A2
	2.161% 10/15/21		100,000	100,394
#	CIT Equipment Collateral
	Series 2010-VT1A A3 144A
	2.41% 5/15/13		36,366	36,491
	CNH Equipment Trust
	Series 2010-A A4
	2.49% 1/15/16		105,000	107,178

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
# Ford Auto Securitization Trust
Series 2011-R1A A3 144A
3.02% 2/15/16	CAD	100,000	$102,351
# Golden Credit Card Trust
Series 2012-2A A1 144A
1.77% 1/15/19	USD	100,000	99,785
# Sonic Capital
Series 2011-1A A2 144A
5.438% 5/20/41		43,875	45,715
Total Non-Agency Asset-Backed
Securities (cost $1,058,980)			1,072,138

Non-Agency Collateralized Mortgage Obligations – 0.10%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		4,700	4,826
Series 2005-6 7A1
5.50% 7/25/20		3,097	2,958
• ChaseFlex Trust Series 2006-1 A4
6.23% 6/25/36		100,000	74,319
Citicorp Mortgage Securities
Series 2006-4 3A1
5.50% 8/25/21		7,956	7,801
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		36,677	36,272
•Series 2006-AR5 2A1
2.638% 4/25/36		19,303	15,257
Total Non-Agency Collateralized
Mortgage Obligations
(cost $107,298)			141,433

ΔRegional Bonds – 1.46%
Australia – 1.19%
New South Wales Treasury
6.00% 4/1/19	AUD	573,000	647,959
Queensland Treasury
6.00% 9/14/17	AUD	197,000	219,926
6.25% 6/14/19	AUD	726,000	826,429
			1,694,314
Canada – 0.27%
Province of Ontario
3.15% 6/2/22	CAD	287,000	288,332
Province of Quebec
4.25% 12/1/21	CAD	86,000	94,372
			382,704
Total Regional Bonds
(cost $2,047,007)			2,077,018

«Senior Secured Loans – 2.70%
99 Cents Only Stores Tranche B
7.00% 10/4/18	USD	114,713	116,802
AIG Tranche 2 7.00% 3/17/16		90,000	90,430
Allied Security Holdings
Tranche 2L 8.50% 1/21/18		35,000	35,117
Attachmate 6.50% 11/21/16		102,375	101,928
BNY ConvergEx Group
7.50% 12/16/17		45,787	45,558
(EZE Castle Software)
8.75% 11/29/17		19,213	19,117
Brock Holdings III
10.00% 2/15/18		30,000	29,363
Tranche B 6.00% 2/15/17		28,818	28,746
Burlington Coat Factory
Tranche B 6.25% 2/10/17		264,218	266,411
Caesars Entertainment
Operating Tranche B6
5.494% 1/28/18		183,000	165,745
Cengage Learning Acquisitions
2.25% 7/3/14		45,000	41,591
7.50% 7/7/14		122,145	118,557
Charter Communications
Operating Tranche B
8.50% 3/6/14		2,688	2,693
Chrysler Group 6.00% 4/28/17		169,833	172,824
Clear Channel Communications
Tranche A 3.40% 7/30/14		173,450	160,766
Consolidated Container
5.50% 9/28/14		40,000	38,200
Delta Air Lines Tranche B
5.50% 3/29/17		79,575	79,587
Emdeon Tranche B
6.75% 8/3/18		79,800	81,089
First Data 5.00% 3/24/17		114,556	109,867
Frac Tech International Tranche B
6.25% 4/19/16		50,949	50,840
GenOn Energy Tranche B
6.00% 6/20/17		64,185	63,677
Houghton International Tranche B1
6.75% 1/11/16		34,500	34,651
Immucor Tranche B
7.25% 7/2/18		149,450	151,365
Lawson Software Tranche B
6.25% 3/16/18		100,000	99,000
Level 3 Financing
Tranche B2 5.75% 4/11/18		55,000	55,619
Tranche B3 5.75% 9/1/18		70,000	70,788
Lord & Taylor 5.75% 12/2/18		40,000	40,338
Multiplan 4.75% 8/26/17		42,688	42,394
Nuveen Investments
5.50% 5/13/17		111,190	111,352
8.25% 3/1/19		110,000	111,741

(continues)       77

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
OSI Restaurant Partners
2.00% 6/14/13	USD	16,601	$16,393
2.53% 6/13/14		167,855	165,291
PQ 6.79% 7/30/15		65,000	62,690
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		124,642	122,305
Protection One 5.75% 3/31/19		80,000	79,500
Remy International Tranche B
6.25% 12/16/16		62,666	62,979
Reynolds Group Holdings
Tranche C 6.50% 7/7/18		217,072	220,166
@ SandRidge Energy
5.00% 2/2/17		65,000	65,000
Sensus USA 2nd Lien
8.50% 4/13/18		85,000	85,000
Texas Competitive Electric
Holdings 3.50% 10/10/14		55,000	33,694
Toys R US Tranche B
6.00% 9/1/16		94,410	94,732
Univision Communications
4.25% 3/29/17		233,301	216,742
Visant 5.25% 12/31/16		66,156	64,716
Total Senior Secured Loans
(cost $3,760,964)			3,825,364

ΔSovereign Bonds – 4.41%
Brazil – 0.18%
Federal Republic of Brazil
5.625% 1/7/41		124,000	143,530
8.875% 10/14/19		80,000	113,480
			257,010
Canada – 0.20%
Canadian Government
3.75% 6/1/19	CAD	119,000	134,246
4.00% 6/1/17	CAD	136,000	152,326
			286,572
Chile – 0.12%
Chile Government
International 5.50% 8/5/20	CLP	76,000,000	163,339
			163,339
Colombia – 0.09%
Colombia Government
International
6.125% 1/18/41	USD	100,000	123,000
			123,000
Finland – 0.09%
Finland Government
4.00% 7/4/25	EUR	84,000	128,307
			128,307
Germany – 0.26%
Deutschland Republic
2.00% 1/4/22	EUR	151,000	204,998
2.50% 1/4/21	EUR	53,036	75,762
3.50% 7/4/19	EUR	58,000	88,929
			369,689
Indonesia – 0.13%
Indonesia Government
International
7.25% 4/20/15	USD	47,000	53,756
Indonesia Treasury Bond
11.00% 11/15/20	IDR	901,000,000	132,014
			185,770
Malaysia – 0.04%
Malaysia Government
4.262% 9/15/16	MYR	159,000	53,906
			53,906
Mexico – 0.24%
Mexican Bonos
6.50% 6/10/21	MXN	708,000	56,721
8.50% 5/31/29	MXN	1,852,700	166,181
8.50% 11/18/38	MXN	562,500	49,273
Mexico Government
International
4.75% 3/8/44	USD	70,000	68,775
			340,950
Norway – 1.09%
Norwegian Government
3.75% 5/25/21	NOK	760,000	147,745
4.25% 5/19/17	NOK	580,000	113,211
4.50% 5/22/19	NOK	3,158,000	635,299
5.00% 5/15/15	NOK	3,395,000	656,315
			1,552,570
Panama – 0.13%
Republic of Panama
6.70% 1/26/36	USD	35,000	46,200
7.25% 3/15/15		48,000	55,704
8.875% 9/30/27		57,000	87,638
			189,542
Peru – 0.21%
Republic of Peru
5.625% 11/18/50		40,000	45,000
7.125% 3/30/19		197,000	252,160
			297,160
Philippines – 0.11%
Republic of Philippines
6.50% 1/20/20		100,000	121,375
9.50% 10/21/24		25,000	37,438
			158,813

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Poland – 0.20%
Poland Government
5.25% 10/25/17	PLN	292,000	$95,120
5.25% 10/25/20	PLN	258,000	82,075
Poland Government
International
5.00% 3/23/22	USD	102,000	108,019
			285,214
Republic of Korea – 0.06%
Korea Treasury Inflation
Linked 2.75% 6/10/20	KRW	87,424,917	88,839
			88,839
Russia – 0.38%
Russian-Eurobond
#144A 3.25% 4/4/17	USD	200,000	201,841
7.50% 3/31/30		280,092	336,460
			538,301
South Africa – 0.41%
South Africa Government
7.25% 1/15/20	ZAR	929,000	117,515
8.00% 12/21/18	ZAR	3,504,000	464,731
			582,246
Sweden – 0.22%
Sweden Government
3.00% 7/12/16	SEK	1,490,000	239,234
5.00% 12/1/20	SEK	365,000	68,768
			308,002
United Kingdom – 0.16%
United Kingdom Gilt
4.25% 12/7/27	GBP	64,000	120,644
4.50% 3/7/19	GBP	54,000	103,420
			224,064
Uruguay – 0.09%
Republic of Uruguay
8.00% 11/18/22	USD	87,000	120,278
			120,278
Total Sovereign Bonds
(cost $6,049,580)			6,253,572

Supranational Banks – 0.17%
International Bank for
Reconstruction &
Development
3.25% 12/15/17	SEK	270,000	42,920
3.375% 4/30/15	NOK	720,000	130,584
3.625% 6/22/20	NOK	350,000	62,644
Total Supranational Banks
(cost $227,925)			236,148

U.S. Treasury Obligations – 8.28%
U.S. Treasury Bonds
¥3.125% 11/15/41	USD	2,985,000	2,863,734
3.125% 2/15/42		35,000	33,556
U.S. Treasury Notes
1.00% 3/31/17		4,315,000	4,305,563
2.00% 2/15/22		4,645,000	4,556,458
Total U.S. Treasury Obligations
(cost $11,922,126)			11,759,311

	Number of
	Shares
Preferred Stock – 0.31%
Alabama Power 5.625%		2,475	63,484
• PNC Financial Services
Group 8.25%		25,000	25,746
• U.S. Bancorp 6.50%		400	316,000
Volkswagen		225	39,564
Total Preferred Stock
(cost $406,547)			444,794

	Principal
	Amount°
Short-Term Investments – 11.76%
≠Discount Notes – 3.81%
Federal Home Loan Bank
0.04% 4/27/12	USD	2,524,948	2,524,931
0.65% 4/25/12		2,880,718	2,880,701
			5,405,632
Repurchase Agreements – 5.97%
Bank of America 0.03%,
dated 3/30/12, to be
repurchased on 4/2/12,
repurchase price $2,524,955
(collateralized by U.S.
government obligations
0.125%-4.125%
12/31/13-5/15/15; market
value $2,575,447)		2,524,949	2,524,949
BNP Paribas 0.04%,
dated 3/30/12, to be
repurchased on 4/2/12,
repurchase price $5,948,204
(collateralized by U.S.
government obligations
1.375%-7.50%
6/15/12-2/15/37; market
value $6,067,148)		5,948,184	5,948,184
			8,473,133

(continues)       79

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligation – 1.98%
U.S. Treasury Bill
0.008% 4/19/12	USD	2,810,270	$2,810,220
			2,810,220
Total Short-Term Investments
(cost $16,688,768)			16,688,985

Total Value of Securities – 107.34%
(cost $141,051,404)			152,351,638

		Number of
		Contracts
Option Written – (0.02%)
Put Option – (0.02%)
U.S. Bond Future, strike price
$139.00, expires 4/21/12 (JPMC)		(12)	(24,375)
Total Option Written
(premium received $(16,341))			(24,375)

Liabilities Net of Receivables
and Other Assets – (7.32%)			(10,385,387)«
Net Assets Applicable to 14,180,882
Shares Outstanding – 100.00%			$141,941,876

Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class A
($73,303,278 / 7,329,364 Shares)			$10.00
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class B
($612,136 / 60,743 Shares)			$10.08
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class C
($21,987,812 / 2,193,631 Shares)			$10.02
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class R
($3,347,350 / 334,751 Shares)			$10.00
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Institutional Class
($42,691,300 / 4,262,393 Shares)			$10.02

Components of Net Assets at March 31, 2012:
Shares of beneficial interest
(unlimited authorization – no par)			$131,359,306
Undistributed net investment income			128,862
Accumulated net realized loss on investments			(791,467)
Net unrealized appreciation of investments
and derivatives			11,245,175
Total net assets			$141,941,876

†	Non income producing security.
@	Illiquid security. At March 31, 2012, the aggregate value of illiquid securities was $971,847, which represented 0.68% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2012, the aggregate value of fair valued securities was $169,965, which represented 0.12% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate value of Rule 144A securities was $11,359,932, which represented 8.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown or the rate as of March 31, 2012. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2012.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2012.
¥	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.
«	Includes foreign currency valued at $299,199 with a cost of $295,519.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Conservative Allocation Fund
Net asset value Class A (A)	$10.00
Sales charge (5.75% of offering price) (B)	0.61
Offering price	$10.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2012:[1]

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	59,533	USD	(62,322)	5/2/12	$(892)
BAML	BRL	719,670	USD	(390,594)	5/2/12	674
BAML	EUR	(1,085,274)	USD	1,432,165	5/2/12	(15,429)
BAML	HUF	(222,543,500)	USD	1,000,000	5/2/12	(3,391)
BAML	JPY	(979,831)	USD	11,379	5/2/12	(459)
BAML	MXN	8,685,019	USD	(682,307)	5/2/12	(5,616)
BAML	NOK	(912,575)	USD	158,290	5/2/12	(1,775)
BAML	NZD	(36,207)	USD	29,369	5/2/12	(210)
BAML	RUB	15,636,020	USD	(531,232)	5/2/12	(673)
BAML	ZAR	(3,841,582)	USD	499,674	5/2/12	1,276
BCLY	EUR	(111,504)	USD	147,685	5/2/12	(1,045)
BCLY	JPY	8,775,079	USD	(104,678)	5/2/12	1,353
CITI	BRL	722,400	USD	(392,929)	5/2/12	(176)
CITI	EUR	(287,844)	USD	379,820	5/2/12	(4,121)
CITI	JPY	8,029,728	USD	(95,778)	5/2/12	1,247
GSC	BRL	858,856	USD	(465,883)	5/2/12	1,057
GSC	GBP	140,730	USD	(222,733)	5/2/12	2,308
GSC	NOK	(276,800)	USD	47,823	5/2/12	(727)
GSC	RUB	7,729,800	USD	(262,338)	5/2/12	(52)
HSBC	AUD	(467,959)	USD	487,098	5/2/12	4,221
HSBC	EUR	(45,774)	USD	60,408	5/2/12	(648)
HSBC	NOK	(1,796,799)	USD	312,101	5/2/12	(3,056)
HSBC	PLN	(731,952)	USD	230,000	5/2/12	(4,577)
JPMC	BRL	461,500	USD	(250,679)	5/2/12	228
JPMC	EUR	(111,426)	USD	146,971	5/2/12	(1,655)
JPMC	NOK	(1,813,584)	USD	314,177	5/2/12	(3,925)
MNB	EUR	15,277	USD	(20,303)	4/3/12	71
MNB	HKD	112,335	USD	(14,471)	4/3/12	(5)
MSC	AUD	(154,069)	USD	160,041	5/2/12	1,060
MSC	EUR	(551,287)	USD	727,211	5/2/12	(8,123)
MSC	GBP	(71,866)	USD	113,749	5/2/12	(1,173)
MSC	JPY	56,530	USD	(1,888)	5/2/12	(1,204)
MSC	NOK	(1,384,025)	USD	239,730	5/2/12	(3,027)
MSC	RUB	7,189,225	USD	(244,075)	5/2/12	(131)
						$(48,595)

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
7	Euro-Bund	$1,273,129	$1,292,880	6/12/12	$19,751
1	Long Gilt	180,935	183,153	6/30/12	2,218
(17)	U.S. Treasury
	10 yr Notes	(2,208,827)	(2,201,234)	6/29/12	7,593
(9)	U.S. Treasury
	Long Bond	(1,227,213)	(1,240,031)	6/21/12	(12,818)
		$(1,981,976)			$16,744

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe
	Subordinate
	Financials 17.1
BAML	5 yr CDS	EUR	745,000	5.00%	6/20/17	$18,549
	Kingdom of Spain
BAML	5 yr CDS	USD	189,000	1.00%	12/20/15	4,547
	ITRAXX Europe
	Subordinate
	Financials 17.1
BCLY	5 yr CDS	EUR	1,130,000	5.00%	6/20/17	27,772
	Kingdom of Spain
BCLY	5 yr CDS	USD	186,000	1.00%	3/20/15	13,010
BCLY	5 yr CDS		100,000	1.00%	3/21/16	2,916
	Republic of France
BCLY	5 yr CDS		266,000	0.25%	9/20/16	(4,338)
	Republic of France
GSC	5 yr CDS		114,000	0.25%	9/20/16	(1,658)
	ITRAXX Europe
	Crossover 16.1
JPMC	5 yr CDS	EUR	1,030,000	5.00%	12/20/16	(57,038)
	Kingdom of Belgium
JPMC	5 yr CDS	USD	119,000	1.00%	3/20/17	(5,483)
	Kingdom of Spain
JPMC	5 yr CDS		143,000	1.00%	3/20/17	3,526
	MeadWestvaco
JPMC	5 yr CDS		90,000	1.00%	12/20/16	(3,551)
	Republic of France
JPMC	5 yr CDS		190,000	0.25%	9/20/16	(3,053)
	Japan
MSC	5 yr CDS		190,000	1.00%	9/20/16	(2,262)
MSC	5 yr CDS		306,000	1.00%	3/20/17	(6,358)
	Kingdom of Belgium
MSC	5 yr CDS		374,000	1.00%	12/20/16	(14,527)
	Kingdom of Spain
MSC	5 yr CDS		286,000	1.00%	6/20/16	15,950
MSC	5 yr CDS		270,000	1.00%	9/20/16	2,721
MSC	5 yr CDS		260,000	1.00%	3/20/17	3,389
	Republic of France
MSC	5 yr CDS		228,000	0.25%	12/20/16	(4,124)
	Republic of Italy
MSC	5 yr CDS		200,000	1.00%	9/20/16	3,030
MSC	5 yr CDS		119,000	1.00%	3/20/17	(6,097)
						$(13,079)

(continues)       81

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Sold /
	Moody’s Rating:
	Georgia Pacific
JPMC	5 yr CDS / Baa	USD	90,000	1.00%	12/20/16	$3,012
	Tyson Foods
JPMC	CDS / Ba		95,000	1.00%	3/20/16	3,090
						$6,102
	Total					$(6,977)

The use of foreign currency exchange contracts, futures contracts, option written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HKD — Hong Kong Dollar
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NOK — Norwegian Kroner
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Foundation Funds®
Six Months Ended March 31, 2012 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments, at value	$1,705,851	$98,212,725	$383,986,728	$135,662,653
Short-term investments, at value	95,569	7,048,083	34,649,487	16,688,985
Short-term investments held as collateral for loaned securities, at value	2,639	—	—	—
Cash	1,453	23,268	—	57,498
Restricted cash	—	—	230,000	110,000
Foreign currencies, at value	21,489	285,307	874,325	299,199
Receivable for fund shares sold	519	99,186	283,518	582,107
Receivable for securities sold	2,572	2,468,512	14,810,467	10,111,689
Unrealized gain on foreign currency exchange contracts	2	892	4,143	2,960
Dividends and interest receivable	4,959	460,198	2,335,548	992,110
Due from DMC	13,950	—	—	—
Securities lending income receivable	3	—	—	—
Variation margin receivable on futures contracts	—	—	156,527	—
Unrealized gain on credit default swap contracts[1]	—	41,927	285,622	151,632
Other assets	—	—	6,954	—
Total assets	1,849,006	108,640,098	437,623,319	164,658,833

Liabilities:
Cash overdraft	—	—	35,607	—
Options written, at value	—	6,093	52,813	24,375
Payable for securities purchased	30,460	5,621,594	34,628,507	22,276,500
Payable for fund shares redeemed	—	124,266	47,200	191,950
Variation margin receivable on futures contracts	—	1,966	—	5,974
Unrealized loss on foreign currency exchange contracts	—	13,776	103,686	51,555
Obligation to return securities lending collateral	2,639	—	—	—
Due to manager and affiliates	202	67,310	298,093	102,754
Annual protection payments on swap contracts	—	2,054	14,876	7,406
Other accrued expenses	21,391	41,924	143,285	50,451
Other liabilities	—	774	10,619	5,992
Total liabilities	54,692	5,879,757	35,334,685	22,716,957

Total Net Assets	$1,794,314	$102,760,341	$402,288,633	$141,941,876

Investments, at cost	$1,432,228	$83,907,111	$334,793,892	$124,362,636
Short-term investments, at cost	95,568	7,047,994	34,649,042	16,688,768
Short-term investments held as collateral for loaned securities, at cost	2,639	—	—	—
Options written, at cost	—	4,288	(35,723)	(16,341)
Foreign currencies, at cost	21,584	280,765	852,888	295,519

[1]Including upfront payments received	—	42,404	297,883	158,609

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®
Six Months Ended March 31, 2012 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$23	$434,186	$3,112,783	$1,532,278
Dividends	15,147	693,095	2,086,466	493,457
Securities lending income	27	—	—	—
Foreign tax withheld	(436)	(21,960)	(64,086)	(14,174)
	14,761	1,105,321	5,135,163	2,011,561

Expenses:
Management fees	5,302	309,382	1,226,847	424,727
Distribution expenses – Class A	499	62,846	293,650	105,368
Distribution expenses – Class B	—	12,317	14,702	3,102
Distribution expenses – Class C	121	31,844	82,897	94,719
Distribution expenses – Class R	19	32,412	61,132	9,262
Dividend disbursing and transfer agent fees and expenses	864	107,601	314,305	132,688
Custodian fees	31,384	49,183	59,228	55,048
Registration fees	26,940	32,736	36,288	34,413
Accounting and administration expenses	319	18,680	74,076	25,283
Pricing fees	5,539	14,654	17,201	15,737
Audit and tax	6,247	8,761	12,765	17,093
Reports and statements to shareholders	2,383	6,239	33,410	6,301
Legal fees	94	5,828	16,749	7,528
Dues and services	4,289	4,671	5,005	4,698
Trustees’ fees	42	2,446	9,710	3,351
Insurance fees	11	817	1,645	1,058
Consulting fees	11	388	1,073	501
Trustees’ expenses	3	182	742	246
	84,067	700,987	2,261,425	941,123
Less fees waived	(75,807)	(133,996)	(113,454)	(154,657)
Less waived distribution expenses – Class A	(83)	(10,474)	(46,914)	(17,561)
Less waived distribution expenses – Class B	—	(9,238)	—	(2,326)
Less waived distribution expenses – Class R	(3)	(5,402)	(10,189)	(1,544)
Less expense paid indirectly	(1)	(30)	(112)	(28)
Total operating expenses	8,173	541,847	2,090,756	765,007
Net Investment Income	6,588	563,474	3,044,407	1,246,554

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(10,207)	105,514	828,714	527,699
Foreign currencies	(287)	(4,580)	(10,034)	(3,392)
Foreign currency exchange contracts	(487)	(107,383)	(584,935)	(223,432)
Futures contracts	—	74,620	545,237	263,149
Options written	—	6,006	97,412	45,012
Swap contracts	—	(171,452)	(1,220,858)	(613,713)
Net realized loss	(10,981)	(97,275)	(344,464)	(4,677)
Net change in unrealized appreciation (depreciation) on:
Investments	327,912	14,837,272	46,905,884	11,672,603
Foreign currencies	1,245	47,820	208,992	42,993
Foreign currency exchange contracts	(1)	(35,979)	(270,429)	(134,172)
Futures contracts	—	(73,452)	(549,754)	(283,918)
Options written	—	(1,805)	(17,090)	(8,034)
Swap contracts	—	(46,835)	(353,147)	(171,723)
Net change in unrealized appreciation (depreciation)	329,156	14,727,021	45,924,456	11,117,749
Net Realized and Unrealized Gain	318,175	14,629,746	45,579,992	11,113,072

Net Increase in Net Assets Resulting from Operations	$324,763	$15,193,220	$48,624,399	$12,359,626

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,588	$21,411	$563,474	$1,481,599
Net realized gain (loss)	(10,981)	37,781	(97,275)	2,771,724
Net change in unrealized appreciation (depreciation)	329,156	(173,330)	14,727,021	(7,611,064)
Net increase (decrease) in net assets resulting from operations	324,763	(114,138)	15,193,220	(3,357,741)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,962)	(1,878)	(626,554)	(593,892)
Class B	—	—	(37,281)	(29,061)
Class C	(34)	(21)	(50,094)	(60,894)
Class R	(39)	(48)	(127,290)	(113,903)
Institutional Class	(14,688)	(14,835)	(581,974)	(538,214)

Net realized gain on investments:
Class A	(9,883)	(5,046)	(1,062,601)	—
Class B	—	—	(63,226)	—
Class C	(716)	(171)	(165,445)	—
Class R	(182)	(163)	(257,660)	—
Institutional Class	(37,934)	(32,007)	(843,201)	—
	(66,438)	(54,169)	(3,815,326)	(1,335,964)

Capital Share Transactions:
Proceeds from shares sold:
Class A	73,704	346,502	3,478,911	11,016,361
Class B	—	—	27,057	82,569
Class C	3,972	26,397	552,230	1,899,357
Class R	—	—	2,340,038	4,305,307
Institutional Class	28,969	257,513	4,981,343	8,078,941

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,614	5,835	1,653,746	571,064
Class B	—	—	98,537	28,477
Class C	750	191	211,259	59,182
Class R	221	210	383,238	113,319
Institutional Class	52,622	46,842	1,420,887	537,583
	171,852	683,490	15,147,246	26,692,160

	Delaware Foundation®		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,029)	$(143,190)	$(4,525,884)	$(8,092,818)
Class B	—	—	(581,524)	(889,134)
Class C	—	(9,456)	(793,811)	(2,441,727)
Class R	—	—	(1,623,466)	(1,883,064)
Institutional Class	(107,657)	(155,714)	(3,852,328)	(5,837,769)
	(110,686)	(308,360)	(11,377,013)	(19,144,512)
Increase in net assets derived from capital share transactions	61,166	375,130	3,770,233	7,547,648
Net Increase in Net Assets	319,491	206,823	15,148,127	2,853,943

Net Assets:
Beginning of period	1,474,823	1,268,000	87,612,214	84,758,271
End of period	$1,794,314	$1,474,823	$102,760,341	$87,612,214

Undistributed net investment income	$609	$12,544	$204,808	$1,099,382

See accompanying notes, which are an integral part of the financial statements.

(continues)       87

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,044,407	$6,783,350	$1,246,554	$2,753,668
Net realized gain (loss) on investments and foreign currencies	(344,464)	16,080,106	(4,677)	3,135,885
Net change in unrealized appreciation (depreciation)	45,924,456	(32,651,376)	11,117,749	(6,541,963)
Net increase (decrease) in net assets resulting from operations	48,624,399	(9,787,920)	12,359,626	(652,410)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,332,628)	(3,868,384)	(716,563)	(1,528,834)
Class B	(18,304)	(39,185)	(5,982)	(20,387)
Class C	(111,340)	(163,342)	(126,128)	(233,833)
Class R	(198,102)	(225,762)	(26,478)	(47,853)
Institutional Class	(1,556,717)	(1,685,531)	(424,977)	(803,726)

Net realized gain on investments:
Class A	—	—	(1,855,590)	(1,735,268)
Class B	—	—	(16,086)	(26,029)
Class C	—	—	(485,359)	(371,858)
Class R	—	—	(74,412)	(54,947)
Institutional Class	—	—	(891,838)	(861,642)
	(4,217,091)	(5,982,204)	(4,623,413)	(5,684,377)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,509,875	28,163,456	9,799,090	23,653,820
Class B	64,255	305,193	109,343	245,405
Class C	3,487,628	6,709,516	5,187,696	11,356,442
Class R	1,988,499	14,890,335	710,388	2,047,689
Institutional Class	16,151,071	66,208,993	14,791,247	15,608,367

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,964,833	3,174,676	2,503,158	3,100,597
Class B	17,899	36,728	20,489	30,493
Class C	100,398	152,143	556,396	536,181
Class R	198,102	225,754	100,890	102,800
Institutional Class	1,284,785	1,649,802	1,284,466	1,591,588
	36,767,345	121,516,596	35,063,163	58,273,382

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(13,864,384)	$(28,042,077)	$(9,302,385)	$(12,651,032)
Class B	(797,093)	(1,398,761)	(121,444)	(614,399)
Class C	(2,209,664)	(4,512,322)	(2,059,029)	(4,319,025)
Class R	(1,594,826)	(2,464,813)	(874,020)	(331,265)
Institutional Class	(6,977,454)	(13,275,105)	(9,251,487)	(12,287,920)
	(25,443,421)	(49,693,078)	(21,608,365)	(30,203,641)
Increase in net assets derived from capital share transactions	11,323,924	71,823,518	13,454,798	28,069,741
Net Increase in Net Assets	55,731,232	56,053,394	21,191,011	21,732,954

Net Assets:
Beginning of period	346,557,401	290,504,007	120,750,865	99,017,911
End of period	$402,288,633	$346,557,401	$141,941,876	$120,750,865

Undistributed (accumulated) net investment income (loss)	$(581,942)	$943,218	$128,862	$283,878

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			8/31/09[2]
	Ended	Year Ended		to
	3/31/12[1]	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.850	$9.760	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.031	0.115	0.093	0.008
Net realized and unrealized gain (loss)	1.905	(0.649)	0.839	0.372
Total from investment operations	1.936	(0.534)	0.932	0.380

Less dividends and distributions from:
Net investment income	(0.089)	(0.102)	(0.009)	—
Net realized gain on investments	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.386)	(0.376)	(0.052)	—

Net asset value, end of period	$10.400	$8.850	$9.760	$8.880

Total return[4]	22.41%	(5.99% )	10.53%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421	$287	$116	$5
Ratio of expenses to average net assets	1.18%	1.18%	1.16%	1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	10.53%	10.09%	19.15%	31.53%
Ratio of net investment income to average net assets	0.63%	1.10%	1.01%	1.11%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(8.72% )	(7.81% )	(16.98% )	(29.26% )
Portfolio turnover	22%	69%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			8/31/09[2]
	Ended	Year Ended		to
	3/31/12[1]	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.790	$9.690	$8.880	$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)	0.038	0.024	0.003
Net realized and unrealized gain (loss)	1.887	(0.631)	0.829	0.377
Total from investment operations	1.881	(0.593)	0.853	0.380

Less dividends and distributions from:
Net investment income	(0.014)	(0.033)	— [4]	—
Net realized gain on investments	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.311)	(0.307)	(0.043)	—

Net asset value, end of period	$10.360	$8.790	$9.690	$8.880

Total return[5]	21.82%	(6.56% )	9.63%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29	$20	$6	$6
Ratio of expenses to average net assets	1.93%	1.93%	1.91%	1.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	11.23%	10.79%	19.85%	32.23%
Ratio of net investment income (loss) to average net assets	(0.12% )	0.35%	0.26%	0.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(9.42% )	(8.51% )	(17.68% )	(29.96% )
Portfolio turnover	22%	69%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 For the year ended September 30, 2010, net investment income on investment distributions of $2 was made by the Fund, which calculated to de minimus amount of 0.000 per share.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       91

Financial highlights

Delaware Foundation® Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			8/31/09[2]
	Ended	Year Ended		to
	3/31/12[1]	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.830	$9.740	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.018	0.088	0.070	0.006
Net realized and unrealized gain (loss)	1.903	(0.644)	0.836	0.374
Total from investment operations	1.921	(0.556)	0.906	0.380

Less dividends and distributions from:
Net investment income	(0.064)	(0.080)	(0.003)	—
Net realized gain on investments	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.361)	(0.354)	(0.046)	—

Net asset value, end of period	$10.390	$8.830	$9.740	$8.880

Total return[4]	22.25%	(6.21% )	10.23%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$5	$6	$5
Ratio of expenses to average net assets	1.43%	1.43%	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	10.83%	10.39%	19.45%	31.83%
Ratio of net investment income to average net assets	0.38%	0.85%	0.76%	0.86%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(9.02% )	(8.11% )	(17.28% )	(29.56% )
Portfolio turnover	22%	69%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			8/31/09[2]
	Ended	Year Ended		to
	3/31/12[1]	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.870	$9.780	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.043	0.141	0.116	0.010
Net realized and unrealized gain (loss)	1.909	(0.650)	0.845	0.370
Total from investment operations	1.952	(0.509)	0.961	0.380

Less dividends and distributions from:
Net investment income	(0.115)	(0.127)	(0.018)	—
Net realized gain on investments	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.412)	(0.401)	(0.061)	—

Net asset value, end of period	$10.410	$8.870	$9.780	$8.880

Total return[4]	22.58%	(5.66% )	10.75%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,338	$1,163	$1,140	$1,030
Ratio of expenses to average net assets	0.93%	0.93%	0.91%	0.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	10.23%	9.79%	18.85%	31.23%
Ratio of net investment income to average net assets	0.88%	1.35%	1.26%	1.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(8.42% )	(7.51% )	(16.68% )	(28.96% )
Portfolio turnover	22%	69%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       93

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$8.970	$9.390	$8.670	$8.340	$11.350	$10.610

Income (loss) from investment operations:
Net investment income[3]	0.057	0.158	0.158	0.191	0.103	0.107
Net realized and unrealized gain (loss)	1.482	(0.426)	0.745	0.385	(2.519)	1.372
Total from investment operations	1.539	(0.268)	0.903	0.576	(2.416)	1.479

Less dividends and distributions from:
Net investment income	(0.148)	(0.152)	(0.183)	—	(0.267)	(0.163)
Net realized gain on investments	(0.251)	—	—	(0.246)	(0.327)	(0.576)
Total dividends and distributions	(0.399)	(0.152)	(0.183)	(0.246)	(0.594)	(0.739)

Net asset value, end of period	$10.110	$8.970	$9.390	$8.670	$8.340	$11.350

Total return[4]	17.59%	(3.00% )	10.53%	7.85%	(22.51% )	14.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,244	$38,595	$37,248	$30,085	$27,329	$38,495
Ratio of expenses to average net assets	1.15%	1.15%	1.12%	1.11%	0.81%	0.81%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.54%	1.66%	1.79%	1.12%	1.05%
Ratio of net investment income to average net assets	1.17%	1.58%	1.77%	2.65%	1.04%	0.98%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.84%	1.19%	1.23%	1.97%	0.73%	0.74%
Portfolio turnover	53%	110%	98%	94%	108%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$8.800	$9.170	$8.480	$8.230	$11.200	$10.480

Income (loss) from investment operations:
Net investment income[3]	0.055	0.135	0.089	0.138	0.029	0.026
Net realized and unrealized gain (loss)	1.454	(0.419)	0.728	0.358	(2.487)	1.355
Total from investment operations	1.509	(0.284)	0.817	0.496	(2.458)	1.381

Less dividends and distributions from:
Net investment income	(0.148)	(0.086)	(0.127)	—	(0.185)	(0.085)
Net realized gain on investments	(0.251)	—	—	(0.246)	(0.327)	(0.576)
Total dividends and distributions	(0.399)	(0.086)	(0.127)	(0.246)	(0.512)	(0.661)

Net asset value, end of period	$9.910	$8.800	$9.170	$8.480	$8.230	$11.200

Total return[4]	17.59%	(3.18% )	9.71%	7.09%	(23.14% )	13.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,282	$2,437	$3,274	$3,797	$4,573	$7,908
Ratio of expenses to average net assets	1.15%	1.35%	1.87%	1.86%	1.56%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.18%	2.24%	2.36%	2.49%	1.82%	1.75%
Ratio of net investment income to average net assets	1.17%	1.38%	1.02%	1.90%	0.29%	0.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.14%	0.49%	0.53%	1.27%	0.03%	0.04%
Portfolio turnover	53%	110%	98%	94%	108%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       95

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$8.760	$9.180	$8.490	$8.240	$11.210	$10.490

Income (loss) from investment operations:
Net investment income[3]	0.020	0.081	0.089	0.138	0.029	0.026
Net realized and unrealized gain (loss)	1.447	(0.415)	0.728	0.358	(2.487)	1.355
Total from investment operations	1.467	(0.334)	0.817	0.496	(2.458)	1.381

Less dividends and distributions from:
Net investment income	(0.076)	(0.086)	(0.127)	—	(0.185)	(0.085)
Net realized gain on investments	(0.251)	—	—	(0.246)	(0.327)	(0.576)
Total dividends and distributions	(0.327)	(0.086)	(0.127)	(0.246)	(0.512)	(0.661)

Net asset value, end of period	$9.900	$8.760	$9.180	$8.490	$8.240	$11.210

Total return[4]	17.10%	(3.73% )	9.70%	7.08%	(23.11% )	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,797	$6,043	$6,789	$5,078	$4,728	$6,027
Ratio of expenses to average net assets	1.90%	1.90%	1.87%	1.86%	1.56%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.18%	2.24%	2.36%	2.49%	1.82%	1.75%
Ratio of net investment income to average net assets	0.42%	0.83%	1.02%	1.90%	0.29%	0.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.14%	0.49%	0.53%	1.27%	0.03%	0.04%
Portfolio turnover	53%	110%	98%	94%	108%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07

	(Unaudited)
Net asset value, beginning of period	$8.910	$9.330	$8.610	$8.310	$11.310	$10.580

Income (loss) from investment operations:
Net investment income[3]	0.044	0.132	0.136	0.173	0.078	0.080
Net realized and unrealized gain (loss)	1.471	(0.424)	0.747	0.373	(2.512)	1.362
Total from investment operations	1.515	(0.292)	0.883	0.546	(2.434)	1.442

Less dividends and distributions from:
Net investment income	(0.124)	(0.128)	(0.163)	—	(0.239)	(0.136)
Net realized gain on investments	(0.251)	—	—	(0.246)	(0.327)	(0.576)
Total dividends and distributions	(0.375)	(0.128)	(0.163)	(0.246)	(0.566)	(0.712)

Net asset value, end of period	$10.050	$8.910	$9.330	$8.610	$8.310	$11.310

Total return[4]	17.41%	(3.25% )	10.36%	7.50%	(22.70% )	14.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,517	$10,085	$8,136	$1,934	$1,638	$2,241
Ratio of expenses to average net assets	1.40%	1.40%	1.37%	1.36%	1.06%	1.06%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.78%	1.84%	1.96%	2.09%	1.42%	1.35%
Ratio of net investment income to average net assets	0.92%	1.33%	1.52%	2.40%	0.79%	0.73%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.54%	0.89%	0.93%	1.67%	0.43%	0.44%
Portfolio turnover	53%	110%	98%	94%	108%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       97

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.020	$9.440	$8.710	$8.360	$11.380	$10.630

Income (loss) from investment operations:
Net investment income[3]	0.069	0.184	0.181	0.209	0.128	0.134
Net realized and unrealized gain (loss) on investments	1.485	(0.429)	0.751	0.387	(2.527)	1.381
Total from investment operations	1.554	(0.245)	0.932	0.596	(2.399)	1.515

Less dividends and distributions from:
Net investment income	(0.173)	(0.175)	(0.202)	—	(0.294)	(0.189)
Net realized gain on investments	(0.251)	—	—	(0.246)	(0.327)	(0.576)
Total dividends and distributions	(0.424)	(0.175)	(0.202)	(0.246)	(0.621)	(0.765)

Net asset value, end of period	$10.150	$9.020	$9.440	$8.710	$8.360	$11.380

Total return[4]	17.69%	(2.76% )	10.84%	8.07%	(22.34% )	14.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,920	$30,452	$29,311	$12,291	$281	$115
Ratio of expenses to average net assets	0.90%	0.90%	0.87%	0.86%	0.56%	0.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.18%	1.24%	1.36%	1.49%	0.82%	0.75%
Ratio of net investment income to average net assets	1.42%	1.83%	2.02%	2.90%	1.29%	1.23%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.14%	1.49%	1.53%	2.27%	1.03%	1.04%
Portfolio turnover	53%	110%	98%	94%	108%	8%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$10.080	$10.410	$9.740	$8.950	$11.170	$10.270

Income (loss) from investment operations:
Net investment income[3]	0.086	0.225	0.249	0.271	0.171	0.181
Net realized and unrealized gain (loss)	1.314	(0.355)	0.817	0.708	(1.908)	0.952
Total from investment operations	1.400	(0.130)	1.066	0.979	(1.737)	1.133

Less dividends and distributions from:
Net investment income	(0.120)	(0.200)	(0.396)	(0.120)	(0.281)	(0.204)
Net realized gain on investments	—	—	—	(0.069)	(0.202)	(0.029)
Total dividends and distributions	(0.120)	(0.200)	(0.396)	(0.189)	(0.483)	(0.233)

Net asset value, end of period	$11.360	$10.080	$10.410	$9.740	$8.950	$11.170

Total return[4]	13.95%	(1.39% )	11.06%	11.57%	(16.23% )	11.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,279	$197,639	$201,006	$195,233	$35,453	$39,526
Ratio of expenses to average net assets	1.13%	1.13%	1.10%	1.12%	0.80%	0.81%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.24%	1.33%	1.41%	1.05%	1.02%
Ratio of net investment income to average net assets	1.59%	2.05%	2.49%	3.20%	1.69%	1.67%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.94%	2.26%	2.91%	1.44%	1.46%
Portfolio turnover	82%	164%	134%	193%	123%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.
(continues)       99

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$10.080	$10.400	$9.700	$8.910	$11.120	$10.230

Income (loss) from investment operations:
Net investment income[3]	0.044	0.141	0.172	0.208	0.094	0.100
Net realized and unrealized gain (loss)	1.308	(0.342)	0.802	0.701	(1.903)	0.947
Total from investment operations	1.352	(0.201)	0.974	0.909	(1.809)	1.047

Less dividends and distributions from:
Net investment income	(0.072)	(0.119)	(0.274)	(0.050)	(0.199)	(0.128)
Net realized gain on investments	—	—	—	(0.069)	(0.202)	(0.029)
Total dividends and distributions	(0.072)	(0.119)	(0.274)	(0.119)	(0.401)	(0.157)

Net asset value, end of period	$11.360	$10.080	$10.400	$9.700	$8.910	$11.120

Total return[4]	13.45%	(2.03% )	10.19%	10.64%	(16.94% )	10.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,640	$3,002	$4,110	$5,598	$3,317	$5,072
Ratio of expenses to average net assets	1.90%	1.90%	1.87%	1.89%	1.55%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.96%	2.01%	2.06%	2.13%	1.75%	1.72%
Ratio of net investment income to average net assets	0.82%	1.28%	1.72%	2.43%	0.94%	0.92%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.76%	1.17%	1.53%	2.19%	0.74%	0.76%
Portfolio turnover	82%	164%	134%	193%	123%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$10.100	$10.430	$9.730	$8.930	$11.140	$10.250

Income (loss) from investment operations:
Net investment income[3]	0.045	0.141	0.172	0.208	0.095	0.100
Net realized and unrealized gain (loss)	1.317	(0.352)	0.802	0.711	(1.904)	0.947
Total from investment operations	1.362	(0.211)	0.974	0.919	(1.809)	1.047

Less dividends and distributions from:
Net investment income	(0.072)	(0.119)	(0.274)	(0.050)	(0.199)	(0.128)
Net realized gain on investments	—	—	—	(0.069)	(0.202)	(0.029)
Total dividends and distributions	(0.072)	(0.119)	(0.274)	(0.119)	(0.401)	(0.157)

Net asset value, end of period	$11.390	$10.100	$10.430	$9.730	$8.930	$11.140

Total return[4]	13.41%	(2.03% )	10.16%	10.73%	(16.91% )	10.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,125	$13,813	$12,068	$10,739	$5,998	$6,081
Ratio of expenses to average net assets	1.90%	1.90%	1.87%	1.89%	1.55%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.96%	2.01%	2.06%	2.13%	1.75%	1.72%
Ratio of net investment income to average net assets	0.82%	1.28%	1.72%	2.43%	0.94%	0.92%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.76%	1.17%	1.53%	2.19%	0.74%	0.76%
Portfolio turnover	82%	164%	134%	193%	123%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       101

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$10.060	$10.380	$9.710	$8.920	$11.140	$10.240

Income (loss) from investment operations:
Net investment income[3]	0.072	0.195	0.223	0.250	0.146	0.154
Net realized and unrealized gain (loss)	1.314	(0.348)	0.799	0.706	(1.911)	0.953
Total from investment operations	1.386	(0.153)	1.022	0.956	(1.765)	1.107

Less dividends and distributions from:
Net investment income	(0.106)	(0.167)	(0.352)	(0.097)	(0.253)	(0.178)
Net realized gain on investments	—	—	—	(0.069)	(0.202)	(0.029)
Total dividends and distributions	(0.106)	(0.167)	(0.352)	(0.166)	(0.455)	(0.207)

Net asset value, end of period	$11.340	$10.060	$10.380	$9.710	$8.920	$11.140

Total return[4]	13.83%	(1.60% )	10.73%	11.16%	(16.49% )	10.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,636	$18,645	$6,994	$1,568	$1,207	$1,157
Ratio of expenses to average net assets	1.40%	1.40%	1.37%	1.39%	1.05%	1.06%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.56%	1.61%	1.66%	1.73%	1.35%	1.32%
Ratio of net investment income to average net assets	1.32%	1.78%	2.22%	2.93%	1.44%	1.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.16%	1.57%	1.93%	2.59%	1.14%	1.16%
Portfolio turnover	82%	164%	134%	193%	123%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$10.080	$10.400	$9.760	$8.970	$11.200	$10.300

Income (loss) from investment operations:
Net investment income[3]	0.099	0.250	0.272	0.291	0.197	0.208
Net realized and unrealized gain (loss)	1.314	(0.345)	0.802	0.712	(1.917)	0.950
Total from investment operations	1.413	(0.095)	1.074	1.003	(1.720)	1.158

Less dividends and distributions from:
Net investment income	(0.133)	(0.225)	(0.434)	(0.144)	(0.308)	(0.229)
Net realized gain on investments	—	—	—	(0.069)	(0.202)	(0.029)
Total dividends and distributions	(0.133)	(0.225)	(0.434)	(0.213)	(0.510)	(0.258)

Net asset value, end of period	$11.360	$10.080	$10.400	$9.760	$8.970	$11.200

Total return[4]	14.08%	(1.07% )	11.26%	11.76%	(16.06% )	11.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,609	$113,458	$66,326	$38,124	$1,357	$98
Ratio of expenses to average net assets	0.90%	0.90%	0.87%	0.89%	0.55%	0.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.96%	1.01%	1.06%	1.13%	0.75%	0.72%
Ratio of net investment income to average net assets	1.82%	2.28%	2.72%	3.43%	1.94%	1.92%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.76%	2.17%	2.53%	3.19%	1.74%	1.76%
Portfolio turnover	82%	164%	134%	193%	123%	8%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       103

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.430	$9.900	$9.360	$8.320	$9.770	$9.270

Income (loss) from investment operations:
Net investment income[3]	0.096	0.245	0.289	0.304	0.226	0.260
Net realized and unrealized gain (loss)	0.836	(0.183)	0.687	0.942	(1.253)	0.503
Total from investment operations	0.932	0.062	0.976	1.246	(1.027)	0.763

Less dividends and distributions from:
Net investment income	(0.100)	(0.236)	(0.436)	(0.206)	(0.324)	(0.263)
Net realized gain on investments	(0.262)	(0.296)	—	—	(0.099)	—
Total dividends and distributions	(0.362)	(0.532)	(0.436)	(0.206)	(0.423)	(0.263)

Net asset value, end of period	$10.000	$9.430	$9.900	$9.360	$8.320	$9.770

Total return[4]	10.07%	0.48%	10.70%	15.53%	(10.98% )	8.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,303	$66,175	$55,513	$43,873	$35,619	$39,863
Ratio of expenses to average net assets	1.13%	1.14%	1.13%	1.13%	0.81%	0.81%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.42%	1.47%	1.55%	1.65%	1.09%	1.06%
Ratio of net investment income to average net assets	1.95%	2.44%	3.02%	3.78%	2.48%	2.73%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.66%	2.11%	2.60%	3.26%	2.20%	2.48%
Portfolio turnover	114%	211%	192%	177%	136%	13%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.500	$9.990	$9.380	$8.330	$9.770	$9.270

Income (loss) from investment operations:
Net investment income[3]	0.096	0.247	0.271	0.243	0.157	0.188
Net realized and unrealized gain (loss)	0.846	(0.188)	0.691	0.948	(1.247)	0.506
Total from investment operations	0.942	0.059	0.962	1.191	(1.090)	0.694

Less dividends and distributions from:
Net investment income	(0.100)	(0.253)	(0.352)	(0.141)	(0.251)	(0.194)
Net realized gain on investments	(0.262)	(0.296)	—	—	(0.099)	—
Total dividends and distributions	(0.362)	(0.549)	(0.352)	(0.141)	(0.350)	(0.194)

Net asset value, end of period	$10.080	$9.500	$9.990	$9.380	$8.330	$9.770

Total return[4]	10.10%	0.44%	10.48%	14.66%	(11.56% )	7.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$612	$567	$938	$892	$677	$826
Ratio of expenses to average net assets	1.13%	1.14%	1.33%	1.88%	1.56%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.12%	2.17%	2.25%	2.35%	1.79%	1.76%
Ratio of net investment income to average net assets	1.95%	2.44%	2.28%	3.03%	1.73%	1.98%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.96%	1.41%	1.90%	2.56%	1.50%	1.78%
Portfolio turnover	114%	211%	192%	177%	136%	13%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       105

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.450	$9.920	$9.330	$8.290	$9.730	$9.230

Income (loss) from investment operations:
Net investment income[3]	0.059	0.170	0.218	0.245	0.159	0.189
Net realized and unrealized gain (loss)	0.836	(0.190)	0.695	0.936	(1.249)	0.505
Total from investment operations	0.895	(0.020)	0.913	1.181	(1.090)	0.694

Less dividends and distributions from:
Net investment income	(0.063)	(0.154)	(0.323)	(0.141)	(0.251)	(0.194)
Net realized gain on investments	(0.262)	(0.296)	—	—	(0.099)	—
Total dividends and distributions	(0.325)	(0.450)	(0.323)	(0.141)	(0.350)	(0.194)

Net asset value, end of period	$10.020	$9.450	$9.920	$9.330	$8.290	$9.730

Total return[4]	9.64%	(0.34% )	9.98%	14.61%	(11.61% )	7.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,988	$17,206	$10,578	$4,004	$3,373	$2,294
Ratio of expenses to average net assets	1.88%	1.89%	1.88%	1.88%	1.56%	1.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.12%	2.17%	2.25%	2.35%	1.79%	1.76%
Ratio of net investment income to average net assets	1.20%	1.69%	2.27%	3.03%	1.73%	1.98%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.96%	1.41%	1.90%	2.56%	1.50%	1.78%
Portfolio turnover	114%	211%	192%	177%	136%	13%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.430	$9.900	$9.350	$8.310	$9.750	$9.250

Income (loss) from investment operations:
Net investment income[3]	0.083	0.220	0.265	0.284	0.204	0.237
Net realized and unrealized gain (loss)	0.836	(0.184)	0.683	0.940	(1.245)	0.503
Total from investment operations	0.919	0.036	0.948	1.224	(1.041)	0.740

Less dividends and distributions from:
Net investment income	(0.087)	(0.210)	(0.398)	(0.184)	(0.300)	(0.240)
Net realized gain on investments	(0.262)	(0.296)	—	—	(0.099)	—
Total dividends and distributions	(0.349)	(0.506)	(0.398)	(0.184)	(0.399)	(0.240)

Net asset value, end of period	$10.000	$9.430	$9.900	$9.350	$8.310	$9.750

Total return[4]	9.93%	0.22%	10.39%	15.36%	(11.23% )	8.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,348	$3,220	$1,590	$840	$866	$792
Ratio of expenses to average net assets	1.38%	1.39%	1.38%	1.38%	1.06%	1.06%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.72%	1.77%	1.85%	1.95%	1.39%	1.36%
Ratio of net investment income to average net assets	1.70%	2.19%	2.77%	3.53%	2.23%	2.48%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.36%	1.81%	2.30%	2.96%	1.90%	2.18%
Portfolio turnover	114%	211%	192%	177%	136%	13%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       107

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/12[1,2]	9/30/11[2]	9/30/10[2]	9/30/09[2]	9/30/08[2]	9/30/07
	(Unaudited)
Net asset value, beginning of period	$9.440	$9.920	$9.390	$8.350	$9.800	$9.290

Income (loss) from investment operations:
Net investment income[3]	0.108	0.271	0.314	0.324	0.249	0.284
Net realized and unrealized gain (loss)	0.846	(0.194)	0.692	0.943	(1.252)	0.512
Total from investment operations	0.954	0.077	1.006	1.267	(1.003)	0.796

Less dividends and distributions from:
Net investment income	(0.112)	(0.261)	(0.476)	(0.227)	(0.348)	(0.286)
Net realized gain on investments	(0.262)	(0.296)	—	—	(0.099)	—
Total dividends and distributions	(0.374)	(0.557)	(0.476)	(0.227)	(0.447)	(0.286)

Net asset value, end of period	$10.020	$9.440	$9.920	$9.390	$8.350	$9.800

Total return[4]	10.30%	0.63%	11.02%	15.93%	(10.82% )	8.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,691	$33,583	$30,399	$8,740	$185	$87
Ratio of expenses to average net assets	0.88%	0.89%	0.88%	0.88%	0.56%	0.56%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.12%	1.17%	1.25%	1.35%	0.79%	0.76%
Ratio of net investment income to average net assets	2.20%	2.69%	3.27%	4.03%	2.73%	2.98%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.96%	2.41%	2.90%	3.56%	2.50%	2.78%
Portfolio turnover	114%	211%	192%	177%	136%	13%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®
March 31, 2012 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers four funds: Delaware Foundation® Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R and Institutional Class shares. Delaware Foundation Equity Fund offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Equity Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (September 30, 2008 - September 30, 2011, as applicable), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

(continues)       109

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 30, 2012.

To Be Announced Trades — The Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Funds’ ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by the Funds to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Funds on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized gain and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2012, the Funds earned the following amounts under this agreement:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$1	$30	$112	$28

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed each Fund’s average daily net assets through January 28, 2013 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
0.95%	0.90%	0.90%	0.88%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2012, the Funds were charged for these services as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$40	$2,347	$9,308	$3,222

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through January 28, 2013 to no more than 0.25% and 0.50%, respectively, of average daily net assets. For the Delaware Foundation Conservative Allocation Fund and for the Delaware Foundation Growth Allocation Fund, DDLP has voluntarily agreed to waive Class B shares’ 12B-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. This waiver may be discontinued at any time because it is voluntary.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% (currently waived to 0.25% through January 28, 2013) rates described above.

(continues)       111

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2012, the Funds had receivables due from or liabilities payable to affiliates as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment management fee payable to DMC	$—	$(35,368)	$(196,750)	$(56,164)
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(74)	(2,409)	(9,471)	(3,337)
Distribution fees payable to DDLP	(105)	(20,684)	(69,973)	(35,209)
Other expenses payable to DMC and affiliates*	(23)	(8,849)	(21,899)	(8,044)
Receivable from DMC under expense limitation agreement	13,950	—	—	—

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended March 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$24	$1,415	$5,620	$1,949

For the six months ended March 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$86	$3,215	$9,648	$20,086

For the six months ended March 31, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Class A	$49	$ 3	$—
Class B	832	589	220
Class C	126	826	398

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended March 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Purchases other than U.S. government securities	$346,862	$38,089,911	$251,265,030	$101,311,918
Purchases of U.S. government securities	—	10,969,948	54,220,727	51,644,035
Sales other than U.S. government securities	389,689	38,566,667	201,874,030	88,655,840
Sales of U.S. government securities	—	11,247,705	93,334,872	52,229,950

At March 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,546,066	$91,654,829	$372,365,316	$141,833,350
Aggregate unrealized appreciation	$330,451	$16,894,278	$56,803,965	$13,278,587
Aggregate unrealized depreciation	(72,458)	(3,294,392)	(10,533,066)	(2,760,299)
Net unrealized appreciation	$257,993	$13,599,886	$46,270,899	$10,518,288

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Delaware Foundation® Equity Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Total
Common Stock	$1,655,249	$7,335	$1,662,584
Investment Companies	42,036	—	42,036
Short-Term Investments	—	95,569	95,569
Securities Lending Collateral	—	2,639	2,639
Other	1,231	—	1,231
Total	$1,698,516	$105,543	$1,804,059
Foreign Currency Exchange Contracts	$—	$2	$2

(continues)       113

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Delaware Foundation Equity Fund
Common
Stock
Balance as of 9/30/11	$724
Net realized loss	(1)
Sales	(24)
Transfers out of Level 3	(1,400)
Net change in unrealized appreciation/depreciation	701
Balance as of 3/31/12	$—

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/12	$—

The following table summarizes the valuation of Delaware Foundation® Growth Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$3,410,892	$141,659	$3,552,551
Common Stock	76,072,382	317,012	—	76,389,394
Corporate Debt	21,158	12,739,405	—	12,760,563
Foreign Debt	—	2,696,938	—	2,696,938
Investment Companies	50,787	—	—	50,787
U.S. Treasury Obligations	—	2,643,559	—	2,643,559
Short-Term Investments	—	7,048,083	—	7,048,083
Preferred Stock	118,933	—	—	118,933
Option Written	(6,093)	—	—	(6,093)
Total	$76,257,167	$28,855,889	$141,659	$105,254,715
Foreign Currency Exchange Contracts	$—	$(12,884)	$—	$(12,844)
Future Contracts	$1,548	$—	$—	$1,548
Swap Contracts	$—	$(477)	$—	$(477)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation Growth Allocation Fund
	Agency,
	Asset- &
	Mortgage-Backed	Common
	Securities	Stock	Total
Balance as of 9/30/11	$—	$23,783	$23,783
Net realized loss	—	(54)	(54)
Purchases	141,659	—	141,659
Sales	—	(1,027)	(1,027)
Transfers out of Level 3	—	(45,500)	(45,500)
Net change in unrealized appreciation/depreciation	—	22,798	22,798
Balance as of 3/31/12	$141,659	$—	$141,659

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/12	$—	$—	$—

The following table summarizes the valuation of Delaware Foundation Moderate Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$23,536,663	$1,377,285	$24,913,948
Common Stock	225,793,524	813,768	—	226,607,292
Corporate Debt	141,496	93,709,732	—	93,851,228
Foreign Debt	—	19,378,507	—	19,378,507
Investment Companies	129,201	—	—	129,201
Municipal Bond	—	242,966	—	242,966
U.S. Treasury Obligations	—	17,977,889	—	17,977,889
Short-Term Investments	—	34,649,487	—	34,649,487
Other	767,267	118,430	—	885,697
Option Written	(52,813)	—	—	(52,813)
Total	$226,778,675	$190,427,442	$1,377,285	$418,583,402
Foreign Currency Exchange Contracts	$—	$(99,543)	$—	$(99,547)
Futures Contracts	$68,355	$—	$—	$68,355
Swap Contracts	$—	$(12,262)	$—	$(12,262)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation® Moderate Allocation Fund
	Agency,
	Asset- &
	Mortgage-Backed	Corporate
	Securities	Debt	Total
Balance as of 9/30/11	$97,796	$60,409	$158,205
Net realized loss	—	(157)	(157)
Purchases	1,274,934	—	1,274,934
Sales	—	(2,991)	(2,991)
Transfers out of Level 3	—	(114,800)	(114,800)
Net change in unrealized appreciation/depreciation	4,555	57,539	62,094
Balance as of 3/31/12	$1,377,285	$—	$1,377,285

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/12	$4,555	$—	$4,555

The following table summarizes the valuation of Delaware Foundation Conservative Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$13,896,371	$1,001,343	$14,897,714
Common Stock	53,408,178	224,107	—	53,632,285
Corporate Debt	64,592	46,246,875	—	46,311,467
Foreign Debt	—	8,566,738	—	8,566,738
Investment Companies	50,344	—	—	50,344
U.S. Treasury Obligations	—	11,759,311	—	11,759,311
Short-Term Investments	—	16,688,985	—	16,688,985
Other	419,048	25,746	—	444,794
Options Written	(24,375)	—	—	(24,375)
Total	$53,917,787	$97,408,133	$1,001,343	$152,327,263
Foreign Currency Exchange Contracts	$—	$(48,595)	$—	$(48,595)
Futures Contract	$16,744	$—	$—	$16,744
Swap Contracts	$—	$(6,977)	$—	$(6,977)

(continues)       115

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation Conservative Allocation Fund
	Agency,
	Asset- &
	Mortgage-Backed	Common
	Securities	Stock	Total
Balance as of 9/30/11	$97,796	$13,676	$111,472
Net realized loss	—	(38)	(38)
Purchases	898,993	—	898,993
Sales	—	(722)	(722)
Transfers out of Level 3	—	(25,900)	(25,900)
Net change in unrealized appreciation/depreciation	4,554	12,984	17,538
Balance as of 3/31/12	$1,001,343	$—	$1,001,343

Net change in unrealized appreciation/depreciation
from investments still held as of 3/31/12	$4,554	$—	$4,554

During the six months ended March 31, 2012, Delaware Foundation® Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $14,000, $45,500 $114,800 and $25,900 respectively, due to the Funds’ using a price with observable inputs that have been using a price with unobservable inputs. During the six months ended March 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the six months. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2012 and the year ended September 30, 2011 was as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Six Months Ended 3/31/12*
Ordinary income	$24,284	$2,747,920	$4,217,091	$3,190,088
Long-term capital gain	42,154	1,067,406	—	1,433,325
Total	$66,438	$3,815,326	$4,217,091	$4,623,413

Year Ended 9/30/11
Ordinary income	$50,758	$1,335,964	$5,982,204	$4,437,691
Long-term capital gain	3,411	—	—	1,246,686
Total	$54,169	$1,335,964	$5,982,204	$5,684,377

*Tax information for the six months ended March 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2012, the estimated components of net assets on a tax basis were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Shares of beneficial interest	$1,544,429	$88,985,652	$362,898,999	$131,359,306
Undistributed ordinary income	1,676	315,904	330,962	499,994
Realized gains (losses) 10/1/11 – 3/31/12	(9,745)	35,009	342,503	263,090
Other temporary differences	—	(24,886)	(178,648)	(93,046)
Capital loss carryforwards as of 9/30/11	—	—	(6,190,481)	—
Unrealized appreciation of investments and foreign currencies	257,954	13,448,662	45,085,298	9,912,532
Net assets	$1,794,314	$102,760,341	$402,288,633	$141,941,876

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Undistributed net investment income	$(800)	$(34,855)	$(352,476)	$(101,442)
Accumulated net realized gain (loss)	800	34,855	352,476	101,442

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining for Delaware Moderate Allocation Fund at September 30, 2011 will expire as follows:

2016	$5,141,336
2017	368,871
2018	680,274
Total	$6,190,481

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended March 31, 2012, the Delaware Foundation Moderate Allocation Fund had capital gains of $342,503, which may reduce capital loss carryforwards.

(continues)       117

Notes to financial statements

Delaware Foundation Funds®

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation		Delaware Foundation		Delaware Foundation		Delaware Foundation
	Equity Fund		Growth Allocation Fund		Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Shares sold:
Class A	7,166	33,215	360,641	1,090,947	1,056,146	2,552,356	999,381	2,362,924
Class B	—	—	2,749	8,553	5,924	27,857	11,103	24,114
Class C	403	2,617	57,407	192,764	329,363	606,595	524,403	1,132,079
Class R	—	—	240,266	436,565	183,907	1,384,276	71,520	203,699
Institutional Class	2,974	24,903	510,731	799,577	1,475,075	5,937,772	1,518,246	1,554,162

Shares issued upon reinvestment
of dividends and distributions:
Class A	1,254	570	179,365	58,035	180,886	289,797	261,438	315,732
Class B	—	—	10,912	2,951	1,654	3,323	2,123	3,084
Class C	81	19	23,344	6,126	9,232	13,714	58,023	54,456
Class R	24	21	41,792	11,575	18,284	20,603	10,538	10,475
Institutional Class	5,683	4,574	153,609	54,411	117,903	151,307	133,783	161,939
	17,585	65,919	1,580,816	2,661,504	3,378,374	10,987,600	3,590,558	5,822,664

Shares repurchased:
Class A	(316)	(13,269)	(466,696)	(810,749)	(1,277,078)	(2,553,939)	(949,035)	(1,266,156)
Class B	—	—	(60,328)	(91,393)	(73,185)	(128,250)	(12,213)	(61,413)
Class C	—	(971)	(84,385)	(248,184)	(202,674)	(410,225)	(209,582)	(432,504)
Class R	—	—	(168,948)	(187,874)	(147,123)	(225,445)	(88,869)	(33,120)
Institutional Class	(11,131)	(15,075)	(404,454)	(581,242)	(647,732)	(1,207,769)	(945,881)	(1,224,905)
	(11,447)	(29,315)	(1,184,811)	(1,919,442)	(2,347,792)	(4,525,628)	(2,205,580)	(3,018,098)
Net increase	6,138	36,604	396,005	742,062	1,030,582	6,461,972	1,384,978	2,804,566

For the six months ended March 31, 2012 and the year ended September 30, 2011, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	3/31/12			9/30/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Foundation® Growth Allocation Fund	27,171	26,639	$264,346	54,147	53,043	$523,268
Delaware Foundation Moderate Allocation Fund	26,842	26,781	294,314	69,462	69,322	755,888
Delaware Foundation Conservative Allocation Fund	6,033	6,076	60,064	15,488	15,374	153,981

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Funds, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of March 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended March 31, 2012, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund entered into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options during the six months ended March 31, 2012 for each Fund were as follows:

	Delaware		Delaware		Delaware
	Foundation		Foundation		Foundation
	Growth		Moderate		Conservative
	Allocation Fund		Allocation Fund		Allocation Fund
	Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2011	—	$—	—	$—	—	$—
Options written	9	10,723	141	148,451	65	68,586
Options expired	(2)	(1,071)	(43)	(27,807)	(20)	(12,588)
Options terminated in closing purchase transactions	(4)	(5,364)	(72)	(84,921)	(33)	(39,657)
Options outstanding at March 31, 2012	3	$4,288	26	$35,723	12	$16,341

(continues)     119

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

Swap Contracts — The Funds may enter into CDS contracts in the normal course of pursuing its investment objective. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2012, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2012, the net unrealized depreciation of CDS contracts for each Fund was as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$(477)	$(12,262)	$(6,977)

The Funds had posted cash collateral for open swap contracts which is presented as restricted cash on the statements of assets and liabilities as follows:

Delaware	Delaware
Foundation	Foundation
Moderate	Conservative
Allocation Fund	Allocation Fund
$230,000	$110,000

If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2012, the Funds would have received the following amounts less the value of the contracts’ related reference obligations.

Delaware		Delaware		Delaware
Foundation®		Foundation		Foundation
Growth		Moderate		Conservative
Allocation Fund		Allocation Fund		Allocation Fund
EUR	805,000	EUR	5,860,000	EUR	2,905,000
USD	955,00	USD	6,767,000	USD	3,445,000

The Funds received securities collateral for certain open derivatives as follows:

Delaware	Delaware
Foundation	Foundation
Moderate	Conservative
Allocation Fund	Allocation Fund
$385,000	$168,000

As disclosed in the footnotes to the statements of net assets, at March 31, 2012, the notional value of the protection sold for the Funds was as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$30,000	$380,000	$185,000

These amounts reflect the maximum potential amount the Funds could be required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2012, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$976	$12,533	$6,102

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

See the statement of operations on pages 84-85 for the realized and unrealized gain or loss on derivatives for the Delaware Foundation Equity Fund.

Fair values of derivative instruments as of March 31, 2012 for each Fund were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets & Liabilities Location	Fair Value		Assets & Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Foreign currency exchange contracts, at value	$892		Foreign currency exchange contracts, at value	$(13,776)

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	1,548	*	Variation margin payable on futures contracts	—

Equity contracts (Options written)	Options written, at value	—		Options written, at value	(6,093)

Credit contracts (CDS contracts)	Unrealized gain on CDS contracts	18,857		Unrealized loss on CDS contracts	(18,380)

Total		$21,297			$(38,249)

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets & Liabilities Location	Fair Value		Assets & Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Foreign currency exchange contracts, at value	$4,143		Foreign currency exchange contracts, at value	$(103,686)

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	68,355	*	Variation margin payable on futures contracts	—

Equity contracts (Options written)	Options written, at value	—		Options written, at value	(17,090)

Credit contracts (CDS contracts)	Unrealized gain on CDS contracts	127,040		Unrealized loss on CDS contracts	(139,302)

Total		$199,538			$(260,078)

(continues)     121

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
	Assets & Liabilities Location	Fair Value		Assets & Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Foreign currency exchange contracts, at value	$2,960		Foreign currency exchange contracts, at value	$(51,555)

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	16,744	*	Variation margin payable on futures contracts	—

Equity contracts (Options written)	Options written, at value	—		Options written, at value	(8,034)

Credit contracts (CDS contracts)	Unrealized gain on CDS contracts	62,456		Unrealized loss on CDS contracts	(69,433)

Total		$82,160			$(129,022)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened at March 31, 2012. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2012 was as follows:

	Delaware Foundation® Growth Allocation Fund
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$(107,383)	$(35,979)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts	74,620	(73,452)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) on options written	6,006	(1,805)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) on swap contracts	(171,452)	(46,835)
Total		$(198,209)	$(158,071)

	Delaware Foundation Moderate Allocation Fund
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$(584,935)	$(270,429)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts	545,237	(549,754)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) on options written	97,412	(17,090)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) on swap contracts	(1,220,858)	(353,147)
Total		$(1,163,144)	$(1,190,420)

	Delaware Foundation Conservative Allocation Fund
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$(223,432)	$(134,172)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts	263,149	(283,918)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) on options written	45,012	(8,034)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) on swap contracts	(613,713)	(171,723)
Total		$(528,984)	$(597,847)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended March 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended March 31, 2012.

	Delaware Foundation® Equity Fund
	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,564	USD	1,384

	Delaware Foundation Growth Allocation Fund
	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	725,033	USD	2,122,862
Futures contracts (average notional value)		897,870		664,425
	EUR	243,933	EUR	—
Options contracts (average notional value)	USD	14	USD	1,615
Swap contracts (average notional value)		34,480		1,820,067
	EUR	—	EUR	706,880

	Delaware Foundation Moderate Allocation Fund
	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	4,453,950	USD	14,273,838
Futures contracts (average notional value)		9,264,624		7,090,950
	EUR	3,194,599		—
	GBP	11,683		—
Options contracts (average notional value)	USD	99		19,405
Swap contracts (average notional value)		413,920		13,111,321
		—	EUR	5,115,184

	Delaware Foundation Conservative Allocation Fund
	Asset Derivative Volume		Liability Derivative Volume
Foreign currency exchange contracts (average cost)	USD	2,355,688	USD	6,859,103
Futures contracts (average notional value)		2,514,710		2,905,461
	EUR	1,191,512		—
	GBP	4,376		—
Options contracts (average notional value)	USD	50		9,014
Swap contracts (average notional value)		201,640		6,601,432
		—	EUR	2,500,840

(continues)     123

Notes to financial statements

Delaware Foundation Funds®

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up this shortfall.

During the six months ended March 31, 2012, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund had no securities out on loan. At March 31, 2012, the values of securities on loan for Delaware Foundation Equity Fund was $2,539, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2012, the value of invested collateral was $2,639. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Foundation Funds®

Change in Independent Registered Public Accounting Firm. Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Foundation Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and September 30, 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Website
www.delawareinvestments.com

Frances A. Sevilla-Sacasa
Executive Advisor to Dean,
University of Miami
School of Business Administration
Coral Gables, FL

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® FOUNDATION FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2012